     ANNUAL REPORT

                                          --
Twelve months ended December 31, 2002

                                                          ONE GROUP MUTUAL FUNDS

One Group
           Investment Trust

                                    Picture



Mid Cap Growth Portfolio
Mid Cap Value Portfolio
Diversified Mid Cap Portfolio
Large Cap Growth Portfolio
Diversified Equity Portfolio
Equity Index Portfolio
Balanced Portfolio
Bond Portfolio

Government Bond Portfolio

  NOT FDIC INSURED - NO BANK GUARANTEE - MAY
                  LOSE VALUE
                                                           ONE GROUP INVESTMENTS

This material must be preceded or accompanied by a current prospectus

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002

                                                                 Report

ONE GROUP INVESTMENT TRUST
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Portfolio Performance Review ...............................    2

Schedules of Portfolio Investments .........................   20

Statements of Assets and Liabilities .......................   63

Statements of Operations ...................................   65

Statements of Changes in Net Assets ........................   67

Financial Highlights .......................................   70

Notes to Financial Statements ..............................   72

Report of Independent Accountants ..........................   77

Trustees ...................................................   78

Officers ...................................................   79


ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       2
Report


ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Dan Kapusta, managing director of the equity growth team and Rick Jandrain, chief investment officer of equity securities.

HOW DID THE PORTFOLIO PERFORM?
For the year ended December 31, 2002, the Mid Cap Growth Portfolio posted a total return of -20.13%.

WHAT LED TO THE NEGATIVE PERFORMANCE?
Volatility was rampant during 2002, which may be remembered as one of the most volatile years in stock market history. The situation was challenging, particularly in the second and third quarters of 2002. In fact, the third-quarter decline of 17.28% for the S&P 500 Index(1) represented the worst quarter in more than a decade(2).

Mid-cap growth stocks declined for an unprecedented third-consecutive year. The primary culprit for the downturn in 2002 was corporate America, which lost the trust and confidence of investors following several high-profile fiscal mismanagement and accounting scandals.

WHAT WERE YOUR KEY STRATEGIES DURING THIS DIFFICULT YEAR?
Our ongoing strategy involves a commitment to three principles: philosophy, process and people. Our philosophy keeps us focused on our stated style -- the mid-cap growth style -- regardless of short-term market events. We always strive to invest in companies exhibiting solid growth characteristics, which may include positive earnings-estimate revisions and earnings surprises, and earnings, revenue and price momentum. Our process involves bottom-up stock selection, which incorporates rigorous and ongoing analysis of company balance sheets, strategies, competition, and management structures while monitoring industry trends, market movements and economic influences. The "people" principle means we rely on an experienced team of professionals to manage the Portfolio, rather than a single "star" manager.

Our investment themes for the year differed by sector. In the consumer sector, for example, we remained bullish, due to the sector's ability to maintain earnings throughout the recession. This primarily was due to improving consumer balance sheets brought on by the year's record mortgage-refinancing activity. We also were bullish in the financials sector, successfully overweighting select insurance and brokerage companies. In the technology sector we were bearish, maintaining a defensive posture due to our beliefs that technology stocks were overvalued at the beginning of the year and that capital spending would decline. This strategy proved effective, primarily in the semiconductor area. We also realized relatively good performance in the hardware and services and communication services areas, where stock selection was key.

On the other hand, an untimely overweight position in the biotechnology area of the health care sector hindered Portfolio performance. Likewise, missed earnings drivers in two holdings in the capital equipment sector led to underperformance in that sector.

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE PORTFOLIO?
We believe 2003 may mark the end of the extended bear market. The economy appears to be on the mend, and weekly jobless claims seem to be stabilizing per U.S. Department of Labor reports. We believe last year's monetary stimulus from the Federal Reserve and this year's proposed fiscal stimulus from President Bush may be positive influences on stock market growth. We also expect financial risk aversion, which is understandably high, to abate in 2003, as the market works through the issue of corporate malfeasance. This, too, would be a positive factor for the stock market.

Top 10 Holdings(3)
 1.  M&T Bank Corp. ........  2.3%
 2.  Affiliated Computer
     Services, Inc. ........  2.2%
 3.  Gilead Sciences,
     Inc. ..................  2.1%
 4.  Washington Post Co. ...  2.0%
 5.  Symantec Corp. ........  1.8%
 6.  Brinker International,
     Inc. ..................  1.7%
 7.  McCormick & Co.,
     Inc. ..................  1.6%
 8.  Weatherford
     International, Ltd. ...  1.5%
 9.  IDEC Pharmaceuticals
     Corp. .................  1.5%
10.  Expeditors
     International, Inc. ...  1.5%

Portfolio Allocation(3)
Common Stock..............  98.2%
Cash Equivalents..........   1.8%

Top 5 Industries(3)
 1.  Health Care............  20.1%
 2.  Financial Services.....  11.6%
 3.  Business Equipment &
     Services...............  11.3%
 4.  Retail.................  11.0%
 5.  Technology.............  10.9%

--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. An investor cannot invest directly in an index.

(2) Source: Thomson Financial Company, 2002.

(3) As of December 31, 2002. The Portfolio's composition is subject to change. Percentages based on net assets.

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       3

                                                                 Report

[GRAPH]                   Value of $10,000 Investment

                                                                                                   S&P MIDCAP 400/BARRA GROWTH
                                                                  MID CAP GROWTH PORTFOLIO                    INDEX
                                                                  ------------------------         ---------------------------
8/94                                                                       10000                              10000
12/94                                                                       9700                              10316
12/95                                                                      12033                              13132
12/96                                                                      13919                              15550
12/97                                                                      18068                              20241
12/98                                                                      25082                              27297
12/99                                                                      31458                              35141
12/00                                                                      33279                              38360
12/01                                                                      29735                              35302
12/02                                                                      23749                              28533

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------
                                                                   1 Year        5 Year        Since Inception (8/1/94)
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio                                         (20.13)%       5.62%                 10.82%
-----------------------------------------------------------------------------------------------------------------------
  S&P MidCap 400/BARRA Growth Index                                (19.17)%       7.11%                 13.26%
-----------------------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Mid Cap Growth Portfolio is measured against the S&P Midcap 400/BARRA Growth Index, an unmanaged index representing the performance of the lowest price-to-book securities in the S&P Midcap 400 Index. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       4
Report


ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Bill Turner, member of the equity value team; Kathy Dodd, managing director of the equity value team and Rick Jandrain, chief investment officer of equity securities.

HOW DID THE PORTFOLIO PERFORM?
For the year ended December 31, 2002, the Mid Cap Value Portfolio posted a total return of -12.85%.

TO WHAT DO YOU ATTRIBUTE THE NEGATIVE PERFORMANCE?
Continued earnings declines, several high-profile corporate accounting and management scandals, and changing sentiment regarding the strength and direction of the U.S. economy adversely affected stocks during 2002. The ever-widening budget deficit resulting from the war on terrorism and potential war with Iraq also made many investors uneasy. Inflation concerns moved to the backburner, but higher oil and gold prices and increasing Federal Reserve-driven liquidity coupled with a weaker U.S. dollar had investors perplexed. This environment made for a challenging stock-picking climate.

WHAT WAS YOUR STRATEGY IN THIS DIFFICULT ENVIRONMENT?
No matter what the general market climate, our strategy involves seeking out stocks with below-average price-to-earnings and price-to-book ratios. Our goal is to invest in attractively priced stocks with improving earnings growth that will lead to eventual price appreciation. We focus on stocks with an "earnings catalyst," or a specific factor expected to improve the company's earnings growth, such as the introduction of a new product, a management turnaround or a merger.

The Portfolio generated strong performance in the communication technology and software sector. This area of the market suffered steep declines during the year, but our stock selections in this sector helped the Portfolio's performance. On the other hand, the Portfolio's consumer cyclical holdings were not as fortunate. Poor stock selection combined with an underweight in the print advertising and broadcast industries contributed to the sector's underperformance relative to the benchmark.

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE PORTFOLIO?
We believe the economic recovery may be muted in comparison to previous recoveries; but we do expect an end to the extended bear market in 2003. Although the economic environment lacks any strong underpinnings for a rapid recovery, such as improving global health or under-leveraged consumers and businesses, there were some signs of improvement as 2002 drew to a close. The rate of layoffs slowed by year end, and consumer spending, led by household mortgage refinancings, remained strong. In addition, we follow the old adage "don't fight the Fed." We respect the power of the 12 rate cuts (for a total 5.25% reduction) and the tremendous amount of liquidity the Federal Reserve ("the Fed") has pumped into the economy.

Given these factors, we have slightly tilted the Portfolio toward companies leveraged to a recovering economy. We believe we will see many false signals and economic crosscurrents, which could mean that stock market volatility during 2003 may be greater than it was in 2002. This should create a good environment for the actively managed Mid Cap Value Portfolio, because volatility creates extreme pricing, and extreme pricing can create opportunity.

Top 10 Holdings(1)
 1.  National Commerce
     Financial Co. .........  1.6%
 2.  Tyson Foods, Inc. Class
     A......................  1.6%
 3.  L-3 Communication
     Holdings, Inc. ........  1.4%
 4.  Ensco International,
     Inc. ..................  1.4%
 5.  Pepco Holdings, Inc....  1.4%
 6.  Wisconsin Energy
     Corp. .................  1.4%
 7.  Mohawk Industries,
     Inc. ..................  1.3%
 8.  Greenpoint Financial
     Corp. .................  1.3%
 9.  Dean Foods Co. ........  1.2%
10.  Pioneer Natural
     Resources Co. .........  1.2%

Portfolio Allocation(1)
Common Stock..............  97.2%
Cash Equivalents..........   2.8%

Top 5 Industries(1)
 1.  Financial Services.....  23.5%
 2.  Utilities..............  11.2%
 3.  Energy.................  10.8%
 4.  Technology.............  10.4%
 5.  Consumer Non-Durable...   8.6%

--------------------------------------------------------------------------------

(1) As of December 31, 2002. The Portfolio's composition is subject to change. Percentages based on net assets.

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       5

                                                                 Report

[GRAPH]                   Value of $10,000 Investment

                                                                                                    S&P MIDCAP 400/BARRA VALUE
                                                                  MID CAP VALUE PORTFOLIO                     INDEX
                                                                  -----------------------           --------------------------
5/97                                                                       10000                              10000
12/97                                                                      11697                              13146
12/98                                                                      11309                              13759
12/99                                                                      11101                              14079
12/00                                                                      14200                              18000
12/01                                                                      14881                              19286
12/02                                                                      12969                              17337

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002

-----------------------------------------------------------------------------------
                                                               1 Year        5 Year            Since Inception (5/1/97)
-----------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                      (12.85)%       2.09%                       4.69%
-----------------------------------------------------------------------------------------------------------------------
  S&P MidCap 400/BARRA Value Index                             (10.10)%       5.69%                      10.19%
-----------------------------------------------------------------------------------

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Mid Cap Value Portfolio is measured against the S&P Midcap 400/BARRA Value Index, an unmanaged index representing the performance of the lowest price-to-book securities in the S&P Midcap 400 Index. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       6
Report


ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Mike Weiner, CFA and managing director of the diversified strategies team, and Rick Jandrain, chief investment officer of equity securities.

HOW DID THE PORTFOLIO PERFORM?
For the year ended December 31, 2002, the Diversified Mid Cap Portfolio posted a total return of -17.81%.

HOW WOULD YOU CHARACTERIZE THE STOCK MARKET OF 2002?
The stock market faced another challenging and volatile year in its quest to recover from the bursting of the late-1990s bubble. For the third-consecutive year, the major stock indexes suffered deep losses. In 2002 several factors weighed heavily on the market, including corporate governance, fraud and bankruptcy issues; the struggling U.S. and world economies; and growing tensions with Iraq and North Korea.

For as volatile as the broad market was, individual issues suffered even greater volatility. The dispersion of returns from similar stocks was among the highest in history, with certain stocks in the same industry posting returns that differed by as much as 121%(1).

HOW DID THESE EVENTS INFLUENCE PORTFOLIO STRATEGY AND PERFORMANCE?
As usual, we kept the Portfolio fully invested and well diversified across sectors and styles. We looked for stocks with a combination of attractive valuation and strong growth prospects.

We diversified the Portfolio across economic sectors, hoping to find the best stocks within each sector, rather than trying to determine which sectors to own or not to own. Usually, this strategy is effective, because most of the time stocks behave in groups -- sometimes the group is comprised of the overall market, sometimes the group is a particular sector and sometimes the group consists of companies in similar industries. But in 2002 there was no "group mentality" to the market. Fortunately, such a situation is unusual, and we do not believe it will continue.

In a market with no clear direction, we chose to invest using a number of diametrically opposed strategies. For example, we invested in companies expected to benefit from an economic recovery and we invested in companies likely to perform well during an economic recession. We invested in stocks that traditionally grow during wartime and those that benefit from peace. We invested in companies experiencing turnarounds and also in those with steady performance. We also invested in companies in both cutting edge and traditional industries. We believed this strategy would increase the likelihood that the Portfolio would participate when the market finally finds a common theme to carry it higher.

WHICH SECTORS OFFERED NOTABLE PERFORMANCE?
Portfolio holdings in the technology sector performed extremely well for the one-year period, as did investments in the consumer non-durables sector. Disappointing performance came from individual companies that lost pricing power or market share in 2002. There was no specific sector theme to the negative performers.

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE PORTFOLIO?
We believe the odds heavily favor an end to the three-year negative-performance run for stocks. Until the market finds its direction, we expect to remain invested in stocks representing multiple themes. We believe this diversification strategy will position the Portfolio well to take advantage of whichever sectors outperform as the market begins to recover.

Top 10 Holdings(2)
 1.  Symantec Corp. ........  1.8%
 2.  Compass Bancshares,
     Inc. ..................  1.7%
 3.  Radian Group, Inc. ....  1.5%
 4.  Weatherford
     International, Ltd. ...  1.5%
 5.  Affiliated Computer
     Svs. ..................  1.4%
 6.  McCormick & Co.,
     Inc. ..................  1.4%
 7.  Gilead Sciences,
     Inc. ..................  1.4%
 8.  Tyson Foods, Inc. Class
     A......................  1.3%
 9.  Murphy Oil Corp. ......  1.3%
10.  Dentsply International,
     Inc. ..................  1.3%

     Portfolio Allocation(2)
Common Stock..............  97.1%
Cash Equivalents..........   2.9%

Top 5 Industries(2)
 1.  Financial Services.....  18.6%
 2.  Health Care............  11.6%
 3.  Technology.............  11.5%
 4.  Business Equipment &
     Services...............  10.9%
 5.  Utilities..............   7.5%

--------------------------------------------------------------------------------

(1) Source: Factset Research Systems, Inc.

(2) As of December 31, 2002. The Portfolio's composition is subject to change. Percentages based on net assets.

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       7

                                                                 Report

[GRAPH]                   Value of $10,000 Investment

                                                               DIVERSIFIED MID CAP PORTFOLIO           S&P MIDCAP 400 INDEX
                                                               -----------------------------           --------------------
3/95                                                                       10000                              10000
12/95                                                                      11072                              12104
12/96                                                                      13788                              14428
12/97                                                                      17462                              19081
12/98                                                                      18317                              22729
12/99                                                                      20241                              26075
12/00                                                                      24177                              30640
12/01                                                                      23203                              30455
12/02                                                                      19071                              26036

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------
                                                                  1 Year        5 Year        Since Inception (3/30/95)
-----------------------------------------------------------------------------------------------------------------------
  Diversified Mid Cap Portfolio                                   (17.81)%       1.78%                   8.68%
-----------------------------------------------------------------------------------------------------------------------
  S&P MidCap 400 Index                                            (14.51)%       6.41%                  13.12%
-----------------------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Diversified Mid Cap Portfolio is measured against the S&P MidCap 400 Index, an unmanaged index generally representative of the performance of the mid-size company segment of the U.S. stock market. This index is used by over 95% of the U.S. managers and pension plan sponsors with more than $25 billion being indexed to the S&P MidCap 400. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these services.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       8
Report


ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Dan Kapusta, managing director of the equity growth team and Rick Jandrain, chief investment officer of equity securities.

HOW DID THE PORTFOLIO PERFORM?
The Large Cap Growth Portfolio posted a total return of -28.48% for the year ended December 31, 2002.

WHAT LED TO THE NEGATIVE PERFORMANCE?
Large-cap growth stocks declined for an unprecedented third-consecutive year. 2002 may be remembered as one of the most volatile years in stock market history. In particular, the market experienced strong price swings in the second and third quarters of 2002, and the third-quarter decline of 17.28% for the S&P 500 Index(1) represented the worst quarter in more than a decade.(2) The primary culprit for this activity was corporate America, which lost the trust and confidence of investors following several high-profile fiscal mismanagement and accounting scandals.

WHAT WERE YOUR KEY STRATEGIES DURING THIS DIFFICULT YEAR?
Our ongoing strategy is threefold, incorporating philosophy, process and people. Our philosophy is adherence to our stated style--that is, the large-cap growth style. We invest in companies exhibiting solid growth characteristics, which may include positive earnings-estimate revisions, and earnings surprises, and earnings, revenue and price momentum. Our process involves bottom-up stock selection, which incorporates rigorous and ongoing analysis of company balance sheets, strategies, competition and management structures while monitoring industry trends, market movements and economic influences. The "people" portion of our strategy refers to the experienced team of professionals managing the Portfolio, rather than a single "star" manager.

Our investment themes for the year varied by sector. For example, in the consumer sector we were bullish, due to the sector's earnings resilience throughout the recession. This primarily was due to improving consumer balance sheets brought on by the year's record mortgage-refinancing activity. In addition, we maintained a defensive posture in the technology sector, due to our belief that technology stocks were overvalued at the beginning of the year and that capital spending budgets would decline due to the slow economy. This strategy proved effective, primarily in the semiconductor industry.

In the health care sector we overstayed our welcome in the biotechnology industry. Nevertheless, we still believe in the long-term prospects of this industry and continue to purchase securities on weakness. In addition, poor stock selection in the capital equipment sector hurt the Portfolio's performance.

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE PORTFOLIO?
We believe the extended bear market is coming to an end. Although performance in the last three years has been difficult to accept, we believe returns in 2003 may be positive.

The economy appears to be on the mend, and weekly jobless claims seem to be stabilizing per U.S. Department of Labor reports. We believe last year's monetary stimulus from the Federal Reserve and this year's proposed fiscal stimulus from President Bush are positive catalysts for market growth. We also expect financial risk aversion, which is understandably high, to abate in 2003, which would be a positive factor for the stock market.

Top 10 Holdings(3)
 1.  Microsoft Corp. .......  5.6%
 2.  General Electric Co....  5.6%
 3.  Pfizer, Inc. ..........  4.5%
 4.  Johnson & Johnson......  3.6%
 5.  Wal-Mart Stores,
     Inc. ..................  3.3%
 6.  Intel Corp. ...........  2.6%
 7.  Cisco Systems, Inc. ...  2.2%
 8.  PepsiCo Inc. ..........  2.2%
 9.  Procter & Gamble Co....  2.1%
10.  Merck & Co., Inc. .....  2.0%

Portfolio Allocation(3)
Common Stock..............  97.9%
Cash Equivalents..........   2.1%

Top 5 Industries(3)
 1.  Health Care............  26.4%
 2.  Technology.............  21.2%
 3.  Retail.................  10.8%
 4.  Consumer Non-Durable...  10.3%
 5.  Financial Services.....   9.9%

--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. An investor cannot invest directly in an index.

(2) Source: Thomson Financial Company, 2002.

(3) As of December 31, 2002. The Portfolio's composition is subject to change. Percentages based on net assets.

ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       9

                                                                 Report

[GRAPH]                   Value of $10,000 Investment

                                                                 LARGE CAP GROWTH PORTFOLIO         RUSSELL 1000 GROWTH INDEX
                                                                 --------------------------         -------------------------
8/94                                                                       10000                              10000
12/94                                                                      10052                              10491
12/95                                                                      12478                              14392
12/96                                                                      14558                              17720
12/97                                                                      19207                              23122
12/98                                                                      27132                              32072
12/99                                                                      35072                              42707
12/00                                                                      27021                              33130
12/01                                                                      21542                              26364
12/02                                                                      15408                              19012

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------
                                                                   1 Year        5 Year        Since Inception (8/1/94)
-----------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio                                       (28.48)%      (4.31)%                 5.27%
-----------------------------------------------------------------------------------------------------------------------
  Russell 1000 Growth Index                                        (27.88)%      (3.84)%                 7.93%
-----------------------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Large Cap Growth Portfolio is measured against the Russell 1000 Growth Index, an unmanaged index generally representative of the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these services.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       10
Report


ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Mike Weiner, CFA and managing director of the diversified strategies team; and Rick Jandrain, chief investment officer of equity securities.

HOW DID THE PORTFOLIO PERFORM?
For the year ended December 31, 2002, the Diversified Equity Portfolio posted a total return of -23.77%.

HOW WOULD YOU CHARACTERIZE THE STOCK MARKET OF 2002?
Several factors weighed heavily on the market during 2002, including corporate governance, fraud and bankruptcy issues; the struggling U.S. and world economies; and growing tensions with Iraq and North Korea. These factors led to another challenging and volatile year for the stock market, as it continued its quest to recover from the excess stock valuations of the late-1990s. For the third-consecutive year, major stock indexes suffered deep losses.

The broad market was unusually volatile throughout the year, but individual issues experienced even greater price fluctuations. The disparity in returns from similar stocks was among the highest in history. In fact, the returns for stocks in some industries differed by as much as 121%(1). Unfortunately, we owned more stocks that were on the downside of this dispersion than were on the upside.

HOW DID THESE EVENTS INFLUENCE PORTFOLIO STRATEGY AND PERFORMANCE?
We maintained our ongoing strategy of keeping the Portfolio fully invested and well diversified across sectors and styles. As always, we looked for stocks with a combination of attractive valuation and strong growth prospects.

Our efforts centered on trying to find the best ideas within each sector, rather than trying to determine which sector to own or not to own. This strategy usually is effective, because stocks generally behave in groups. Sometimes the group is comprised of the overall market, sometimes the group is a particular sector and sometimes the group consists of companies in similar industries. But in 2002 there were no such groupings. We believe this unusual situation is unlikely to continue.

In a market with no clear direction, we chose to invest using a number of diametrically opposed strategies. For example, we invested in companies expected to benefit from an economic recovery and we invested in companies likely to perform well during an economic recession. We invested in stocks that traditionally grow during wartime and those that benefit from peace. We invested in companies experiencing turnarounds and also in those with steady performance. We also invested in companies in both cutting edge and traditional industries. We believed this strategy would increase the likelihood that the Portfolio would participate when the market finally finds a common theme to carry it higher.

WHICH SECTORS OFFERED NOTABLE PERFORMANCE?
Portfolio holdings in the software industry and in the consumer non-durables sector performed well. On the other hand, corporate governance was a major negative influence on Portfolio performance. We owned stock in some companies we thought were good businesses but ultimately endured scandals. We also owned stock in companies that suffered by simply being in the same industry as certain companies charged with wrongdoing.

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE PORTFOLIO?
We believe 2003 may be the year in which the stock market returns to positive growth. Our strategy will be to remain invested in multiple themes until a clear leadership trend develops.

Top 10 Holdings(2)
 1.  Microsoft Corp. .......  3.7%
 2.  Exxon Mobil Corp. .....  3.1%
 3.  Citigroup, Inc. .......  2.8%
 4.  General Electric Co....  2.6%
 5.  Wal-Mart Stores,
     Inc. ..................  2.6%
 6.  Pfizer, Inc. ..........  2.5%
 7.  American International
     Group, Inc. ...........  2.3%
 8.  Freddie Mac............  2.2%
 9.  Bank of America
     Corp...................  1.9%
10.  Coca-Cola Co. .........  1.8%

Portfolio Allocation(2)
Common Stock..............  96.6%
Cash Equivalents..........   3.4%

Top 5 Industries(2)
 1.  Financial Services.....  19.9%
 2.  Technology.............  13.8%
 3.  Health Care............  13.7%
 4.  Consumer Non-Durable...   8.0%
 5.  Utilities..............   7.0%

--------------------------------------------------------------------------------

(1) Source: Factset Research Systems, Inc.

(2) As of December 31, 2002. The Portfolio's composition is subject to change. Percentages based on net assets

ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       11

                                                                 Report

[GRAPH]                   Value of $10,000 Investment

                                                                DIVERSIFIED EQUITY PORTFOLIO      S&P SUPERCOMPOSITE 1500 INDEX
                                                                ----------------------------      -----------------------------
3/95                                                                       10000                              10000
12/95                                                                      11764                              12487
12/96                                                                      13970                              15285
12/97                                                                      17712                              20319
12/98                                                                      20039                              25674
12/99                                                                      21869                              30877
12/00                                                                      20915                              28721
12/01                                                                      18695                              25667
12/02                                                                      14251                              20197

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------
                                                                  1 Year        5 Year        Since Inception (3/30/95)
-----------------------------------------------------------------------------------------------------------------------
  Diversified Equity Portfolio                                    (23.77)%      (4.26)%                 4.67%
-----------------------------------------------------------------------------------------------------------------------
  S&P SuperComposite 1500 Index                                   (21.31)%      (0.12)%                 9.48%
-----------------------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Diversified Equity Portfolio is measured against the S&P 1500 SuperComposite Index, an unmanaged index consisting of those stocks making up the S&P 500, S&P Mid Cap 400, and the S&P Small Cap 600 Indices representing approximately 87% of the total US equity market capitalization. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       12
Report


ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Bala Iyer, Ph.D. and CFA, managing director of the equity quantitative team; and Rick Jandrain, chief investment officer of equity securities.

HOW DID THE PORTFOLIO PERFORM?
For the year ended December 31, 2002, the Equity Index Portfolio posted a total return of -22.48%, compared to a total return of -22.10% for the S&P 500 Index(1), the unmanaged group of stocks the Portfolio seeks to track.

WHAT CAUSED THE DECLINE AMONG STOCKS?
A key culprit was the slow economy. Economic sluggishness caused corporate earnings to decline for a second year in a row, leading to negative stock-market performance for the third-consecutive year. In addition, other negative influences, including corporate scandals and bankruptcies and tensions with Iraq and North Korea, created an unfavorable environment for stocks.

WHAT DID YOU DO TO COMBAT THESE FACTORS?
We strictly followed our benchmark positions and weights and remained fully invested throughout the year. Given the above-average volatility during the period, we promptly implemented in the Portfolio all changes to the Index. In addition, the Fund participated in securities lending which helped offset some of the trading and other costs associated with running the Portfolio.

WHICH SECTORS OFFERED NOTABLE PERFORMANCE?
The consumer non-durables sector, which posted a decline of 3%, offered the best relative performance for the year. Demand for staples held up even in the slow economy, but the overall contraction in price/earnings multiples took its toll even in this defensive sector.

Holdings in the semiconductor industry generated the worst relative performance, declining nearly 49% for the year. The combination of weak capital spending throughout the year and waning consumer spending in the second half of the year led to the decline.

WHAT IS YOUR OUTLOOK FOR THE U.S. STOCK MARKET?
We expect an improving economy to trigger an improvement in corporate earnings. This should bode well for stock market performance, and we look for returns to move back toward their long-term averages. We will continue to seek returns comparable to those of the U.S. stock market by mimicking the composition of the S&P 500 Index.

Top 10 Holdings(2)
 1.  Microsoft Corp. .......  3.3%
 2.  General Electric Co....  2.9%
 3.  Exxon Mobil Corp. .....  2.8%
 4.  Wal-Mart Stores,
     Inc. ..................  2.7%
 5.  Pfizer, Inc. ..........  2.3%
 6.  Citigroup, Inc. .......  2.2%
 7.  S&P 500 Depositary
     Receipt................  1.9%
 8.  Johnson & Johnson......  1.9%
 9.  American International
     Group, Inc.............  1.8%
10.  IBM Corp. .............  1.6%

Portfolio Allocation(2)
Common Stock..............  98.8%
Cash Equivalents..........   1.2%

Top 5 Industries(2)
 1.  Financial Services.....  19.6%
 2.  Health Care............  14.5%
 3.  Technology.............  14.4%
 4.  Consumer Non-Durable...   9.2%
 5.  Retail.................   7.0%

--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. An investor cannot invest directly in an index.

(2) As of December 31, 2002. The Portfolio's composition is subject to change. Percentages based on net assets.

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       13

                                                                 Report

[GRAPH]                   Value of $10,000 Investment

                                                                   EQUITY INDEX PORTFOLIO                 S&P 500 INDEX
                                                                   ----------------------                 -------------
5/98                                                                       10000                              10000
12/98                                                                      11052                              11171
12/99                                                                      13385                              13522
12/00                                                                      12116                              12291
12/01                                                                      10621                              10829
12/02                                                                       8234                               8436

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------
                                                                    1 Year        Since Inception (5/1/98)
----------------------------------------------------------------------------------------------------------
  Equity Index Portfolio                                            (22.48)%               (4.08)%
----------------------------------------------------------------------------------------------------------
  S&P 500 Index                                                     (22.10)%               (3.58)%
----------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Equity Index Portfolio is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these services.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       14
Report


ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Scott Grimshaw, member of the taxable bond team; Mike Weiner, CFA and managing director of the equity balanced team; Rick Jandrain, chief investment officer of equity securities and Gary Madich, CFA and chief investment officer of fixed income securities.

HOW DID THE PORTFOLIO PERFORM?
The Balanced Portfolio posted a total return of -11.68% for the year ended December 31, 2002.

WHAT WAS THE PORTFOLIO'S ASSET ALLOCATION?
The Portfolio maintained its target asset allocation of approximately 60% stocks and 40% bonds throughout the year. We continued to keep the stock portfolio well diversified across sectors and styles. As always, we looked for stocks with a combination of attractive valuation and strong growth prospects. The fixed income component was invested in a mix of Treasury, agency, corporate, mortgage-backed and asset-backed securities.

HOW WOULD YOU CHARACTERIZE THE STOCK MARKET OF 2002?
Several factors led to another challenging and volatile year for the market during 2002, including corporate governance, fraud and bankruptcy issues; the struggling U.S. and world economies; and growing tensions with Iraq and North Korea.

HOW DID THESE EVENTS AFFECT STRATEGY AND PERFORMANCE IN THE STOCK PORTFOLIO?
In this volatile market, we chose to invest using a number of diametrically opposed strategies. For example, we invested in companies expected to benefit from an economic recovery and we invested in companies likely to perform well during an economic recession. We invested in stocks that traditionally grow during wartime and those that benefit from peace. We invested in companies experiencing turnarounds and also in those with steady performance. We also invested in companies in both cutting edge and traditional industries. We believed this strategy would increase the likelihood that the Portfolio would participate when the market finally finds a common theme to carry it higher.
Our efforts generated good performance in the software industry and in the consumer non-durables sector. At the same time, though, corporate governance was a major negative influence on performance. We owned stock in some companies we thought were good businesses but which unfortunately endured scandals. We also owned stock in companies that suffered simply by being in the same industry as those companies accused of wrongdoing.
HOW WOULD YOU CHARACTERIZE THE FIXED INCOME MARKET IN 2002?
Volatility was very strong during the year, as accounting scandals and corporate fraud combined with economic sluggishness, an extended stock market downturn, lackluster corporate earnings and the talk of war with Iraq led to extreme movements in the bond market. This created a favorable environment for Treasury securities. But by the end of the year evidence of an improving economy gave investors the confidence they needed to return to the corporate-bond sector, which generally performs well when the economy is gaining ground. This sentiment led to lower prices and higher yields on Treasury bonds.
Despite the low interest rate environment, which led to faster mortgage prepayments, mortgage-backed securities performed relatively well during the year. But Treasuries and agencies performed the best, given their high-quality characteristics.

WHAT WAS YOUR FIXED INCOME STRATEGY?
We underweighted corporate securities, which was a favorable posture from a one-year perspective since they underperformed other sectors. We also continued to favor mortgage-backed securities. This strategy was beneficial to performance, because mortgages were among the market's best-performing securities for the year.

WHAT IS YOUR OUTLOOK FOR THE FINANCIAL MARKETS AND THE PORTFOLIO?
We believe 2003 may be the year in which the stock market returns to positive growth. We plan to remain invested in multiple themes until a clear leadership trend develops.
It seems unlikely the Federal Reserve will cut interest rates further. Rates may be at a low enough level to keep the economy from heading back into recession. Until there is a dramatic change in the outlook for the economy and inflation, we believe intermediate-and long-term interest rates will remain in a trading range. We believe the 15-year area of the yield curve offers good value relative to the 10-year and 30-year segments, and we plan to continue focusing on the 15-year portion of the curve. (The yield curve is the graphic depiction of bond maturities and their corresponding yields.) We also plan to add spread product (non-Treasury securities) at opportune times, focusing primarily on mortgage-backed securities.

Portfolio Allocation(1)
Common Stock..............  59.0%
Corporate Bonds...........  14.7%
Government Agencies.......  12.4%
U.S. Treasuries...........  10.9%
Cash Equivalents..........   1.7%
Asset-Backed Securities...   1.3%

Top 5 Equity Industries(1)
 1.  Financial Services.....  12.3%
 2.  Technology.............   8.4%
 3.  Health Care............   8.3%
 4.  Consumer Non-Durable...   4.9%
 5.  Utilities..............   4.2%

Top 5 Fixed Income Sectors(1)
 1.  Corporate Bonds........  14.7%
 2.  Federal National
     Mortgage Association...   6.9%
 3.  U.S. Treasury Bonds....   6.5%
 4.  Federal Home Loan
     Mortgage...............   4.0%
 5.  U.S. Treasury Strips...   2.9%

--------------------------------------------------------------------------------

(1) As of December 31, 2002. The Portfolio's composition is subject to change. Percentages based on net assets.

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       15

                                                                 Report

                          Value of $10,000 Investment
[GRAPH]

                                                                                                          LIPPER BALANCED FUNDS
                                                   BALANCED PORTFOLIO             S&P 500 INDEX                   INDEX
                                                   ------------------             -------------           ---------------------
8/94                                                      10000                       10000                       10000
12/94                                                      9867                       10154                        9956
12/95                                                     11909                       13969                       12434
12/96                                                     13329                       17177                       14057
12/97                                                     16382                       22908                       16910
12/98                                                     19509                       29454                       19462
12/99                                                     21109                       35651                       21210
12/00                                                     21457                       32405                       21717
12/01                                                     20692                       28553                       21013
12/02                                                     18274                       22242                       18552

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------
                                                                   1 Year        5 Year        Since Inception (8/1/94)
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio                                               (11.68)%       2.21%                  7.43%
-----------------------------------------------------------------------------------------------------------------------
  S&P 500 Index                                                    (22.10)%      (0.59)%                 9.96%
-----------------------------------------------------------------------------------------------------------------------
  Lipper Balanced Funds Index                                      (11.71)%       1.37%                  7.61%
-----------------------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Balanced Portfolio is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these services.

The Lipper Balanced Funds Index is a blended index consisting of both stocks and bonds with a typical stock-to-bond ratio of around 60% to 40%.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       16
Report


ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Doug Swanson, managing director of taxable bonds, and Gary Madich, CFA and chief investment officer of fixed income securities

HOW DID THE PORTFOLIO PERFORM?
The Bond Portfolio posted a total return of 9.99% for the year ended December 31, 2002.

HOW WOULD YOU CHARACTERIZE BOND MARKET PERFORMANCE IN 2002?
Accounting scandals and corporate fraud combined with economic sluggishness, an extended stock market downturn, lackluster corporate earnings and talk of war with Iraq led to extreme corporate volatility during the year. Spreads widened significantly during the first nine months of 2002, as investors favored the highest-quality securities. (Spreads refer to the differences in yield between Treasury securities and non-Treasury sectors. When spreads widen, yields on non-Treasury securities increase and prices on non-Treasury securities decline; when spreads tighten, yields on non-Treasury securities decline and prices on non-Treasury securities increase.) As a result, prices on Treasury securities increased as Treasury yields declined. But by the end of the year signs of an economic rebound emerged. This provided some incentive for investors to move back into the corporate bond market, which tends to perform well when the economy is improving. This sentiment led to higher Treasury yields and lower Treasury prices, and it caused spreads on corporate bonds to tighten.

Despite the low interest rate environment, which led to faster mortgage prepayments, mortgage-backed securities performed relatively well during the year. But Treasuries and agencies performed the best, given their high-quality characteristics.

WHAT FACTORS INFLUENCED PORTFOLIO PERFORMANCE?
In general, the Portfolio's performance benefited from the overall decline in market yields and from our broadly diversified sector and security strategies. Specifically, our security selection within the mortgage market was a key positive factor for performance. Also, in a year in which quality was king, our bias toward higher-quality securities was a positive influence on Portfolio performance.

WHAT WERE YOUR PRIMARY INVESTMENT STRATEGIES FOR THE YEAR?
Our ongoing strategy is to outperform the Lehman Aggregate Bond Index(1), which we attempted to do by keeping our interest rate risk (duration) similar to that of the Index. We also focused primarily on high-quality mortgage-and asset-backed securities, which we believed offered significantly higher yield and return potential versus Treasuries. We continued to favor these sectors over corporate bonds, because we often can find higher-quality mortgage- and asset-backed securities with similar yields as lower-rated corporate bonds. These efforts required a significant commitment to security selection within the various sectors, and this attention to research helped enhance the Portfolio's return without taking on additional risk.

In general, our strategies were successful, as a combination of price appreciation, which resulted from the declining interest rate environment, and attractive yields generated a solid total return for the Portfolio.

WHAT IS YOUR OUTLOOK FOR THE MARKET?
We believe the Federal Reserve ("the Fed") has lowered short-term interest rates enough to keep the economy from heading back into recession. As such, it's unlikely the Fed will ease rates further. Until there is a dramatic change in the outlook for the economy and inflation, we believe intermediate- and long-term interest rates will remain in a trading range. Therefore, we expect to maintain the Portfolio's exposure to interest-rate risk close to that of the benchmark index. We also plan to add spread product (non-Treasury securities) at opportune times, focusing primarily on mortgage-backed securities. In addition, we believe the 15-year area of the yield curve offers good value relative to the 10-year and 30-year segments, and we plan to continue focusing on the 15-year portion of the curve. (The yield curve is the graphic depiction of bond maturities and their corresponding yields.)

Maturity Distribution(2)
Less than one year............12.0%
Years 1-5.....................43.2%
Years 6-10....................28.2%
Years 11-20...................14.8%
Years 20+..................... 1.8%
Average Years to Maturity.......5.5
  Years
Duration..................4.3 Years
Top Five Sectors(2)
U.S. Government Agency
  Mortgages.................  46.5%
U.S. Treasury Obligations...  22.6%
Corporate Bonds.............  16.4%
Collateralized Mortgage
  Obligations...............   7.1%
Asset-Backed Securities.....   3.1%
Quality Breakdown(2)
(Average Quality AAA)
Government/Agency...........  73.7%
AAA.........................  10.4%
AA..........................   1.6%
A...........................   7.6%
BBB.........................   6.6%
BB..........................   0.1%

--------------------------------------------------------------------------------

(1) The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities. An investor cannot invest directly in an index.

(2) As of December 31, 2002. The Portfolio's composition is subject to change. Percentages based on market value of investments.

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       17

                                                                 Report

[GRAPH]                   Value of $10,000 Investment

                                                                            LEHMAN BROTHERS AGGREGATE   LIPPER INTERMEDIATE U.S.
                                                     BOND PORTFOLIO                BOND INDEX               GOVERNMENT INDEX
                                                     --------------         -------------------------   ------------------------
5/97                                                      10000                       10000                       10000
12/97                                                     10826                       10864                       10763
12/98                                                     11762                       11808                       11642
12/99                                                     11585                       11712                       11481
12/00                                                     12999                       13073                       12763
12/01                                                     14162                       14176                       13729
12/02                                                     15577                       15630                       15102

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002


----------------------------------------------------------------------------------
                                                              1 Year        5 Year            Since Inception (5/1/97)
----------------------------------------------------------------------------------
  Bond Portfolio                                               9.99%        7.55%                      8.13%
----------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index                        10.26%        7.55%                      8.20%
----------------------------------------------------------------------------------------------------------------------
  Lipper Intermediate U.S. Government Index                   10.00%        7.00%                      7.54%
----------------------------------------------------------------------------------


The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Bond Portfolio is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of the bond market as a whole. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these services.

The Lipper Intermediate U.S. Government Index consists of the equally weighted average monthly returns of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       18
Report


ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

From an interview with Banc One Investment Advisors Corporation's Michael Sais, CFA and member of the taxable bond team; Doug Swanson, managing director of taxable bonds and Gary Madich, CFA and chief investment officer of fixed income securities

HOW DID THE PORTFOLIO PERFORM?
For the year ended December 31, 2002, the Government Bond Portfolio posted a total return of 12.26%.

HOW WOULD YOU CHARACTERIZE THE BOND MARKET OF 2002?
The year began with the bond market anticipating better economic growth in 2002 and thus an end to the Federal Reserve's rate-tightening campaign. This sentiment led to a significant increase in short-term interest rates, a more moderate increase in longer-term rates, and solid spread-sector performance. (Spread sectors include non-Treasury sectors, such as the mortgage, asset-backed and corporate segments.)

But by the second quarter of the year a new round of corporate accounting and management scandals led to a flight to quality in the investment markets. Investors avoided the equity market and corporate bonds, favoring instead Treasury and other high-quality fixed-income securities. This trend generally continued through the third quarter, as disappointing economic growth, lackluster corporate earnings and growing tensions with Iraq pushed the equity and corporate-securities markets lower and the Treasury market higher.

The fourth quarter began with signs that the U.S. economy was declining again. The Federal Reserve responded by reducing interest rates. Corporate and mortgage spreads tightened, but interest rates on Treasuries increased due to expectations of higher federal budget deficits. (Spreads refer to the differences in yield between Treasury securities and non-Treasury sectors. When spreads tighten, yields on non-Treasury sectors decline and prices increase.) Interest rate and spread volatility remained significant through year end, primarily due to increased hostility with North Korea.

HOW DID THE PORTFOLIO PERFORM IN THIS CLIMATE?
In general, the Portfolio's emphasis on mortgage-backed securities led to good relative performance for the year. Additionally, the significant steepening of the yield curve combined with tightening of quality spreads contributed to the Portfolio's good return.

WHAT WERE YOUR PRIMARY STRATEGIES DURING THE YEAR?
Our ongoing strategy is to maximize total return while maintaining a stable duration of approximately five years. (Duration is a measure of a portfolio's sensitivity to interest rate changes. A higher duration indicates greater sensitivity; a lower duration indicates less.) We attempt to do this while investing only in securities that are directly or indirectly guaranteed by the U.S. government.

Our goal is to seek returns primarily from income, and we attempt to do that by investing a significant portion of the Portfolio in mortgage-backed securities that represent good value. Because mortgage-backed durations tend to fluctuate with changes in interest rates, we constantly adjust the duration of the Portfolio's holdings to maintain a duration of approximately five years. Generally, this strategy is successful when undervalued mortgage securities appreciate to their fair value and when interest rate volatility remains low to moderate. Nevertheless, interest rates were volatile during 2002, and controlling the Portfolio's duration was somewhat difficult. But because the potential existed for even higher volatility, maintaining duration was imperative.

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE PORTFOLIO?
If the economy continues to grow at a more moderate pace and inflation remains idle, the Federal Reserve ("the Fed") may be on hold for most of 2003. But, we believe the Fed will remain vigilant, tightening on any sign of faster economic growth or higher inflation. Unless the future of the economy becomes more certain, such uncertainty should cause the market to remain volatile without moving significantly in either direction. Although we believe that spreads on non-Treasury securities are attractive from a long-term perspective, we expect near-term spread volatility to remain high. Our overweighting in mortgage-backed securities should continue to contribute to strong performance. We believe the spread sectors may outperform the Treasury market in 2003, with the majority of the return coming from income.

Maturity Distribution(1)
Less than one year............12.7%
Years 1-5.....................48.7%
Years 6-10....................20.9%
Years 11-20...................15.8%
Years 20+..................... 1.9%
Average Years to Maturity.......5.7
  Years
Duration..................4.7 Years
Sector Distribution(1)
U.S. Government Agency
  Mortgages.................  60.3%
U.S. Treasury Obligations...  22.3%
U.S. Government Agency
  Securities................  13.5%
Investment Companies........   3.9%
Quality Breakdown(1)
(Average Quality AAA)
Government/Agency........... 100.0%

--------------------------------------------------------------------------------

(1) As of December 31, 2002. The Portfolio's composition is subject to change. Percentages based on market value of investments.

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       19

                                                                 Report

[GRAPH]                   Value of $10,000 Investment

                                                                                 LEHMAN BROTHERS           LIPPER GENERAL U.S.
                                                GOVERNMENT BOND PORTFOLIO     GOVERNMENT BOND INDEX       GOVERNMENT FUND INDEX
                                                -------------------------     ---------------------       ---------------------
8/94                                                      10000                       10000                       10000
12/94                                                      9910                        9895                        9864
12/95                                                     11564                       11710                       11535
12/96                                                     11875                       12035                       11784
12/97                                                     13023                       13189                       12859
12/98                                                     13977                       14488                       13868
12/99                                                     13794                       14164                       13499
12/00                                                     15449                       16040                       15104
12/01                                                     16538                       17200                       16112
12/02                                                     18565                       19178                       17702

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------
                                                                    1 Year        5 Year        Since Inception (8/1/94)
------------------------------------------------------------------------------------------------------------------------
  Government Bond Portfolio                                         12.26%         7.35%                  7.63%
------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Government Bond Index                             11.50%         7.77%                  8.04%
------------------------------------------------------------------------------------------------------------------------
  Lipper General U.S. Government Fund Index                          9.87%         6.55%                  7.02%
------------------------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Government Bond Portfolio is measured against the Lehman Brothers Government Bond Index, an unmanaged market weighted index that encompasses U.S. treasury and agency securities with maturities between five and ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these services.

The Lipper General U.S. Government Fund Index consists of the equally weighted average monthly returns of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       20
Report


ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

 SHARES
   OR
PRINCIPAL
 AMOUNT         SECURITY DESCRIPTION         VALUE
---------   ----------------------------  ------------
COMMON STOCKS (98.2%):
Business Equipment & Services (11.3%):
   26,300   Acxiom Corp. (b)............  $    404,494
   59,570   Affiliated Computer
              Services, Inc., Class A
              (b).......................     3,136,360
   23,190   Catalina Marketing Corp.
              (b).......................       429,015
   41,156   ChoicePoint, Inc. (b).......     1,625,250
   47,520   DST Systems, Inc. (b).......     1,689,336
   17,900   Education Management Corp.
              (b).......................       673,040
   27,730   Herman Miller, Inc. ........       510,232
   15,670   Jack Henry & Assoc.,
              Inc. .....................       188,667
   41,440   Jacobs Engineering Group,
              Inc. (b)..................     1,475,264
   35,120   Manpower, Inc. .............     1,120,328
   21,660   Overture Services, Inc.
              (b).......................       591,535
   39,090   Reynolds & Reynolds Co.,
              Class A...................       995,622
   12,440   Rollins, Inc. ..............       316,598
   33,190   Sotheby's Holdings, Inc.,
              Class A (b)...............       298,710
    6,440   Varian, Inc. (b)............       184,764
   19,990   Viad Corp. .................       446,777
   55,000   Weatherford International
              Ltd. (b)..................     2,196,150
                                          ------------
                                            16,282,142
                                          ------------
Capital Goods (4.7%):
   30,660   AGCO Corp. .................       677,586
   24,920   Cooper Cameron Corp. (b)....     1,241,514
   47,550   Diebold, Inc. ..............     1,960,011
   26,010   Fastenal Co. ...............       972,514
   24,550   HON Industries, Inc. .......       694,274
   34,340   Hubbell, Inc., Class B......     1,206,708
                                          ------------
                                             6,752,607
                                          ------------
Consumer Durable (2.0%):
   35,870   Gentex Corp. (b)............     1,134,928
   44,280   Petsmart, Inc. (b)..........       758,516
   40,180   Sonoco Products Co. ........       921,327
                                          ------------
                                             2,814,771
                                          ------------
Consumer Non-Durable (7.1%):
   34,460   Carmax, Inc. (b)............       616,145
   96,060   Dial Corp. .................     1,956,741
   55,980   Energizer Holdings, Inc.
              (b).......................     1,561,842
   61,490   Hormel Foods Corp. .........     1,434,562
   16,440   Krispy Kreme Doughnuts, Inc.
              (b).......................       555,179
   99,870   McCormick & Co., Inc. ......     2,316,983
   45,070   Packaging Corporation of
              America (b)...............       822,077

 SHARES
   OR
PRINCIPAL
 AMOUNT         SECURITY DESCRIPTION         VALUE
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
   11,950   Timberland Co., Class A
              (b).......................  $    425,540
   16,373   Tootsie Roll Industries.....       502,324
                                          ------------
                                            10,191,393
                                          ------------
Consumer Services (9.3%):
   14,570   Career Education Corp.
              (b).......................       582,800
   35,970   Coach, Inc. (b).............     1,184,132
   29,660   Dun & Bradstreet Corp.
              (b).......................     1,022,973
   21,700   Entercom Communications
              Corp. (b).................     1,018,164
   27,330   GTECH Holdings Corp. (b)....       761,414
   38,155   Harte-Hanks, Inc. ..........       712,354
   43,080   Hispanic Broadcasting Corp.
              (b).......................       885,294
   17,850   International Speedway
              Corp., Class A............       665,627
   40,180   Reader's Digest Association,
              Inc., Class A.............       606,718
   17,080   Scholastic Corp. (b)........       614,026
   22,530   Valassis Communications,
              Inc. (b)..................       663,058
    3,960   Washington Post Co. ........     2,922,480
   45,690   Westwood One, Inc. (b)......     1,706,978
                                          ------------
                                            13,346,018
                                          ------------
Energy (4.9%):
   45,160   DPL, Inc. ..................       692,754
   29,440   Equitable Resources,
              Inc. .....................     1,031,578
   38,980   Murphy Oil Corp. ...........     1,670,293
   31,970   Patterson-UTI Energy, Inc.
              (b).......................       964,535
   45,740   Smith International, Inc.
              (b).......................     1,492,039
   48,600   XTO Energy, Inc. ...........     1,200,420
                                          ------------
                                             7,051,619
                                          ------------
Financial Services (11.6%):
   35,060   Arthur J. Gallagher &
              Co. ......................     1,030,063
   19,760   Brown & Brown, Inc. ........       638,643
   30,620   Certegy, Inc. (b)...........       751,721
   19,550   Commerce Bancorp, Inc. .....       844,365
   24,720   Eaton Vance Corp. ..........       698,340
   15,180   Hibernia Corp., Class A.....       292,367
   26,350   Investors Financial Services
              Corp. ....................       721,727
   33,630   Legg Mason, Inc. ...........     1,632,400
   42,620   M & T Bank Corp. ...........     3,381,897
   23,605   Neuberger Berman, Inc. .....       790,531
   49,640   New York Community Bancorp..     1,433,603
   44,490   SEI Investments Co. ........     1,209,238
   32,780   TCF Financial Corp. ........     1,432,158
   33,370   Waddell & Reed Financial,
              Inc., Class A.............       656,388

Continued

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       21

                                                                 Report

 SHARES
   OR
PRINCIPAL
 AMOUNT         SECURITY DESCRIPTION         VALUE
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
   13,150   Westamerica Bancorp.........  $    528,367
   23,080   Wilmington Trust Corp. .....       731,174
                                          ------------
                                            16,772,982
                                          ------------
Health Care (20.1%):
   50,490   AdvancePCS (b)..............     1,121,383
    7,200   Anthem, Inc. (b)............       452,880
    9,220   Apria Healthcare Group, Inc.
              (b).......................       205,053
   17,730   Barr Laboratories, Inc.
              (b).......................     1,154,046
   32,830   Beckman Coulter, Inc. ......       969,142
   14,820   Charles River Laboratories
              International, Inc. (b)...       570,274
   48,540   Cytyc Corp. (b).............       495,108
   31,720   Dentsply International,
              Inc. .....................     1,179,984
   24,860   Edwards Lifesciences Corp.
              (b).......................       633,184
   42,360   Express Scripts, Inc., Class
              A (b).....................     2,034,973
   26,750   First Health Group Corp.
              (b).......................       651,363
   87,090   Gilead Sciences, Inc. (b)...     2,961,059
   52,830   Health Net, Inc. (b)........     1,394,712
   19,320   Hillenbrand Industries,
              Inc. .....................       933,349
   66,080   IDEC Pharmaceuticals Corp.
              (b).......................     2,191,873
   80,647   IVAX Corp. (b)..............       978,248
    9,010   LifePoint Hospitals, Inc.
              (b).......................       269,678
   46,290   Lincare Holdings, Inc.
              (b).......................     1,463,690
   49,700   Mylan Laboratories, Inc. ...     1,734,530
   35,210   Oxford Health Plans, Inc.
              (b).......................     1,283,405
   27,340   Patterson Dental Co. (b)....     1,195,852
   14,950   Sepracor, Inc. (b)..........       144,567
   47,820   SICOR, Inc. (b).............       757,947
   28,350   Steris Corp. (b)............       687,488
   30,550   Universal Health Services,
              Inc., Class B (b).........     1,377,805
   26,260   Varian Medical Systems, Inc.
              (b).......................     1,302,496
   42,460   Vertex Pharmaceuticals, Inc.
              (b).......................       672,991
   21,460   VISX, Inc. (b)..............       205,587
                                          ------------
                                            29,022,667
                                          ------------
Raw Materials (1.6%):
   11,830   Cabot Microelectronics Corp.
              (b).......................       558,376
   33,060   IMC Global, Inc. ...........       352,750
   54,030   Solutia, Inc. ..............       196,129
   27,850   Valspar Corp. ..............     1,230,413
                                          ------------
                                             2,337,668
                                          ------------
Retail (11.0%):
   45,270   99 Cents Only Stores (b)....     1,215,952
   32,300   Abercrombie & Fitch Co.,
              Class A (b)...............       660,858

 SHARES
   OR
PRINCIPAL
 AMOUNT         SECURITY DESCRIPTION         VALUE
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Retail, continued:
   23,600   American Eagle Outfitters,
              Inc. (b)..................  $    325,208
    6,950   Bed Bath & Beyond, Inc.
              (b).......................       239,984
   75,805   Brinker International, Inc.
              (b).......................     2,444,710
   33,300   CDW Computer Centers, Inc.
              (b).......................     1,460,205
   11,420   Cheesecake Factory, Inc.
              (b).......................       412,833
   16,470   Claire's Stores, Inc. ......       363,493
   36,710   Dollar Tree Stores, Inc.
              (b).......................       901,965
   21,400   Michael's Stores, Inc.
              (b).......................       669,820
   24,450   Outback Steakhouse, Inc. ...       842,058
   31,330   Papa John's International,
              Inc. (b)..................       873,480
   30,890   Pier 1 Imports, Inc. .......       584,748
   42,430   Ross Stores, Inc. ..........     1,798,608
    9,000   Tiffany & Co. ..............       215,190
   20,900   Whole Foods Market, Inc.
              (b).......................     1,102,057
   63,960   Williams-Sonoma, Inc. (b)...     1,736,514
                                          ------------
                                            15,847,683
                                          ------------
Technology (10.9%):
   16,100   Adtran, Inc. (b)............       529,690
  131,770   Cadence Design Systems, Inc.
              (b).......................     1,553,568
   18,020   Cree Research, Inc. (b).....       294,627
   29,690   DeVry, Inc. (b).............       493,151
   21,740   FMC Technologies, Inc.
              (b).......................       444,148
   20,260   Gartner, Inc., Class A
              (b).......................       186,392
   21,600   Internet Security, Inc.
              (b).......................       395,928
   19,755   Investment Technology Group
              (b).......................       441,722
   65,820   Lam Research Corp. (b)......       710,856
   25,100   Macrovision Corp. (b).......       402,604
   27,500   Micrel, Inc. (b)............       246,950
   84,835   Microchip Technology,
              Inc. .....................     2,074,216
   28,880   National Instruments Corp.
              (b).......................       938,311
   56,260   Networks Associates, Inc.
              (b).......................       905,223
   19,460   Plantronics, Inc. (b).......       294,430
   47,450   RF Micro Devices, Inc.
              (b).......................       347,809
   23,350   SanDisk Corp. (b)...........       474,005
   40,420   Semtech Corp. (b)...........       441,386
   64,050   Symantec Corp. (b)..........     2,594,666
   27,900   Synopsys, Inc. (b)..........     1,287,585
   63,130   Titan Corp. (b).............       656,552
                                          ------------
                                            15,713,819
                                          ------------

Continued

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002

                                       22
Report


 SHARES
   OR
PRINCIPAL
 AMOUNT         SECURITY DESCRIPTION         VALUE
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Transportation (2.2%):
   35,270   C.H. Robinson Worldwide,
              Inc. .....................  $  1,100,424
   64,030   Expeditors International of
              Washington, Inc. .........     2,090,580
                                          ------------
                                             3,191,004
                                          ------------
Utilities (1.5%):
   40,870   American Water Works Co.,
              Inc. .....................     1,858,767
   89,030   Broadwing, Inc. (b).........       313,386
                                          ------------
                                             2,172,153
                                          ------------
  Total Common Stocks                      141,496,526
                                          ------------
INVESTMENT COMPANIES (1.8%):
2,651,255   One Group Prime Money Market
              Fund, Class I (c).........     2,651,255
                                          ------------
  Total Investment Companies                 2,651,255
                                          ------------

 SHARES
   OR
PRINCIPAL
 AMOUNT         SECURITY DESCRIPTION         VALUE
---------   ----------------------------  ------------
REPURCHASE AGREEMENTS (0.2%):
$ 302,000   State Street Bank and Trust,
              1.00%, 1/2/03 (Proceeds at
              maturity $302,017,
              collateralized by various
              U.S. Government
              Securities)...............  $    302,000
                                          ------------
  Total Repurchase Agreements                  302,000
                                          ------------
Total (Cost $153,759,366) (a)             $144,449,781
                                          ============

------------
Percentages indicated are based on net assets of $144,108,462.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses, recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $  9,932,327
                   Unrealized depreciation......................   (23,523,155)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $(13,590,828)
                                                                  ============

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       23

                                                                 Report

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

 SHARES
   OR
PRINCIPAL
 AMOUNT         SECURITY DESCRIPTION          VALUE
---------   -----------------------------  -----------
COMMON STOCKS (97.2%):
Business Equipment & Services (1.7%):
    5,600   Banta Corp. .................  $   175,112
   17,100   Checkfree Corp. (b)..........      273,617
   21,100   McData Corp., Class A (b)....      149,810
    8,400   Pittston Brink's Group.......      155,232
    4,700   Reynolds & Reynolds Co.,
              Class A....................      119,709
   12,300   RSA Security, Inc. (b).......       73,677
   18,400   United Rentals, Inc. (b).....      197,984
    6,300   Wallace Computer Services,
              Inc. ......................      135,513
                                           -----------
                                             1,280,654
                                           -----------
Capital Goods (3.5%):
    5,100   Diebold, Inc. ...............      210,222
   23,300   Flowserve Corp. (b)..........      344,607
    8,600   Granite Construction,
              Inc. ......................      133,300
    5,100   Martin Marietta Materials,
              Inc. ......................      156,366
   17,200   SPX Corp. (b)................      644,140
   12,300   Teleflex, Inc. ..............      527,547
   17,700   Trinity Industries, Inc. ....      335,592
   14,400   York International Corp. ....      368,208
                                           -----------
                                             2,719,982
                                           -----------
Consumer Durable (5.3%):
   10,100   Arvinmeritor, Inc. ..........      168,367
    5,300   Bandag, Inc. ................      205,004
    8,200   Borg Warner, Inc. ...........      413,444
    6,800   Carlisle Cos., Inc. .........      281,384
   20,200   Copart, Inc. (b).............      239,168
    4,000   Gentex Corp. (b).............      126,560
    1,900   Harman International
              Industries, Inc. ..........      113,050
    3,400   ITT Industries, Inc. ........      206,346
   11,500   Lear Corp. (b)...............      382,720
   18,000   Mohawk Industries, Inc.
              (b)........................    1,025,100
   34,500   Republic Services, Inc.
              (b)........................      723,810
    5,400   Superior Industries
              International, Inc. .......      223,344
                                           -----------
                                             4,108,297
                                           -----------
Consumer Non-Durable (8.6%):
    3,800   Albany International
              Corp. .....................       78,508
   27,400   Constellation Brands, Inc.
              (b)........................      649,654
   25,500   Dean Foods Co. (b)...........      946,050
   25,000   Dole Food Co., Inc. .........      814,500
   10,900   Imation Corp. (b)............      382,372
    5,500   Interstate Bakeries Corp. ...       83,875
   16,300   Lennar Corp. ................      841,080
    9,900   Loews Corp. -- Carolina
              Group......................      200,673
    5,600   Newell Rubbermaid, Inc. .....      169,848
    8,600   Packaging Corporation of
              America (b)................      156,864

 SHARES
   OR
PRINCIPAL
 AMOUNT         SECURITY DESCRIPTION          VALUE
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
    5,400   Payless Shoesource, Inc.
              (b)........................  $   277,938
   59,600   PepsiAmericas, Inc. .........      800,428
  109,700   Tyson Foods, Inc., Class A...    1,230,834
                                           -----------
                                             6,632,624
                                           -----------
Consumer Services (3.9%):
   23,600   Belo Corp., Class A..........      503,152
   11,500   Emmis Communications Corp.
              (b)........................      239,545
   19,600   Extended Stay America, Inc.
              (b)........................      289,100
    9,500   Lee Enterprises, Inc. .......      318,440
   21,500   Mandalay Resort Group (b)....      658,115
    5,300   Media General, Inc. .........      317,735
    2,500   Meredith Corp. ..............      102,775
   65,000   Park Place Entertainment
              Corp. (b)..................      546,000
                                           -----------
                                             2,974,862
                                           -----------
Energy (10.8%):
    4,300   Apache Corp. ................      245,057
   36,000   ENSCO International, Inc. ...    1,060,200
    7,600   Equitable Resources, Inc. ...      266,304
    3,600   Forest Oil Corp. (b).........       99,540
   22,100   Grant Prideco, Inc. (b)......      257,244
   14,600   Great Plains Energy, Inc. ...      334,048
   16,200   Helmerich & Payne, Inc. .....      452,142
   21,700   National-Oil Well, Inc.
              (b)........................      473,928
   11,700   Noble Energy, Inc. ..........      439,335
   32,100   Ocean Energy, Inc. ..........      641,037
    9,300   Peabody Energy Corp. ........      271,839
   54,125   Pepco Holdings, Inc. ........    1,049,484
   36,300   Pioneer Natural Resources Co.
              (b)........................      916,575
   20,300   Pride International, Inc.
              (b)........................      302,470
   13,200   Tidewater, Inc. .............      410,520
   22,500   Valero Energy Corp. .........      831,150
   13,700   Varco International, Inc.
              (b)........................      238,380
                                           -----------
                                             8,289,253
                                           -----------
Financial Services (23.5%):
   19,500   A.G. Edwards, Inc. ..........      642,720
   14,800   Allmerica Financial Corp. ...      149,480
   16,800   American Financial Group,
              Inc. ......................      387,576
   27,900   AmeriCredit Corp. (b)........      215,946
   13,300   AmerUs Group Co. ............      375,991
   20,300   Associated Banc-Corp. .......      688,982
   17,900   Astoria Financial Corp. .....      485,985
   15,300   Bank of Hawaii Corp. ........      464,967
   30,900   Banknorth Group, Inc. .......      698,340
   10,000   City National Corp. .........      439,900
   21,500   Colonial BancGroup, Inc. ....      256,495
   26,400   Compass Bancshares, Inc. ....      825,528

Continued

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       24
Report


 SHARES
   OR
PRINCIPAL
 AMOUNT         SECURITY DESCRIPTION          VALUE
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
   89,500   E*Trade Group, Inc. (b)......  $   434,970
   12,700   Everest Re Group Ltd. .......      702,310
   23,900   Fidelity National Financial,
              Inc. ......................      784,637
    7,100   First Virginia Banks,
              Inc. ......................      264,333
   11,500   FirstMerit Corp. ............      249,090
   15,900   GATX Corp. ..................      362,838
   11,100   Greater Bay Bancorp..........      191,919
   21,760   GreenPoint Financial
              Corp. .....................      983,117
   13,600   HCC Insurance Holdings,
              Inc. ......................      334,560
   43,000   Hibernia Corp., Class A......      828,180
   15,600   IndyMac Bancorp, Inc. (b)....      288,444
   13,900   LaBranche & Co., Inc. (b)....      370,296
    9,800   Leucadia National Corp. .....      365,638
    2,400   M & T Bank Corp. ............      190,440
   15,200   Mercantile Bankshares
              Corp. .....................      586,568
   52,800   National Commerce Financial
              Co. .......................    1,259,279
    9,600   Ohio Casualty Corp. (b)......      124,320
   24,900   Old Republic International
              Corp. .....................      697,200
   17,200   PMI Group, Inc. .............      516,688
    8,800   Protective Life Corp. .......      242,176
    4,400   Provident Financial Group,
              Inc. ......................      114,532
   19,100   Radian Group, Inc. ..........      709,565
    5,000   Silicon Valley Bankshares
              (b)........................       91,250
   58,100   Sovereign Bancorp, Inc. .....      816,305
    8,000   StanCorp Financial Group,
              Inc. ......................      390,800
    9,100   The MONY Group, Inc. ........      217,854
    2,650   W.R. Berkley Corp. ..........      104,967
    7,300   Webster Financial Corp. .....      254,040
                                           -----------
                                            18,108,226
                                           -----------
Health Care (3.7%):
   21,500   Apogent Technologies, Inc.
              (b)........................      447,200
   10,300   Henry Schein, Inc. (b).......      463,500
   73,700   Millennium Pharmaceuticals,
              Inc. (b)...................      585,178
   19,800   Omnicare, Inc. ..............      471,834
    5,600   PacifiCare Health Systems,
              Inc. (b)...................      157,360
   29,500   Protein Design Labs, Inc.
              (b)........................      250,750
   16,700   Triad Hospitals, Inc. (b)....      498,161
                                           -----------
                                             2,873,983
                                           -----------
Raw Materials (5.2%):
   23,900   AK Steel Holding Corp. (b)...      191,200
   12,000   Bowater, Inc. ...............      503,400
   16,200   Cabot Corp. .................      429,948
   11,900   Ferro Corp. .................      290,717
    6,600   H.B. Fuller Co. .............      170,808
   18,500   Lubrizol Corp. ..............      564,250
   36,600   Lyondell Chemical Co. .......      462,624
    7,500   Minerals Technologies,
              Inc. ......................      323,625

 SHARES
   OR
PRINCIPAL
 AMOUNT         SECURITY DESCRIPTION          VALUE
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
   12,400   Olin Corp. ..................  $   192,820
    6,200   Rayonier, Inc. ..............      280,550
   24,800   RPM, Inc. ...................      378,944
    4,400   Valspar Corp. ...............      194,392
                                           -----------
                                             3,983,278
                                           -----------
Real Estate Investment Trust (2.1%):
   16,100   Hospitality Properties
              Trust......................      566,720
   17,300   Liberty Property Trust.......      552,562
   25,800   New Plan Excel Realty
              Trust......................      492,522
                                           -----------
                                             1,611,804
                                           -----------
Retail (2.8%):
   13,300   Barnes & Noble, Inc. (b).....      240,331
    3,700   Bed Bath & Beyond, Inc.
              (b)........................      127,761
   16,600   BJ's Wholesale Club, Inc.
              (b)........................      303,780
   19,400   Borders Group, Inc. (b)......      312,340
    8,900   Furniture Brands
              International, Inc. (b)....      212,265
    6,840   Longs Drug Stores, Inc. .....      141,862
   11,300   Neiman-Marcus Group, Inc.,
              Class A (b)................      343,407
    7,800   Ruddick Corp. ...............      106,782
   33,100   Saks, Inc. (b)...............      388,594
                                           -----------
                                             2,177,122
                                           -----------
Shelter (2.1%):
   22,400   Clayton Homes, Inc. .........      272,832
   27,000   D.R. Horton, Inc. ...........      468,450
   15,400   Pentair, Inc. ...............      532,070
    9,300   Potlatch Corp. ..............      222,084
    2,400   Pulte Corp. .................      114,888
                                           -----------
                                             1,610,324
                                           -----------
Technology (10.4%):
   89,600   3Com Corp. (b)...............      414,848
   18,000   Advanced Fibre Communication,
              Inc. (b)...................      300,240
   33,700   Arrow Electronics, Inc.
              (b)........................      431,023
   78,500   Ascential Software Corp.
              (b)........................      188,400
   54,200   Atmel Corp. (b)..............      120,866
   21,100   Avnet, Inc. .................      228,513
    5,200   Avocent Corp. (b)............      115,544
   31,700   Ceridian Corp. (b)...........      457,114
   11,800   Credence Systems Corp. (b)...      110,094
   31,200   Fairchild Semiconductor Corp.
              (b)........................      334,152
   11,300   FEI Co. (b)..................      172,777
   13,900   Harris Corp. ................      365,570
   18,900   Integrated Device Technology,
              Inc. (b)...................      158,193
   17,200   International Rectifier Corp.
              (b)........................      317,512

Continued

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       25

                                                                 Report

 SHARES
   OR
PRINCIPAL
 AMOUNT         SECURITY DESCRIPTION          VALUE
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Technology, continued:
   26,600   Intersil Corp., Class A
              (b)........................  $   370,804
   10,500   Keane, Inc. (b)..............       94,395
   12,700   KEMET Corp. (b)..............      110,998
   23,900   L-3 Communications Holdings,
              Inc. (b)...................    1,073,349
   29,000   Lattice Semiconductor Corp.
              (b)........................      254,330
   39,400   Legato Systems, Inc. (b).....      198,182
   20,000   Macromedia, Inc. (b).........      213,000
   13,500   Newport Corp. (b)............      169,560
    6,200   Plexus Corp. (b).............       54,436
    9,000   Polycom, Inc. (b)............       85,680
   23,900   Quantum Corp.-DLT & Storage
              (b)........................       63,813
   29,400   Storage Technology Corp.
              (b)........................      629,748
   25,600   Sybase, Inc. (b).............      343,040
   10,700   Tech Data Corp. (b)..........      288,472
   20,300   TriQuint Semiconductor, Inc.
              (b)........................       86,072
   24,400   Vishay Intertechnology, Inc.
              (b)........................      272,792
                                           -----------
                                             8,023,517
                                           -----------
Transportation (2.4%):
   10,800   Airborne, Inc. ..............      160,164
    6,500   Alaska Air Group, Inc. (b)...      140,725
    8,900   Alexander & Baldwin, Inc. ...      229,531
   10,100   CNF, Inc. ...................      335,724
   10,700   EGL, Inc. (b)................      152,475
   11,800   J.B. Hunt Transport Services,
              Inc. (b)...................      345,740
   23,300   Swift Transportation Co.,
              Inc. (b)...................      466,419
                                           -----------
                                             1,830,778
                                           -----------
Utilities (11.2%):
   20,000   AGL Resources, Inc. .........      486,000
   33,000   ALLETE, Inc. ................      748,440
   38,000   Aquila, Inc. ................       67,260
   10,700   Arch Coal, Inc. .............      231,013
   21,700   Calpine Corp. (b)............       70,742

 SHARES
   OR
PRINCIPAL
 AMOUNT         SECURITY DESCRIPTION          VALUE
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
   10,600   DQE, Inc. ...................  $   161,544
   40,600   Energy East Corp. ...........      896,854
   25,000   MDU Resources Group, Inc. ...      645,250
    7,600   National Fuel Gas Co. .......      157,548
   16,800   NiSource, Inc. ..............      336,000
    7,800   NSTAR........................      346,242
   22,800   Oneok, Inc. .................      437,760
   11,900   PNM Resources, Inc. .........      283,458
   12,700   Puget Energy, Inc. ..........      280,035
   15,000   Questar Corp. ...............      417,300
   26,360   Scana Corp. .................      816,106
   34,200   Sierra Pacific Resources.....      222,300
    9,900   Telephone & Data Systems,
              Inc. ......................      465,498
   21,700   Vectren Corp. ...............      499,100
   41,400   Wisconsin Energy Corp. ......    1,043,280
                                           -----------
                                             8,611,730
                                           -----------
  Total Common Stocks                       74,836,434
                                           -----------
WARRANTS (0.0%):
Financial Services (0.0%):
   22,300   Dime Bancorp, Inc. (b).......        2,698
                                           -----------
  Total Warrants                                 2,698
                                           -----------
INVESTMENT COMPANIES (1.9%):
1,440,592   One Group Prime Money Market
              Fund, Class I (c)..........    1,440,592
                                           -----------
  Total Investment Companies                 1,440,592
                                           -----------
REPURCHASE AGREEMENTS (0.2%):
$ 125,000   State Street Bank and Trust,
              1.00%, 1/2/03 (Proceeds at
              maturity $125,007,
              collateralized by various
              U.S. Government
              Securities)................      125,000
                                           -----------
  Total Repurchase Agreements                  125,000
                                           -----------
Total (Cost $81,047,160) (a)               $76,404,724
                                           ===========

------------
Percentages indicated are based on net assets of $76,913,243.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses, recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $  3,989,665
                   Unrealized depreciation......................   (10,783,994)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $ (6,794,329)
                                                                  ============

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       26
Report


ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

 SHARES         SECURITY DESCRIPTION          VALUE
---------   -----------------------------  -----------
COMMON STOCKS (97.1%):
Business Equipment & Services (10.9%):
   11,750   Affiliated Computer Services,
              Inc., Class A (b)..........  $   618,638
   12,130   BJ Services Co. (b)..........      391,920
   11,480   DST Systems, Inc. (b)........      408,114
   11,660   Fiserv, Inc. (b).............      395,857
   13,630   Jacobs Engineering Group,
              Inc. (b)...................      485,228
   16,860   Manpower, Inc. ..............      537,834
   25,560   Office Depot, Inc. (b).......      377,266
   18,660   Reynolds & Reynolds Co.,
              Class A....................      475,270
   16,780   SunGard Data Systems, Inc.
              (b)........................      395,337
   15,690   Weatherford International
              Ltd. (b)...................      626,501
                                           -----------
                                             4,711,965
                                           -----------
Capital Goods (6.0%):
    3,700   American Standard Cos., Inc.
              (b)........................      263,218
   11,230   Cooper Cameron Corp. (b).....      559,478
    8,940   Crane Co. ...................      178,174
    9,120   Cummins, Inc. ...............      256,546
   11,480   Diebold, Inc. ...............      473,206
    9,720   SPX Corp. (b)................      364,014
    7,390   Teleflex, Inc. ..............      316,957
    6,990   York International Corp. ....      178,734
                                           -----------
                                             2,590,327
                                           -----------
Consumer Durable (5.0%):
    6,530   Black & Decker Corp. ........      280,072
    7,310   Borg Warner, Inc. ...........      368,570
   16,850   Dana Corp. ..................      198,156
   10,850   Lear Corp. (b)...............      361,088
   12,880   Leggett & Platt, Inc. .......      289,027
    7,680   Mohawk Industries, Inc.
              (b)........................      437,376
    8,410   Snap-On, Inc. ...............      236,405
                                           -----------
                                             2,170,694
                                           -----------
Consumer Non-Durable (7.4%):
    8,970   AptarGroup, Inc. ............      280,223
   10,920   Constellation Brands, Inc.
              (b)........................      258,913
   20,140   Dial Corp. ..................      410,252
   15,970   Dole Food Co., Inc. .........      520,303
   26,580   McCormick & Co., Inc. .......      616,656
   23,670   PepsiAmericas, Inc. .........      317,888
    5,720   RJ Reynolds Tobacco Holdings,
              Inc. ......................      240,869
   51,520   Tyson Foods, Inc., Class A...      578,055
                                           -----------
                                             3,223,159
                                           -----------
Consumer Services (2.5%):
   11,600   Emmis Communications Corp.
              (b)........................      241,628
    7,060   Entercom Communications Corp.
              (b)........................      331,255
   11,280   New York Times Co., Class
              A..........................      515,835
                                           -----------
                                             1,088,718
                                           -----------

 SHARES         SECURITY DESCRIPTION          VALUE
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Energy (5.2%):
    5,860   Ashland Co., Inc. ...........  $   167,186
   12,020   Equitable Resources, Inc. ...      421,181
   13,220   Murphy Oil Corp. ............      566,476
    6,420   Nabors Industries Ltd. (b)...      226,433
    6,190   Noble Corp. (b)..............      217,579
   14,030   Pepco Holdings, Inc. ........      272,042
   14,890   Pioneer Natural Resources Co.
              (b)........................      375,973
                                           -----------
                                             2,246,870
                                           -----------
Financial Services (18.6%):
   14,440   A.G. Edwards, Inc. ..........      475,942
    5,060   AMBAC Financial Group,
              Inc. ......................      284,574
   15,590   AmSouth Bancorp..............      299,328
   10,789   Associated Banc-Corp. .......      366,179
   22,990   Banknorth Group, Inc. .......      519,574
    4,620   Bear Stearns Co., Inc. ......      274,428
    9,990   City National Corp. .........      439,460
   23,780   Compass Bancshares, Inc. ....      743,600
    6,230   Countrywide Credit
              Industries, Inc. ..........      321,780
   10,110   Everest Re Group Ltd. .......      559,082
    7,390   First Tennessee National
              Corp. .....................      265,597
   10,700   FirstMerit Corp. ............      231,762
   10,730   GreenPoint Financial
              Corp. .....................      484,781
   14,100   National Commerce Financial
              Co. .......................      336,285
    6,830   Nationwide Financial
              Services, Inc., Class A....      195,680
   12,200   Old Republic International
              Corp. .....................      341,600
   11,140   PMI Group, Inc. .............      334,646
   17,290   Radian Group, Inc. ..........      642,323
    9,970   SEI Investments Co. .........      270,985
   12,380   Southtrust Corp. ............      307,643
    1,360   Transatlantic Holdings,
              Inc. ......................       90,712
   10,630   Union Planters Corp. ........      299,128
                                           -----------
                                             8,085,089
                                           -----------
Health Care (11.6%):
    7,790   AdvancePCS (b)...............      173,016
    4,500   Allergan, Inc. ..............      259,290
    7,060   AmerisourceBergen Corp. .....      383,429
    9,460   Beckman Coulter, Inc. .......      279,259
   15,050   Dentsply International,
              Inc. ......................      559,860
   12,830   Edwards Lifesciences Corp.
              (b)........................      326,780
   18,060   Gilead Sciences, Inc. (b)....      614,041

Continued

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       27

                                                                 Report

 SHARES         SECURITY DESCRIPTION          VALUE
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
   11,440   Health Management Associates,
              Inc., Class A..............  $   204,776
   14,630   Health Net, Inc. (b).........      386,232
   13,460   IDEC Pharmaceuticals Corp.
              (b)........................      446,468
   17,640   IVAX Corp. (b)...............      213,973
    5,420   MedImmune, Inc. (b)..........      147,261
   12,900   Millennium Pharmaceuticals,
              Inc. (b)...................      102,426
   19,570   Protein Design Labs, Inc.
              (b)........................      166,345
   11,400   Universal Health Services,
              Inc., Class B (b)..........      514,140
   10,530   Waters Corp. (b).............      229,343
                                           -----------
                                             5,006,639
                                           -----------
Raw Materials (5.9%):
    3,720   Avery Dennison Corp. ........      227,218
   11,140   Bowater, Inc. ...............      467,322
    6,920   Cabot Corp. .................      183,657
   32,240   Crompton Corp. ..............      191,828
   10,660   Engelhard Corp. .............      238,251
   11,910   Harsco Corp. ................      379,810
   10,350   Lafarge Corp. ...............      339,998
   10,010   Lubrizol Corp. ..............      305,305
    5,360   Valspar Corp. ...............      236,805
                                           -----------
                                             2,570,194
                                           -----------
Retail (3.8%):
   15,210   Abercrombie & Fitch Co.,
              Class A (b)................      311,197
   10,500   Barnes & Noble, Inc. (b).....      189,735
   16,680   Brinker International, Inc.
              (b)........................      537,930
    6,620   Federated Department Stores,
              Inc. (b)...................      190,391
   13,680   Liz Claiborne, Inc. .........      405,612
                                           -----------
                                             1,634,865
                                           -----------
Technology (11.5%):
    9,500   Adtran, Inc. (b).............      312,550
   11,430   Altera Corp. (b).............      141,046
   14,330   AMETEK, Inc. ................      551,562
   14,040   Arrow Electronics, Inc.
              (b)........................      179,572
   54,680   Atmel Corp. (b)..............      121,936
   11,440   BMC Software, Inc. (b).......      195,738
   26,940   Cadence Design Systems, Inc.
              (b)........................      317,623

 SHARES         SECURITY DESCRIPTION          VALUE
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Technology, continued:
   19,410   Ceridian Corp. (b)...........  $   279,892
   12,330   Comverse Technology, Inc.
              (b)........................      123,547
    2,490   Electronic Arts, Inc. (b)....      123,927
   11,370   Integrated Device Technology,
              Inc. (b)...................       95,167
   14,670   Intersil Corp., Class A
              (b)........................      204,500
    9,420   L-3 Communications Holdings,
              Inc. (b)...................      423,052
   15,540   Lam Research Corp. (b).......      167,832
    4,980   Lexmark International, Inc.
              (b)........................      301,290
   19,240   Microchip Technology,
              Inc. ......................      470,418
   11,720   Semtech Corp. (b)............      127,982
   18,890   Symantec Corp. (b)...........      765,234
    6,620   Teradyne, Inc. (b)...........       86,126
                                           -----------
                                             4,988,994
                                           -----------
Transportation (1.2%):
    7,590   Alaska Air Group, Inc. (b)...      164,324
   10,480   CNF, Inc. ...................      348,355
                                           -----------
                                               512,679
                                           -----------
Utilities (7.5%):
    6,110   Cinergy Corp. ...............      206,029
    7,740   Constellation Energy Group,
              Inc. ......................      215,327
   23,470   Energy East Corp. ...........      518,452
    5,140   Entergy Corp. ...............      234,333
    5,240   Kinder Morgan, Inc. .........      221,495
    7,530   MDU Resources Group, Inc. ...      194,349
   28,060   Northeast Utilities..........      425,670
    9,400   Pinnacle West Capital
              Corp. .....................      320,446
    7,280   Scana Corp. .................      225,389
    6,650   Telephone & Data Systems,
              Inc. ......................      312,683
   14,810   Wisconsin Energy Corp. ......      373,212
                                           -----------
                                             3,247,385
                                           -----------
  Total Common Stocks                       42,077,578
                                           -----------
INVESTMENT COMPANIES (3.5%):
1,504,238   One Group Prime Money Market
              Fund, Class I (c)..........    1,504,238
                                           -----------
  Total Investment Companies                 1,504,238
                                           -----------
Total (Cost $48,509,602) (a)               $43,581,816
                                           ===========

------------
Percentages indicated are based on net assets of $43,302,616.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 3,886,640
                   Unrealized depreciation......................   (8,814,426)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $(4,927,786)
                                                                  ===========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       28
Report


ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

 SHARES         SECURITY DESCRIPTION         VALUE
---------   ----------------------------  ------------
COMMON STOCKS (97.9%):
Business Equipment & Services (4.0%):
    9,400   Affiliated Computer
              Services, Inc., Class A
              (b).......................  $    494,910
    4,850   Apollo Group, Inc., Class A
              (b).......................       213,400
   32,670   Automatic Data Processing,
              Inc. .....................     1,282,297
   18,880   BJ Services Co. (b).........       610,013
   25,380   Caremark Rx, Inc. (b).......       412,425
    2,550   Catalina Marketing Corp.
              (b).......................        47,175
    4,630   Cintas Corp. ...............       211,823
    5,240   eBay, Inc. (b)..............       355,377
   17,510   Electronic Data Systems
              Corp. ....................       322,709
    7,360   Equifax, Inc. ..............       170,310
   33,060   First Data Corp. ...........     1,170,654
    7,710   Fiserv, Inc. (b)............       261,755
    6,950   H & R Block, Inc. ..........       279,390
   12,370   Paychex, Inc. ..............       345,123
    2,750   R.R. Donnelley & Sons
              Co. ......................        59,868
   11,300   SunGard Data Systems, Inc.
              (b).......................       266,228
    3,780   Weatherford International
              Ltd. (b)..................       150,935
   12,890   Yahoo, Inc. (b).............       210,752
                                          ------------
                                             6,865,144
                                          ------------
Capital Goods (6.5%):
    2,320   American Standard Cos., Inc.
              (b).......................       165,045
   16,600   Boeing Co. .................       547,634
   14,110   Flowserve Corp. (b).........       208,687
  387,040   General Electric Co. .......     9,424,424
    8,710   Molex, Inc. ................       200,678
    8,370   United Technologies
              Corp. ....................       518,438
                                          ------------
                                            11,064,906
                                          ------------
Consumer Durable (1.0%):
    6,990   Black & Decker Corp. .......       299,801
    5,830   Danaher Corp. ..............       383,030
    7,700   Gentex Corp. (b)............       243,628
    7,900   Harley-Davidson, Inc. ......       364,980
    7,440   Leggett & Platt, Inc. ......       166,954
    4,310   Mohawk Industries, Inc.
              (b).......................       245,455
                                          ------------
                                             1,703,848
                                          ------------
Consumer Non-Durable (10.3%):
   62,730   Coca-Cola Co. ..............     2,748,829
   43,670   Colgate Palmolive Co. ......     2,289,618
   36,110   General Mills, Inc. ........     1,695,365
    5,380   Newell Rubbermaid, Inc. ....       163,175
   88,114   PepsiCo, Inc. ..............     3,720,172
   40,140   Philip Morris Co. ..........     1,626,874
   41,940   Proctor & Gamble Co. .......     3,604,324
   72,770   Sara Lee Corp. .............     1,638,053
                                          ------------
                                            17,486,410
                                          ------------

 SHARES         SECURITY DESCRIPTION         VALUE
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Consumer Services (4.3%):
   82,025   AOL Time Warner, Inc. (b)...  $  1,074,528
   10,370   Clear Channel
              Communications, Inc.
              (b).......................       386,697
    2,280   Dun & Bradstreet Corp.
              (b).......................        78,637
      950   E.W. Scripps Co., Class A...        73,103
    9,960   EchoStar Communications
              Corp., Class A (b)........       221,710
    5,920   GTECH Holdings Corp. (b)....       164,931
    4,040   Harrah's Entertainment, Inc.
              (b).......................       159,984
   10,430   Hispanic Broadcasting Corp.
              (b).......................       214,337
    3,600   International Game
              Technologies (b)..........       273,312
   17,190   Interpublic Group of Cos.,
              Inc. .....................       242,035
    7,400   Lamar Advertising Co. (b)...       249,010
    5,320   Mandalay Resort Group (b)...       162,845
    4,780   Marriott International,
              Inc., Class A.............       157,119
   15,330   Mattel, Inc. ...............       293,570
    6,320   McGraw-Hill Co., Inc. ......       381,981
    1,900   Meredith Corp. .............        78,109
    3,670   New York Times Co., Class
              A.........................       167,829
    8,310   Omnicom Group, Inc. ........       536,826
    6,440   Univision Communications,
              Inc. (b)..................       157,780
   26,270   Viacom, Inc., Class B (b)...     1,070,765
   45,610   Yum! Brands, Inc. (b).......     1,104,673
                                          ------------
                                             7,249,781
                                          ------------
Energy (0.9%):
    4,220   Apache Corp. ...............       240,498
    5,780   Murphy Oil Corp. ...........       247,673
   12,180   Noble Corp. (b).............       428,126
   13,310   Ocean Energy, Inc. .........       265,801
    9,830   Smith International, Inc.
              (b).......................       320,655
                                          ------------
                                             1,502,753
                                          ------------
Financial Services (9.9%):
    9,690   AFLAC, Inc. ................       291,863
   27,850   American Express Co. .......       984,498
   38,550   American International
              Group, Inc. ..............     2,230,117
    9,810   Bank of New York Co.,
              Inc. .....................       235,048
   11,220   Capital One Financial
              Corp. ....................       333,458
   69,350   Charles Schwab Corp. .......       752,448
   44,110   Citigroup, Inc. ............     1,552,231
   14,490   Concord EFS, Inc. (b).......       228,073
   40,180   Fannie Mae..................     2,584,778
   19,970   Fifth Third Bancorp.........     1,169,244

Continued

ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       29

                                                                 Report

 SHARES         SECURITY DESCRIPTION         VALUE
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
   29,000   Freddie Mac.................  $  1,712,449
   20,560   Marsh & McLennan Co. .......       950,078
   49,030   MBNA Corp. .................       932,551
   14,810   Mellon Financial Corp. .....       386,689
    5,990   Moody's Corp. ..............       247,327
    6,420   North Fork Bancorp, Inc. ...       216,611
    4,450   Progressive Corp. ..........       220,854
   42,570   Providian Financial Corp.
              (b).......................       276,279
    5,170   SLM Corp. ..................       536,956
    7,140   StanCorp Financial Group,
              Inc. .....................       348,789
    4,320   State Street Corp. .........       168,480
    9,790   Wells Fargo & Co. ..........       458,857
                                          ------------
                                            16,817,678
                                          ------------
Health Care (26.4%):
   65,320   Abbott Laboratories.........     2,612,800
    4,470   AdvancePCS (b)..............        99,279
   11,930   Affymetrix, Inc. (b)........       273,078
    9,560   Allergan, Inc. .............       550,847
   18,220   AmerisourceBergen Corp. ....       989,528
   57,084   Amgen, Inc. (b).............     2,759,441
    4,080   Anthem, Inc. (b)............       256,632
   35,830   Baxter International,
              Inc. .....................     1,003,240
    5,400   Beckman Coulter, Inc. ......       159,408
    8,390   Biomet, Inc. ...............       240,457
    3,940   Boston Scientific Corp.
              (b).......................       167,529
   11,270   Bristol-Myers Squibb Co. ...       260,901
   14,780   Cardinal Health, Inc. ......       874,828
    5,110   Cytyc Corp. (b).............        52,122
    4,580   Dentsply International,
              Inc. .....................       170,376
   36,680   Eli Lilly & Co. ............     2,329,180
    5,890   Forest Laboratories, Inc.
              (b).......................       578,516
    6,820   Genzyme Corp. (b)...........       201,667
   24,420   HCA-The Healthcare Corp. ...     1,013,430
    7,070   Health Management
              Associates, Inc., Class
              A.........................       126,553
    8,570   HealthSouth Corp. (b).......        35,994
   23,590   Human Genome Sciences, Inc.
              (b).......................       207,828
   14,540   IDEC Pharmaceuticals Corp.
              (b).......................       482,292
  112,600   Johnson & Johnson...........     6,047,745
    4,370   Laboratory Corp. of America
              Holdings (b)..............       101,559
    4,350   Lincare Holdings, Inc.
              (b).......................       137,547
    3,830   Manor Care, Inc. (b)........        71,276
    9,420   McKesson HBOC, Inc. ........       254,623
   28,350   MedImmune, Inc. (b).........       770,270
   54,670   Medtronic, Inc. ............     2,492,952
   59,170   Merck & Co., Inc. ..........     3,349,614
    2,020   Oxford Health Plans, Inc.
              (b).......................        73,629
    1,310   Patterson Dental Co. (b)....        57,299
  248,625   Pfizer, Inc. ...............     7,600,465
   59,730   Pharmacia Corp. ............     2,496,714
    3,630   Quest Diagnostics, Inc.
              (b).......................       206,547

 SHARES         SECURITY DESCRIPTION         VALUE
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Health Care, continued:
   16,700   St. Jude Medical, Inc.
              (b).......................  $    663,324
    2,050   Stryker Corp. ..............       137,596
   19,370   Tenet Healthcare Corp.
              (b).......................       317,668
   13,800   UnitedHealth Group, Inc. ...     1,152,300
    1,360   Universal Health Services,
              Inc., Class B (b).........        61,336
    8,600   Wellpoint Health Networks,
              Inc. (b)..................       611,976
   56,890   Wyeth.......................     2,127,686
   12,250   Zimmer Holdings, Inc. (b)...       508,620
                                          ------------
                                            44,686,672
                                          ------------
Multi-Industry (1.0%):
   14,210   Minnesota Mining &
              Manufacturing Co. ........     1,752,093
                                          ------------
Raw Materials (0.2%):
   16,640   Alcoa, Inc. ................       379,059
                                          ------------
Retail (10.8%):
   19,620   Bed Bath & Beyond, Inc.
              (b).......................       677,479
   31,290   Best Buy Co., Inc. (b)......       755,654
   81,840   Darden Restaurants, Inc. ...     1,673,628
   24,450   Gap, Inc. ..................       379,464
   98,360   Home Depot, Inc. ...........     2,356,706
   24,870   Kohl's Corp. (b)............     1,391,477
   17,870   Limited, Inc. ..............       248,929
   36,340   Lowe's Cos., Inc. ..........     1,362,750
   10,510   Sears Roebuck & Co. ........       251,715
   18,310   Staples, Inc. (b)...........       335,073
   45,410   Target Corp. ...............     1,362,300
   37,450   TJX Cos., Inc. .............       731,024
   25,220   Toys "R" Us, Inc. (b).......       252,200
  110,730   Wal-Mart Stores, Inc. ......     5,592,971
   35,360   Walgreen Co. ...............     1,032,158
                                          ------------
                                            18,403,528
                                          ------------
Shelter (0.3%):
    9,730   Fluor Corp. ................       272,440
    3,440   Pulte Corp. ................       164,673
                                          ------------
                                               437,113
                                          ------------
Technology (21.2%):
   13,370   Adobe Systems, Inc. ........       331,589
    7,220   Agilent Technologies, Inc.
              (b).......................       129,671
   17,430   Altera Corp. (b)............       215,086
   17,690   Analog Devices, Inc. (b)....       422,260
   76,270   Applied Materials, Inc.
              (b).......................       993,798
   14,500   Autodesk, Inc. .............       207,350
   14,890   BMC Software, Inc. (b)......       254,768
   12,610   Cadence Design Systems, Inc.
              (b).......................       148,672
  289,710   Cisco Systems, Inc. (b).....     3,795,201
   22,860   Comverse Technology, Inc.
              (b).......................       229,057
  103,580   Dell Computer Corp. (b).....     2,769,729
    3,750   Electronic Arts, Inc. (b)...       186,638

Continued

ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002

                                       30
Report



 Shares         Security Description         Value
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Technology, continued:
   29,400   EMC Corp. (b)...............  $    180,516
    6,290   General Dynamics Corp. .....       499,237
   32,530   IBM Corp. ..................     2,521,075
  283,500   Intel Corp. ................     4,414,095
   10,790   Intuit, Inc. (b)............       506,267
    7,260   Jabil Circuit, Inc. (b).....       130,099
    7,400   KLA-Tencor Corp. (b)........       261,738
    5,130   Lexmark International, Inc.
              (b).......................       310,365
   19,550   Linear Technology Corp. ....       502,826
    5,660   Lockheed Martin Corp. ......       326,865
   14,350   Macromedia, Inc. (b)........       152,828
  183,810   Microsoft Corp. (b).........     9,502,978
   27,180   Motorola, Inc. .............       235,107
   12,880   Network Appliance, Inc.
              (b).......................       128,800
    8,130   Novellus Systems, Inc.
              (b).......................       228,290
  184,250   Oracle Corp. (b)............     1,989,900
    8,470   PeopleSoft, Inc. (b)........       155,001
   42,100   PerkinElmer, Inc. ..........       347,325
    2,690   Qlogic Corp. (b)............        92,832
   34,670   Qualcomm, Inc. (b)..........     1,261,641
   10,860   Sanmina Corp. (b)...........        48,761
   51,060   Sun Microsystems, Inc.
              (b).......................       158,797
   12,870   Sybase, Inc. (b)............       172,458
    7,380   Symantec Corp. (b)..........       298,964
   96,181   Texas Instruments, Inc. ....     1,443,677
   11,980   TMP Worldwide, Inc. (b).....       135,494

 Shares
   or
Principal
 Amount         Security Description         Value
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Technology, continued:
   10,210   Veritas Software Corp.
              (b).......................  $    159,480
    5,310   Xilinx, Inc. (b)............       109,386
                                          ------------
                                            35,958,621
                                          ------------
Transportation (1.1%):
   38,720   Southwest Airlines Co. .....       538,208
   21,220   United Parcel Service, Inc.,
              Class B...................     1,338,558
                                          ------------
                                             1,876,766
                                          ------------
  Total Common Stocks                      166,184,372
                                          ------------
INVESTMENT COMPANIES (1.9%):
3,181,430   One Group Prime Money Market
              Fund, Class I (c).........     3,181,430
                                          ------------
  Total Investment Companies                 3,181,430
                                          ------------
REPURCHASE AGREEMENTS (0.1%):
$ 161,000   State Street Bank and Trust,
              1.00%, 1/2/03 (Proceeds at
              maturity $161,009,
              collateralized by various
              U.S. Government
              Securities)...............       161,000
                                          ------------
  Total Repurchase Agreements                  161,000
                                          ------------
Total (Cost $222,388,202)(a)              $169,526,802
                                          ============

------------
Percentages indicated are based on net assets of $169,692,818.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses, recognized for financial reporting purposes in excess of federal income tax reporting. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $  3,903,033
                   Unrealized depreciation......................   (64,948,328)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $(61,045,295)
                                                                  ============

(b) Non-income producing securities.

(c) Investment in affiliate.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       31

                                                                 Report

ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

 SHARES
   OR
PRINCIPAL
 AMOUNT         SECURITY DESCRIPTION         VALUE
---------   ----------------------------  ------------
COMMON STOCKS (96.6%):
Business Equipment & Services (2.1%):
   18,720   Automatic Data Processing,
              Inc. .....................  $    734,760
   26,440   Paychex, Inc. ..............       737,677
   10,170   Pitney Bowes, Inc. .........       332,152
   16,510   Weatherford International
              Ltd. (b)..................       659,244
                                          ------------
                                             2,463,833
                                          ------------
Capital Goods (6.3%):
   12,010   Boeing Co. .................       396,210
   11,360   Cooper Cameron Corp. (b)....       565,955
   24,070   Crane Co. ..................       479,715
   12,020   Diebold, Inc. ..............       495,464
  123,970   General Electric Co. .......     3,018,670
   16,070   Johnson Controls, Inc. .....     1,288,332
   11,950   SPX Corp. (b)...............       447,528
   40,630   Tyco International Ltd. ....       693,960
                                          ------------
                                             7,385,834
                                          ------------
Consumer Durable (2.5%):
   31,480   Dana Corp. .................       370,205
   10,200   Danaher Corp. ..............       670,140
    6,350   Eaton Corp. ................       495,999
   20,530   General Motors Corp. .......       756,735
   18,100   Lear Corp. (b)..............       602,368
                                          ------------
                                             2,895,447
                                          ------------
Consumer Non-Durable (8.0%):
   48,490   Coca-Cola Co. ..............     2,124,833
   21,160   Dole Food Co., Inc. ........       689,393
   20,600   Interstate Bakeries
              Corp. ....................       314,150
   12,290   Kimberly-Clark Corp. .......       583,406
   12,580   Kraft Foods, Inc. ..........       489,739
   17,680   Pepsi Bottling Group,
              Inc. .....................       454,376
   50,800   Philip Morris Co. ..........     2,058,924
   11,310   Proctor & Gamble Co. .......       971,981
   32,690   Sysco Corp. ................       973,835
   55,790   Tyson Foods, Inc., Class
              A.........................       625,964
                                          ------------
                                             9,286,601
                                          ------------
Consumer Services (5.7%):
   88,140   AOL Time Warner, Inc. (b)...     1,154,634
   18,100   Clear Channel
              Communications, Inc.
              (b).......................       674,949
    8,579   Comcast Corp., Class A
              (b).......................       202,207
   24,400   Comcast Corp., Special Class
              A (b).....................       551,196
   13,980   Omnicom Group, Inc. ........       903,108
   46,940   Viacom, Inc., Class B (b)...     1,913,274
   33,250   Walt Disney Co. ............       542,308
   27,030   Yum! Brands, Inc. (b).......       654,667
                                          ------------
                                             6,596,343
                                          ------------

 SHARES
   OR
PRINCIPAL
 AMOUNT         SECURITY DESCRIPTION         VALUE
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Energy (4.7%):
   14,310   ChevronTexaco Corp. ........  $    951,329
  102,720   Exxon Mobil Corp. ..........     3,589,037
   20,840   Murphy Oil Corp. ...........       892,994
                                          ------------
                                             5,433,360
                                          ------------
Financial Services (19.9%):
   27,650   American Express Co. .......       977,428
   46,540   American International
              Group, Inc. ..............     2,692,338
   31,150   Bank of America Corp. ......     2,167,106
   11,920   BB&T Corp. .................       440,921
   24,923   Charter One Financial,
              Inc. .....................       716,038
   93,210   Citigroup, Inc. ............     3,280,059
    7,590   Countrywide Credit
              Industries, Inc. .........       392,024
   24,810   FleetBoston Financial
              Corp. ....................       602,883
   42,800   Freddie Mac.................     2,527,339
   19,480   Hartford Financial Services
              Group, Inc. ..............       884,976
   48,920   JP Morgan Chase & Co. ......     1,174,080
   11,990   Lincoln National Corp. .....       378,644
   27,600   Marsh & McLennan Co. .......     1,275,396
   58,220   MBNA Corp. .................     1,107,344
   31,070   Morgan Stanley Dean Witter &
              Co. ......................     1,240,314
   48,410   Providian Financial Corp.
              (b).......................       314,181
   26,910   Southtrust Corp. ...........       668,714
   24,070   Wachovia Corp. .............       877,111
   33,080   Wells Fargo & Co. ..........     1,550,460
                                          ------------
                                            23,267,356
                                          ------------
Health Care (13.7%):
   25,320   Amgen, Inc. (b).............     1,223,969
   25,240   Baxter International,
              Inc. .....................       706,720
   43,080   Bristol-Myers Squibb Co. ...       997,302
   21,430   Eli Lilly & Co. ............     1,360,805
   12,620   Guidant Corp. (b)...........       389,327
   20,760   Johnson & Johnson...........     1,115,020
   20,160   MedImmune, Inc. (b).........       547,747
   32,280   Medtronic, Inc. ............     1,471,968
   27,870   Merck & Co., Inc. ..........     1,577,721
   94,400   Pfizer, Inc. ...............     2,885,807
   27,230   Pharmacia Corp. ............     1,138,214
   30,580   Schering-Plough Corp. ......       678,876
   28,500   Waters Corp. (b)............       620,730
   32,080   Wyeth.......................     1,199,792
                                          ------------
                                            15,913,998
                                          ------------

Continued

ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002

                                       32
Report


 SHARES
   OR
PRINCIPAL
 AMOUNT         SECURITY DESCRIPTION         VALUE
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Multi-Industry (2.1%):
   36,660   Honeywell International,
              Inc. .....................  $    879,840
   12,730   Minnesota Mining &
              Manufacturing Co. ........     1,569,609
                                          ------------
                                             2,449,449
                                          ------------
Raw Materials (2.4%):
   41,580   Alcoa, Inc. ................       947,191
   17,120   Cabot Corp. ................       454,365
   39,070   Crompton Corp. .............       232,467
   16,970   Sigma-Aldrich Corp. ........       826,439
    8,050   Temple-Inland, Inc. ........       360,721
                                          ------------
                                             2,821,183
                                          ------------
Retail (6.6%):
   17,900   Bed Bath & Beyond, Inc.
              (b).......................       618,087
   28,460   Brinker International, Inc.
              (b).......................       917,835
   35,010   Home Depot, Inc. ...........       838,840
   41,780   Limited, Inc. ..............       581,995
   24,700   Target Corp. ...............       741,000
   58,700   Wal-Mart Stores, Inc. ......     2,964,937
   35,940   Walgreen Co. ...............     1,049,089
                                          ------------
                                             7,711,783
                                          ------------
Shelter (0.4%):
   14,470   Pentair, Inc. ..............       499,939
                                          ------------
Technology (13.8%):
   49,490   Applied Materials, Inc.
              (b).......................       644,855
   87,660   Cisco Systems, Inc. (b).....     1,148,346
   31,170   Comverse Technology, Inc.
              (b).......................       312,323
   33,920   Dell Computer Corp. (b).....       907,021
    5,910   Electronic Arts, Inc. (b)...       294,141
   30,260   Hewlett-Packard Co. ........       525,314
   24,050   IBM Corp. ..................     1,863,874
  110,510   Intel Corp. ................     1,720,641
   16,820   Linear Technology Corp. ....       432,610
   82,320   Microsoft Corp. (b).........     4,255,943
   32,340   Motorola, Inc. .............       279,741
    4,650   Northrop Grumman Corp. .....       451,050
   61,810   Oracle Corp. (b)............       667,548
   20,610   Qualcomm, Inc. (b)..........       749,998

 SHARES
   OR
PRINCIPAL
 AMOUNT         SECURITY DESCRIPTION         VALUE
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Technology, continued:
   22,720   Symantec Corp. (b)..........  $    920,387
   30,560   Texas Instruments, Inc. ....       458,706
   19,410   Xilinx, Inc. (b)............       399,846
                                          ------------
                                            16,032,344
                                          ------------
Transportation (1.4%):
    9,490   Canadian National Railway
              Co. ......................       394,404
   18,710   United Parcel Service, Inc.,
              Class B...................     1,180,227
                                          ------------
                                             1,574,631
                                          ------------
Utilities (7.0%):
    5,306   AT&T Corp. .................       138,540
   35,430   BellSouth Corp. ............       916,574
   17,870   CenturyTel, Inc. ...........       525,021
   25,790   Energy East Corp. ..........       569,701
   22,670   FPL Group, Inc. ............     1,363,147
   15,950   Kinder Morgan, Inc. ........       674,207
   34,900   Pinnacle West Capital
              Corp. ....................     1,189,741
   57,860   SBC Communications, Inc. ...     1,568,584
   30,060   Verizon Communications......     1,164,825
                                          ------------
                                             8,110,340
                                          ------------
  Total Common Stocks                      112,442,441
                                          ------------
INVESTMENT COMPANIES (3.0%):
3,457,357   One Group Prime Money Market
              Fund, Class I (c).........     3,457,357
                                          ------------
  Total Investment Companies                 3,457,357
                                          ------------
REPURCHASE AGREEMENTS (0.2%):
$ 186,000   State Street Bank and Trust,
              1.00%, 1/2/03 (Proceeds at
              maturity $186,010,
              collateralized by various
              U.S. Government
              Securities)...............       186,000
                                          ------------
  Total Repurchase Agreements                  186,000
                                          ------------
Total (Cost $147,643,698) (a)             $116,085,798
                                          ============

------------
Percentages indicated are based on net assets of $116,328,709.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $  5,260,316
                   Unrealized depreciation......................   (36,818,216)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $(31,557,900)
                                                                  ============

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.
See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       33

                                                                 Report

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
COMMON STOCKS (98.8%):
Business Equipment & Services (2.3%):
   2,097    Allied Waste Industries, Inc.
              (b).........................  $    20,970
   1,856    Apollo Group, Inc., Class A
              (b).........................       81,664
   6,370    Automatic Data Processing,
              Inc. .......................      250,022
   1,667    BJ Services Co. (b)...........       53,861
   1,810    Cintas Corp. .................       82,808
   1,826    Computer Sciences Corp. (b)...       62,906
   1,844    Convergys Corp. (b)...........       27,937
     657    Deluxe Corp. .................       27,660
   3,284    eBay, Inc. (b)................      222,720
   5,067    Electronic Data Systems
              Corp. ......................       93,385
   1,513    Equifax, Inc. ................       35,011
   8,000    First Data Corp. .............      283,279
   2,035    Fiserv, Inc. (b)..............       69,088
   1,922    H & R Block, Inc. ............       77,264
   3,876    Novell, Inc. (b)..............       12,946
   1,628    NVIDIA Corp. (b)..............       18,738
   3,282    Office Depot, Inc. (b)........       48,442
   4,000    Paychex, Inc. ................      111,600
   2,516    Pitney Bowes, Inc. ...........       82,173
   1,205    R.R. Donnelley & Sons Co. ....       26,233
   1,843    Robert Half International,
              Inc. (b)....................       29,691
   1,518    Sabre Group Holdings, Inc.
              (b).........................       27,491
   3,012    SunGard Data Systems, Inc.
              (b).........................       70,963
   6,474    Waste Management, Inc. .......      148,384
   6,285    Yahoo, Inc. (b)...............      102,760
                                            -----------
                                              2,067,996
                                            -----------
Capital Goods (5.5%):
     771    American Standard Cos., Inc.
              (b).........................       54,849
   8,930    Boeing Co. ...................      294,601
   3,661    Caterpillar, Inc. ............      167,381
     633    Crane Co. ....................       12,616
     441    Cummins, Inc. ................       12,405
   2,538    Deere & Co. ..................      116,367
   2,152    Dover Corp. ..................       62,752
   4,479    Emerson Electric Co. .........      227,757
 105,846    General Electric Co. .........    2,577,351
   3,259    Illinois Tool Works, Inc. ....      211,379
   1,800    Ingersoll-Rand Co. ...........       77,508
     944    Johnson Controls, Inc. .......       75,680
   2,045    Molex, Inc. ..................       47,117
   2,781    Monsanto Co. .................       53,534
     643    Navistar International Corp.
              (b).........................       15,631
   1,233    Paccar, Inc. .................       56,878
   1,256    Parker-Hannifin Corp. ........       57,939
   1,739    Thermo Electron Corp. (b).....       34,989
  21,222    Tyco International Ltd. ......      362,472
   5,038    United Technologies Corp. ....      312,054
     973    W.W. Grainger, Inc. ..........       50,158
                                            -----------
                                              4,881,418
                                            -----------
Consumer Durable (1.7%):
   1,048    AutoZone, Inc. (b)............       74,041

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Consumer Durable, continued:
     857    Black & Decker Corp. .........  $    36,757
     959    Brunswick Corp. ..............       19,046
     782    Cooper Tire & Rubber Co. .....       11,996
   1,580    Dana Corp. ...................       18,581
   1,621    Danaher Corp. ................      106,500
   5,940    Delphi Automotive Systems
              Corp. ......................       47,817
   3,103    Eastman Kodak Co. ............      108,729
     750    Eaton Corp. ..................       58,583
  19,519    Ford Motor Co. ...............      181,526
   5,961    General Motors Corp. .........      219,721
   1,858    Genuine Parts Co. ............       57,226
   1,865    Goodyear Tire & Rubber Co. ...       12,701
   3,219    Harley-Davidson, Inc. ........      148,717
     976    ITT Industries, Inc. .........       59,233
   2,070    Leggett & Platt, Inc. ........       46,451
   5,233    Masco Corp. ..................      110,155
     830    Maytag Corp. .................       23,655
   1,594    Sherwin-Williams Co. .........       45,031
     621    Snap-On, Inc. ................       17,456
     939    Stanley Works.................       32,471
   1,384    Visteon Corp. ................        9,633
     725    Whirlpool Corp. ..............       37,860
                                            -----------
                                              1,483,886
                                            -----------
Consumer Non-Durable (9.2%):
     386    Adolph Coors Co., Class B.....       23,643
     618    Alberto-Culver Co., Class B...       31,147
     700    American Greetings Corp.,
              Class A (b).................       11,060
   9,104    Anheuser-Busch Co., Inc. .....      440,634
   6,879    Archer-Daniels-Midland Co. ...       85,300
   2,502    Avon Products, Inc. ..........      134,783
     604    Ball Corp. ...................       30,919
     563    Bemis Co., Inc. ..............       27,942
     728    Brown-Forman Corp., Class B...       47,582
   4,359    Campbell Soup Co. ............      102,306
   2,340    Clorox Co. ...................       96,525
  26,370    Coca-Cola Co. ................    1,155,532
   4,780    Coca-Cola Enterprises,
              Inc. .......................      103,822
   5,725    Colgate Palmolive Co. ........      300,162
   5,712    ConAgra Foods, Inc. ..........      142,857
      11    Del Monte Foods Co. (b).......           82
   1,588    Fortune Brands, Inc. .........       73,858
   3,913    General Mills, Inc. ..........      183,715
  11,221    Gillette Co. .................      340,670
   3,734    H.J. Heinz Co. ...............      122,737
   1,448    Hershey Foods Corp. ..........       97,653
   1,003    International Flavors &
              Fragrances, Inc. ...........       35,205
   5,102    International Paper Co. ......      178,417

Continued

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       34
Report


 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
   1,371    Jones Apparel Group, Inc.
              (b).........................  $    48,588
   4,342    Kellogg Co. ..................      148,800
   5,471    Kimberly-Clark Corp. .........      259,708
  13,501    McDonald's Corp. .............      217,096
   2,844    Newell Rubbermaid, Inc. ......       86,259
   1,686    Pactiv Corp. (b)..............       36,856
   2,983    Pepsi Bottling Group, Inc. ...       76,663
  18,370    PepsiCo, Inc. ................      775,581
  22,003    Philip Morris Co. ............      891,782
  13,820    Proctor & Gamble Co. .........    1,187,690
     638    Reebok International Ltd.
              (b).........................       18,757
     938    RJ Reynolds Tobacco Holdings,
              Inc. .......................       39,499
   8,293    Sara Lee Corp. ...............      186,675
   1,421    SuperValu, Inc. ..............       23,461
   6,986    Sysco Corp. ..................      208,113
     620    Tupperware Corp. .............        9,350
   1,797    UST, Inc. ....................       60,074
   2,397    Wm. Wrigley Junior Co. .......      131,547
                                            -----------
                                              8,173,050
                                            -----------
Consumer Services (4.7%):
  47,547    AOL Time Warner, Inc. (b).....      622,866
   6,241    Carnival Corp. ...............      155,713
  11,025    Cendant Corp. (b).............      115,542
   6,517    Clear Channel Communications,
              Inc. (b)....................      243,019
  12,809    Comcast Corp., Class A (b)....      301,908
  11,068    Comcast Corp., Special Class A
              (b).........................      250,026
     877    Dow Jones & Co., Inc. ........       37,913
   2,843    Gannett Co., Inc. ............      204,127
   1,189    Harrah's Entertainment, Inc.
              (b).........................       47,084
   1,842    Hasbro, Inc. .................       21,275
   4,003    Hilton Hotels Corp. ..........       50,878
     922    International Game
              Technologies (b)............       69,998
   4,102    Interpublic Group of Cos.,
              Inc. .......................       57,756
     876    Knight-Ridder, Inc. ..........       55,407
   2,529    Marriott International, Inc.,
              Class A.....................       83,128
   4,651    Mattel, Inc. .................       89,067
   2,061    McGraw-Hill Co., Inc. ........      124,567
     528    Meredith Corp. ...............       21,706
   1,611    New York Times Co., Class A...       73,671
   2,000    Omnicom Group, Inc. ..........      129,200
   2,122    Starwood Hotels & Resorts
              Worldwide, Inc. ............       50,376
   3,242    Tribune Co. ..................      147,381
   2,437    Univision Communications, Inc.
              (b).........................       59,707
  18,732    Viacom, Inc., Class B (b).....      763,517

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
  21,722    Walt Disney Co. ..............  $   354,286
   3,144    Yum! Brands, Inc. (b).........       76,148
                                            -----------
                                              4,206,266
                                            -----------
Energy (5.8%):
     949    Amerada Hess Corp. ...........       52,242
   2,645    Anadarko Petroleum Corp. .....      126,696
   1,531    Apache Corp. .................       87,252
     726    Ashland Co., Inc. ............       20,713
   3,571    Baker Hughes, Inc. ...........      114,950
   2,142    Burlington Resources, Inc. ...       91,356
   3,234    Centerpoint Energy, Inc. .....       27,489
  11,362    ChevronTexaco Corp. ..........      755,345
   7,199    Conocophillips................      348,359
   1,666    Devon Energy Corp. ...........       76,469
   6,371    El Paso Corp. ................       44,342
   1,229    EOG Resources, Inc. ..........       49,062
  71,573    Exxon Mobil Corp. ............    2,500,760
   4,642    Halliburton Co. ..............       86,852
   1,068    Kerr-McGee Corp. .............       47,312
   3,320    Marathon Oil Corp. ...........       70,683
     652    McDermott International, Inc.
              (b).........................        2,856
   4,286    Mirant Corp. (b)..............        8,101
   1,540    Nabors Industries Ltd. (b)....       54,316
   1,424    Noble Corp. (b)...............       50,054
   4,010    Occidental Petroleum Corp. ...      114,085
     995    Rowan Cos., Inc. .............       22,587
   6,176    Schlumberger Ltd. ............      259,948
     812    Sunoco, Inc. .................       26,942
   3,395    Transocean Sedco Forex,
              Inc. .......................       78,764
   2,743    Unocal Corp. .................       83,881
                                            -----------
                                              5,201,416
                                            -----------
Financial Services (19.6%):
   2,794    ACE Ltd. .....................       81,976
   5,490    AFLAC, Inc. ..................      165,359
   7,477    Allstate Corp. ...............      276,574
   1,127    AMBAC Financial Group,
              Inc. .......................       63,382
  13,980    American Express Co. .........      494,193
  27,747    American International Group,
              Inc. .......................    1,605,164
   3,780    AmSouth Bancorp...............       72,576
   3,295    Aon Corp. ....................       62,243
  15,920    Bank of America Corp. ........    1,107,554
   7,725    Bank of New York Co., Inc. ...      185,091
  12,388    Bank One Corp. (d)............      452,781
   5,094    BB&T Corp. ...................      188,427
   1,023    Bear Stearns Co., Inc. .......       60,766
   2,360    Capital One Financial
              Corp. ......................       70,139
  14,292    Charles Schwab Corp. .........      155,068
   2,404    Charter One Financial,
              Inc. .......................       69,067
   1,819    Chubb Corp. ..................       94,952

Continued

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       35

                                                                 Report

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
   1,718    Cincinnati Financial Corp. ...  $    64,511
  54,633    Citigroup, Inc. ..............    1,922,535
   1,858    Comerica, Inc. ...............       80,340
   5,411    Concord EFS, Inc. (b).........       85,169
   1,344    Countrywide Credit Industries,
              Inc. .......................       69,418
  10,583    Fannie Mae....................      680,804
   6,146    Fifth Third Bancorp...........      359,848
   1,336    First Tennessee National
              Corp. ......................       48,016
  11,164    FleetBoston Financial
              Corp. ......................      271,285
   2,765    Franklin Resources, Inc. .....       94,231
   7,400    Freddie Mac...................      436,970
   1,632    Golden West Financial
              Corp. ......................      117,194
   5,079    Goldman Sachs Group, Inc. ....      345,880
   2,714    Hartford Financial Services
              Group, Inc. ................      123,297
   5,037    Household International,
              Inc. .......................      140,079
   2,505    Huntington Bancshares,
              Inc. .......................       46,869
   1,522    Jefferson-Pilot Corp. ........       58,003
   3,065    John Hancock Financial
              Services, Inc. .............       85,514
  21,236    JP Morgan Chase & Co. ........      509,664
   4,520    KeyCorp.......................      113,633
   2,526    Lehman Brothers Holdings,
              Inc. .......................      134,611
   1,883    Lincoln National Corp. .......       59,465
   1,972    Loews Corp. ..................       87,675
   5,713    Marsh & McLennan Co. .........      263,998
   2,322    Marshall & Ilsley Corp. ......       63,576
   1,543    MBIA, Inc. ...................       67,676
  13,590    MBNA Corp. ...................      258,482
   4,584    Mellon Financial Corp. .......      119,688
   9,195    Merrill Lynch & Co., Inc. ....      348,950
   7,449    MetLife, Inc. ................      201,421
   1,069    MGIC Investment Corp. ........       44,150
   1,607    Moody's Corp. ................       66,353
  11,547    Morgan Stanley Dean Witter &
              Co. ........................      460,956
   6,509    National City Corp. ..........      177,826
   1,718    North Fork Bancorp, Inc. .....       57,965
   2,350    Northern Trust Corp. .........       82,368
   3,021    PNC Financial Services
              Group.......................      126,580
   3,583    Principal Financial Group.....      107,956
   2,316    Progressive Corp. ............      114,943
   3,074    Providian Financial Corp.
              (b).........................       19,950
   6,022    Prudential Financial, Inc. ...      191,138
   2,352    Regions Financial Corp. ......       78,463
   1,470    SAFECO Corp. .................       50,965
   1,633    SLM Corp. ....................      169,603
   3,689    Southtrust Corp. .............       91,672
   2,409    St. Paul Co., Inc. ...........       82,026
   3,450    State Street Corp. ...........      134,550
   2,366    Stilwell Financial, Inc. .....       30,924

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
   3,017    SunTrust Banks, Inc. .........  $   171,728
   3,189    Synovus Financial Corp. ......       61,867
   1,302    T. Rowe Price Group, Inc. ....       35,519
   1,260    Torchmark Corp. ..............       46,028
  10,676    Travelers Property Casualty
              Corp. Class B (b)...........      156,403
  20,375    U.S. Bancorp..................      432,358
   2,107    Union Planters Corp. .........       59,291
   2,569    UnumProvident Corp. ..........       45,060
  14,469    Wachovia Corp. ...............      527,250
  10,069    Washington Mutual, Inc. ......      347,683
  17,996    Wells Fargo & Co. ............      843,473
   1,445    XL Capital, Ltd., Class A.....      111,626
     967    Zions Bancorp.................       38,050
                                            -----------
                                             17,428,838
                                            -----------
Health Care (14.5%):
  16,620    Abbott Laboratories...........      664,800
   1,601    Aetna, Inc. ..................       65,833
   1,377    Allergan, Inc. ...............       79,343
   1,126    AmerisourceBergen Corp. ......       61,153
  13,690    Amgen, Inc. (b)...............      661,775
   1,505    Anthem, Inc. (b)..............       94,665
     574    Bausch & Lomb, Inc. ..........       20,664
   6,311    Baxter International, Inc. ...      176,708
   2,731    Becton, Dickinson & Co. ......       83,814
   1,586    Biogen, Inc. (b)..............       63,535
   2,763    Biomet, Inc. .................       79,188
   4,338    Boston Scientific Corp. (b)...      184,452
  20,604    Bristol-Myers Squibb Co. .....      476,983
     550    C.R. Bard, Inc. ..............       31,900
   4,707    Cardinal Health, Inc. ........      278,607
   2,001    Chiron Corp. (b)..............       75,238
   1,483    Cigna Corp. ..................       60,981
  11,949    Eli Lilly & Co. ..............      758,761
   1,925    Forest Laboratories, Inc.
              (b).........................      189,074
   2,282    Genzyme Corp. (b).............       67,479
   3,252    Guidant Corp. (b).............      100,324
   5,459    HCA-The Healthcare Corp. .....      226,549
   2,536    Health Management Associates,
              Inc., Class A...............       45,394
   4,217    HealthSouth Corp. (b).........       17,711
   1,726    Humana, Inc. (b)..............       17,260
   2,988    IMS Health, Inc. .............       47,808
  31,597    Johnson & Johnson.............    1,697,074
   2,561    King Pharmaceuticals, Inc.
              (b).........................       44,024
   1,025    Manor Care, Inc. (b)..........       19,075
   3,097    McKesson HBOC, Inc. ..........       83,712
   2,670    MedImmune, Inc. (b)...........       72,544
  12,978    Medtronic, Inc. ..............      591,797
  23,885    Merck & Co., Inc. ............    1,352,129
     515    Millipore Corp. ..............       17,510

Continued

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       36
Report


 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
  65,545    Pfizer, Inc. .................  $ 2,003,710
  13,752    Pharmacia Corp. ..............      574,834
   1,040    Quest Diagnostics, Inc. (b)...       59,176
   1,252    Quintiles Transnational Corp.
              (b).........................       15,149
  15,600    Schering-Plough Corp. ........      346,320
   1,889    St. Jude Medical, Inc. (b)....       75,031
   2,106    Stryker Corp. ................      141,355
   5,188    Tenet Healthcare Corp. (b)....       85,083
   3,238    UnitedHealth Group, Inc. .....      270,373
   1,374    Waters Corp. (b)..............       29,926
   1,137    Watson Pharmaceuticals, Inc.
              (b).........................       32,143
   1,582    Wellpoint Health Networks,
              Inc. (b)....................      112,575
  14,101    Wyeth.........................      527,377
   2,075    Zimmer Holdings, Inc. (b).....       86,154
                                            -----------
                                             12,867,070
                                            -----------
Multi-Industry (2.9%):
  12,211    Corning, Inc. (b).............       40,418
   8,733    Honeywell International,
              Inc. .......................      209,592
   4,150    Minnesota Mining &
              Manufacturing Co. ..........      511,695
  19,442    S&P 500 Depositary Receipt....    1,715,368
   1,462    Textron, Inc. ................       62,851
                                            -----------
                                              2,539,924
                                            -----------
Raw Materials (2.2%):
   2,417    Air Products and Chemicals,
              Inc. .......................      103,327
   8,980    Alcoa, Inc. ..................      204,564
     858    Allegheny Technologies,
              Inc. .......................        5,345
   1,168    Avery Dennison Corp. .........       71,341
   1,224    B. F. Goodrich Co. ...........       22,424
     620    Boise Cascade Corp. ..........       15,636
   9,691    Dow Chemical Co. .............      287,823
  10,567    Du Pont (EI) de Nemours &
              Co. ........................      448,040
     822    Eastman Chemical Co. .........       30,225
   1,378    Ecolab, Inc. .................       68,211
   1,359    Engelhard Corp. ..............       30,374
   1,541    Freeport-McMoRan Copper &
              Gold, Inc., Class B (b).....       25,858
     534    Great Lakes Chemical Corp. ...       12,752
   1,162    Hercules, Inc. (b)............       10,226
   2,128    Meadwestvaco Corp. ...........       52,583
   4,273    Newmont Mining Corp. .........      124,045
     832    Nucor Corp. ..................       34,362
   1,307    Pall Corp. ...................       21,801
     946    Phelps Dodge Corp. (b)........       29,941
   1,802    PPG Industries, Inc. .........       90,370
   1,720    Praxair, Inc. ................       99,364
   2,352    Rohm & Haas Co. ..............       76,393
     763    Sigma-Aldrich Corp. ..........       37,158

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
     571    Temple-Inland, Inc. ..........  $    25,587
   1,088    United States Steel Corp. ....       14,275
   1,080    Vulcan Materials Co. .........       40,500
     912    Worthington Industries,
              Inc. .......................       13,899
                                            -----------
                                              1,996,424
                                            -----------
Real Estate Investment Trust (0.3%):
   4,379    Equity Office Properties
              Trust.......................      109,387
   2,881    Equity Residential Properties
              Trust.......................       70,815
   1,966    Plum Creek Timber Co, Inc. ...       46,398
   1,996    Simon Property Group, Inc. ...       68,004
                                            -----------
                                                294,604
                                            -----------
Retail (7.0%):
   4,033    Albertson's, Inc. ............       89,775
   3,112    Bed Bath & Beyond, Inc. (b)...      107,457
   3,421    Best Buy Co., Inc. (b)........       82,617
   1,235    Big Lots, Inc. (b)............       16,339
   2,235    Circuit City Stores, Inc. ....       16,584
   4,848    Costco Wholesale Corp. (b)....      136,035
   4,180    CVS Corp. ....................      104,375
   1,818    Darden Restaurants, Inc. .....       37,178
     901    Dillard's, Inc., Class A......       14,290
   3,545    Dollar General Corp. .........       42,363
   1,840    Family Dollar Stores, Inc. ...       57,426
   2,087    Federated Department Stores,
              Inc. (b)....................       60,022
   9,402    Gap, Inc. ....................      145,919
  24,738    Home Depot, Inc. .............      592,721
   2,850    J.C. Penney, Inc. ............       65,579
   3,587    Kohl's Corp. (b)..............      200,693
   8,225    Kroger Co. (b)................      127,076
   5,561    Limited, Inc. ................       77,465
   1,136    Liz Claiborne, Inc. ..........       33,682
   8,301    Lowe's Cos., Inc. ............      311,288
   3,066    May Department Stores Co. ....       70,457
   2,822    Nike, Inc., Class B...........      125,494
   1,441    Nordstrom, Inc. ..............       27,336
   1,792    RadioShack Corp. .............       33,582
   4,692    Safeway, Inc. (b).............      109,605
   3,365    Sears Roebuck & Co. ..........       80,592
   5,005    Staples, Inc. (b).............       91,592
   4,131    Starbucks Corp. (b)...........       84,190
   9,662    Target Corp. .................      289,860
   1,547    Tiffany & Co. ................       36,989
   5,618    TJX Cos., Inc. ...............      109,663
   2,260    Toys "R" Us, Inc. (b).........       22,600
   1,156    V.F. Corp. ...................       41,674
  46,950    Wal-Mart Stores, Inc. ........    2,371,444
  10,902    Walgreen Co. .................      318,229
   1,228    Wendy's International,
              Inc. .......................       33,242

Continued

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       37

                                                                 Report

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Retail, continued:
   1,497    Winn-Dixie Stores, Inc. ......  $    22,874
                                            -----------
                                              6,188,307
                                            -----------
Shelter (0.3%):
     655    Centex Corp. .................       32,881
     855    Fluor Corp. ..................       23,940
   2,660    Georgia-Pacific Corp. ........       42,986
     509    KB Home.......................       21,811
   1,112    Louisiana-Pacific Corp. (b)...        8,963
     651    Pulte Corp. ..................       31,163
     893    Sealed Air Corp. (b)..........       33,309
   2,329    Weyerhaeuser Co. .............      114,609
                                            -----------
                                                309,662
                                            -----------
Technology (14.4%):
   8,473    ADC Telecommunications, Inc.
              (b).........................       17,709
   2,513    Adobe Systems, Inc. ..........       62,325
   3,653    Advanced Micro Devices, Inc.
              (b).........................       23,598
   4,964    Agilent Technologies, Inc.
              (b).........................       89,153
   4,069    Altera Corp. (b)..............       50,211
   2,086    American Power Conversion
              Corp. (b)...................       31,603
   3,890    Analog Devices, Inc. (b)......       92,854
   1,043    Andrew Corp. (b)..............       10,722
   3,817    Apple Computer, Inc. (b)......       54,698
   2,225    Applera Corp.- Applied
              Biosystems Group............       39,027
  17,529    Applied Materials, Inc. (b)...      228,403
   3,213    Applied Micro Circuits Corp.
              (b).........................       11,856
   1,200    Autodesk, Inc. ...............       17,160
   3,850    Avaya, Inc. (b)...............        9,433
   2,504    BMC Software, Inc. (b)........       42,843
   2,934    Broadcom Corp., Class A (b)...       44,186
   4,591    CIENA Corp. (b)...............       23,598
  76,851    Cisco Systems, Inc. (b).......    1,006,748
   3,002    Citizens Communications Co.
              (b).........................       31,671
   1,819    Citrix System, Inc. (b).......       22,410
   6,098    Computer Associates
              International, Inc. ........       82,323
   4,020    Compuware Corp. (b)...........       19,296
   1,996    Comverse Technology, Inc.
              (b).........................       20,000
     980    Cooper Industries Ltd., Class
              A...........................       35,721
  27,547    Dell Computer Corp. (b).......      736,607
   1,503    Electronic Arts, Inc. (b).....       74,804
  23,398    EMC Corp. (b).................      143,664
   3,447    Gateway, Inc. (b).............       10,824
   2,137    General Dynamics Corp. .......      169,614
  32,457    Hewlett-Packard Co. ..........      563,454
  17,977    IBM Corp. ....................    1,393,217
  70,468    Intel Corp. ..................    1,097,187

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Technology, continued:
   2,183    Intuit, Inc. (b)..............  $   102,426
   2,107    Jabil Circuit, Inc. (b).......       37,757
  15,047    JDS Uniphase Corp. (b)........       37,166
   2,007    KLA-Tencor Corp. (b)..........       70,988
   1,339    Lexmark International, Inc.
              (b).........................       81,010
   3,319    Linear Technology Corp. ......       85,365
   4,851    Lockheed Martin Corp. ........      280,145
   3,955    LSI Logic Corp. (b)...........       22,820
  36,512    Lucent Technologies, Inc.
              (b).........................       46,005
   3,407    Maxim Integrated Products,
              Inc. .......................      112,567
     898    Mercury Interactive Corp.
              (b).........................       26,626
   6,436    Micron Technology, Inc. (b)...       62,687
  56,868    Microsoft Corp. (b)...........    2,940,075
  24,475    Motorola, Inc. ...............      211,709
   1,925    National Semiconductor Corp.
              (b).........................       28,894
   1,038    NCR Corp. (b).................       24,642
   3,585    Network Appliance, Inc. (b)...       35,850
   1,936    Northrop Grumman Corp. .......      187,792
   1,581    Novellus Systems, Inc. (b)....       44,394
  56,969    Oracle Corp. (b)..............      615,265
   2,778    Parametric Technology Corp.
              (b).........................        7,001
   3,329    PeopleSoft, Inc. (b)..........       60,921
   1,344    PerkinElmer, Inc. ............       11,088
   1,781    PMC -- Sierra, Inc. (b).......        9,902
     822    Power-One, Inc. (b)...........        4,661
     994    Qlogic Corp. (b)..............       34,303
   8,351    Qualcomm, Inc. (b)............      303,893
   2,076    Rational Software Corp. (b)...       21,570
   4,317    Raytheon Co. .................      132,748
   1,946    Rockwell Collins..............       45,264
   1,977    Rockwell International
              Corp. ......................       40,944
   5,619    Sanmina Corp. (b).............       25,229
   5,154    Siebel Systems, Inc. (b)......       38,552
   8,786    Solectron Corp. (b)...........       31,190
  33,130    Sun Microsystems, Inc. (b)....      103,034
   2,452    Symbol Technologies, Inc. ....       20,155
     919    Tektronix, Inc. (b)...........       16,717
   4,382    Tellabs, Inc. (b).............       31,857
   1,947    Teradyne, Inc. (b)............       25,330
  18,412    Texas Instruments, Inc. ......      276,364
     620    Thomas & Betts Corp. (b)......       10,478
   1,182    TMP Worldwide, Inc. (b).......       13,368
   3,451    Unisys Corp. (b)..............       34,165
   4,378    Veritas Software Corp. (b)....       68,384
   7,821    Xerox Corp. (b)...............       62,959
   3,586    Xilinx, Inc. (b)..............       73,872
                                            -----------
                                             12,815,051
                                            -----------

Continued

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       38
Report


 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Transportation (1.7%):
   1,659    AMR Corp. (b).................  $    10,949
   4,015    Burlington Northern Santa Fe
              Corp. ......................      104,430
   2,266    CSX Corp. ....................       64,150
   1,312    Delta Airlines, Inc. .........       15,875
   3,172    FedEx Corp. ..................      171,986
   4,134    Norfolk Southern Corp. .......       82,639
     664    Ryder Systems, Inc. ..........       14,900
   8,240    Southwest Airlines Co. .......      114,536
   2,694    Union Pacific Corp. ..........      161,290
  11,877    United Parcel Service, Inc.,
              Class B.....................      749,202
                                            -----------
                                              1,489,957
                                            -----------
Utilities (6.7%):
   5,784    AES Corp. (b).................       17,468
   1,337    Allegheny Energy, Inc. .......       10,108
   3,308    Alltel Corp. .................      168,708
   1,634    Ameren Corp. .................       67,925
   3,604    American Electric Power Co.,
              Inc. .......................       98,497
   8,194    AT&T Corp. ...................      213,945
  28,815    AT&T Wireless Services, Inc.
              (b).........................      162,805
  19,769    BellSouth Corp. ..............      511,424
   4,021    Calpine Corp. (b).............       13,108
   1,517    CenturyTel, Inc. .............       44,569
   1,790    Cinergy Corp. ................       60,359
   1,533    CMS Energy Corp. .............       14,472
   2,272    Consolidated Edison, Inc. ....       97,287
   1,752    Constellation Energy Group,
              Inc. .......................       48,741
   3,268    Dominion Resources, Inc. .....      179,413
   1,781    DTE Energy Co. ...............       82,638
   9,484    Duke Energy Corp. ............      185,317
   3,803    Dynegy, Inc. .................        4,488
   3,466    Edison International, Inc.
              (b).........................       41,072
   2,361    Entergy Corp. ................      107,638
   3,435    Exelon Corp. .................      181,265
   3,166    First Energy Corp. ...........      104,383
   1,941    FPL Group, Inc. ..............      116,712
   1,511    Keyspan Corp. ................       53,248
   1,295    Kinder Morgan, Inc. ..........       54,740
  10,244    Nextel Communications, Inc.,
              Class A (b).................      118,318
     468    NICOR, Inc. ..................       15,926

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
   2,593    NiSource, Inc. ...............  $    51,860
     377    Peoples Energy Corp. .........       14,571
   4,305    PG&E Corp. (b)................       59,840
     962    Pinnacle West Capital
              Corp. ......................       32,795
   1,749    PPL Corp. ....................       60,655
   2,519    Progress Energy, Inc. ........      109,199
   2,366    Public Service Enterprise
              Group, Inc. ................       75,949
  18,033    Qwest Communications
              International, Inc. (b).....       90,165
  35,316    SBC Communications, Inc. .....      957,417
   1,641    Scientific Atlanta, Inc. .....       19,462
   2,179    Sempra Energy.................       51,533
   7,589    Southern Co. .................      215,452
   9,515    Sprint Corp., FON Group.......      137,777
  10,627    Sprint Corp., PCS Group (b)...       46,546
   1,868    TECO Energy, Inc. ............       28,898
   3,426    TXU Corp. ....................       63,998
  29,099    Verizon Communications........    1,127,586
   5,496    Williams Cos., Inc. ..........       14,839
   4,241    XCEL Energy, Inc. ............       46,651
                                            -----------
                                              5,979,767
                                            -----------
  Total Common Stocks                        87,923,636
                                            -----------
U.S. TREASURY OBLIGATIONS (0.1%):
U.S. Treasury Bills (0.1%):
$ 70,000    2/13/03 (c)...................       69,909
                                            -----------
  Total U.S. Treasury Obligations                69,909
                                            -----------
INVESTMENT COMPANIES (1.2%):
1,054,862   One Group Prime Money Market
              Fund, Class I (d)...........    1,054,862
                                            -----------
  Total Investment Companies                  1,054,862
                                            -----------
REPURCHASE AGREEMENTS (0.4%):
$379,000    State Street Bank and Trust,
              1.00%, 1/2/03 (Proceeds at
              maturity $379,021,
              collateralized by various
              U.S. Government
              Securities).................      379,000
                                            -----------
  Total Repurchase Agreements                   379,000
                                            -----------
Total (Cost $126,354,534) (a)               $89,427,407
                                            ===========

Continued

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002

                                       39

                                                                 Report

------------
Percentages indicated are based on net assets of $89,012,112.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $  5,558,418
                   Unrealized depreciation......................   (42,485,545)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $(36,927,127)
                                                                  ============

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

(d) Investment in affiliate.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       40
Report


ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
ASSET BACKED SECURITIES (1.3%):
$  300,000   Americredit Automobile
               Receivables Trust, Series
               00-A, Class A4, 7.29%,
               12/12/06.................  $    314,968
   168,699   Americredit Automobile
               Recievables Trust, Series
               99-A, Class A4, 5.88%,
               12/12/05.................       169,461
    58,662   Arcadia Automobile
               Receivables Trust, Series
               99-B, Class A4, 6.51%,
               9/15/04..................        59,351
   155,732   Chase Mortgage Finance
               Corp., Series 94-C, Class
               A6, 6.25%, 2/25/10.......       158,120
   158,528   EQCC Home Equity Loan
               Trust, Series 97-2, Class
               A7, 6.89%, 2/15/20.......       162,497
   189,703   Fleetwood Credit Corp.,
               Grantor Trust, Series
               97-B, Class A, 6.40%,
               5/15/13..................       196,170
    14,868   Ford Credit Auto Owner
               Trust, Series 00-A, Class
               A4, 7.09%, 11/17/03......        14,955
   105,000   Ford Credit Auto Owner
               Trust, Series 00-D, Class
               A5, 7.15%, 1/15/05.......       105,288
     5,164   Green Tree Financial Corp.,
               Series 97-7, Class A5,
               6.54%, 7/15/29...........         5,178
   336,632   Green Tree Recreational,
               Equipment & Consumer
               Trust, Series 98-A, Class
               A1C, 6.18%, 6/15/19......       344,325
    69,947   Money Store Home Equity
               Trust, Series 97-D, Class
               AF7, 6.49%, 12/15/38.....        72,518
   116,772   Nationscredit Grantor
               Trust, Series 96-1, Class
               A, 5.85%, 9/15/11........       120,339
   116,667   Sears Credit Account Master
               Trust, Series 95-5, Class
               A, 6.05%, 1/15/08........       119,620
   110,335   SLM Student Loan Trust,
               Series 99-1, Class A1T,
               2.09%, 4/25/08 *.........       110,757
     8,505   Union Acceptance Corp.,
               Series 99-A, Class A4,
               5.70%, 6/8/04............         8,517

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
ASSET BACKED SECURITIES, CONTINUED:
$  111,691   WFS Financial Owner Trust,
               Series 99-B, Class A4,
               6.42%, 7/20/04...........  $    112,544
                                          ------------
  Total Asset Backed Securities              2,074,608
                                          ------------
COMMON STOCKS (59.0%):
Business Equipment & Services (1.3%):
    15,190   Automatic Data Processing,
               Inc. ....................       596,208
    21,440   Paychex, Inc. .............       598,176
     8,260   Pitney Bowes, Inc. ........       269,772
    13,380   Weatherford International
               Ltd. (b).................       534,263
                                          ------------
                                             1,998,419
                                          ------------
Capital Goods (3.9%):
     9,730   Boeing Co. ................       320,993
     9,200   Cooper Cameron Corp. (b)...       458,344
    19,510   Crane Co. .................       388,834
     9,730   Diebold, Inc. .............       401,071
   100,500   General Electric Co. ......     2,447,175
    13,030   Johnson Controls, Inc. ....     1,044,615
     9,700   SPX Corp. (b)..............       363,265
    33,240   Tyco International Ltd. ...       567,739
                                          ------------
                                             5,992,036
                                          ------------
Consumer Durable (1.5%):
    25,520   Dana Corp. ................       300,115
     8,260   Danaher Corp. .............       542,682
     5,170   Eaton Corp. ...............       403,829
    16,660   General Motors Corp. ......       614,088
    14,680   Lear Corp. (b).............       488,550
                                          ------------
                                             2,349,264
                                          ------------
Consumer Non-Durable (4.9%):
    39,300   Coca-Cola Co. .............     1,722,125
    17,160   Dole Food Co., Inc. .......       559,073
    16,710   Interstate Bakeries
               Corp. ...................       254,828
     9,950   Kimberly-Clark Corp. ......       472,327
    10,190   Kraft Foods, Inc. .........       396,697
    14,320   Pepsi Bottling Group,
               Inc. ....................       368,024
    41,190   Philip Morris Co. .........     1,669,430
     9,180   Proctor & Gamble Co. ......       788,929
    26,490   Sysco Corp. ...............       789,137
    45,240   Tyson Foods, Inc., Class
               A........................       507,593
                                          ------------
                                             7,528,163
                                          ------------
Consumer Services (3.5%):
    71,460   AOL Time Warner, Inc.
               (b)......................       936,126
    14,680   Clear Channel
               Communications, Inc.
               (b)......................       547,417
     6,958   Comcast Corp., Class A
               (b)......................       164,000
    19,790   Comcast Corp., Special
               Class A (b)..............       447,056
    11,330   Omnicom Group, Inc. .......       731,918

Continued

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       41

                                                                 Report

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
    38,040   Viacom, Inc., Class B
               (b)......................  $  1,550,511
    26,970   Walt Disney Co. ...........       439,881
    21,920   Yum! Brands, Inc. (b)......       530,902
                                          ------------
                                             5,347,811
                                          ------------
Energy (2.8%):
    11,590   ChevronTexaco Corp. .......       770,503
    83,270   Exxon Mobil Corp. .........     2,909,454
    16,920   Murphy Oil Corp. ..........       725,022
                                          ------------
                                             4,404,979
                                          ------------
Financial Services (12.3%):
    22,420   American Express Co. ......       792,547
    37,710   American International
               Group, Inc. .............     2,181,524
    25,260   Bank of America Corp. .....     1,757,338
     9,670   BB&T Corp. ................       357,693
    20,206   Charter One Financial,
               Inc. ....................       580,518
    75,590   Citigroup, Inc. ...........     2,660,011
     6,180   Countrywide Credit
               Industries, Inc. ........       319,197
    20,110   FleetBoston Financial
               Corp. ...................       488,673
    34,700   Freddie Mac................     2,049,035
    15,780   Hartford Financial Services
               Group, Inc. .............       716,885
    39,660   JP Morgan Chase & Co. .....       951,840
     9,710   Lincoln National Corp. ....       306,642
    22,410   Marsh & McLennan Co. ......     1,035,566
    47,200   MBNA Corp. ................       897,744
    25,190   Morgan Stanley Dean Witter
               & Co. ...................     1,005,585
    39,240   Providian Financial Corp.
               (b)......................       254,668
    21,820   Southtrust Corp. ..........       542,227
    19,520   Wachovia Corp. ............       711,309
    26,830   Wells Fargo & Co. .........     1,257,522
                                          ------------
                                            18,866,524
                                          ------------
Health Care (8.3%):
    20,530   Amgen, Inc. (b)............       992,420
    20,460   Baxter International,
               Inc. ....................       572,880
    34,910   Bristol-Myers Squibb
               Co. .....................       808,167
    17,410   Eli Lilly & Co. ...........     1,105,535
    10,230   Guidant Corp. (b)..........       315,596
    16,840   Johnson & Johnson..........       904,476
    16,340   MedImmune, Inc. (b)........       443,958
    26,160   Medtronic, Inc. ...........     1,192,896
    22,600   Merck & Co., Inc. .........     1,279,386
    76,500   Pfizer, Inc. ..............     2,338,604
    22,080   Pharmacia Corp. ...........       922,944
    24,800   Schering-Plough Corp. .....       550,560

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Health Care, continued:
    23,100   Waters Corp. (b)...........  $    503,118
    26,010   Wyeth......................       972,774
                                          ------------
                                            12,903,314
                                          ------------
Multi-Industry (1.3%):
    29,720   Honeywell International,
               Inc. ....................       713,280
    10,330   Minnesota Mining &
               Manufacturing Co. .......     1,273,689
                                          ------------
                                             1,986,969
                                          ------------
Raw Materials (1.5%):
    33,690   Alcoa, Inc. ...............       767,458
    13,870   Cabot Corp. ...............       368,110
    31,670   Crompton Corp. ............       188,437
    13,750   Sigma-Aldrich Corp. .......       669,625
     6,530   Temple-Inland, Inc. .......       292,609
                                          ------------
                                             2,286,239
                                          ------------
Retail (4.0%):
    14,510   Bed Bath & Beyond, Inc.
               (b)......................       501,030
    23,080   Brinker International, Inc.
               (b)......................       744,330
    28,370   Home Depot, Inc. ..........       679,745
    33,890   Limited, Inc. .............       472,088
    20,030   Target Corp. ..............       600,900
    47,600   Wal-Mart Stores, Inc. .....     2,404,276
    29,140   Walgreen Co. ..............       850,597
                                          ------------
                                             6,252,966
                                          ------------
Shelter (0.3%):
    11,740   Pentair, Inc. .............       405,617
                                          ------------
Technology (8.4%):
    40,120   Applied Materials, Inc.
               (b)......................       522,764
    71,080   Cisco Systems, Inc. (b)....       931,148
    25,270   Comverse Technology, Inc.
               (b)......................       253,205
    27,510   Dell Computer Corp. (b)....       735,617
     4,790   Electronic Arts, Inc.
               (b)......................       238,398
    24,530   Hewlett-Packard Co. .......       425,841
    19,500   IBM Corp. .................     1,511,250
    89,590   Intel Corp. ...............     1,394,916
    13,650   Linear Technology Corp. ...       351,078
    66,750   Microsoft Corp. (b)........     3,450,976
    26,200   Motorola, Inc. ............       226,630
     3,770   Northrop Grumman Corp. ....       365,690
    50,090   Oracle Corp. (b)...........       540,972
    16,720   Qualcomm, Inc. (b).........       608,441
    18,440   Symantec Corp. (b).........       747,004
    24,770   Texas Instruments, Inc. ...       371,798
    15,730   Xilinx, Inc. (b)...........       324,038
                                          ------------
                                            12,999,766
                                          ------------

Continued

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       42
Report


  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Transportation (0.8%):
     7,690   Canadian National Railway
               Co. .....................  $    319,596
    15,180   United Parcel Service,
               Inc., Class B............       957,555
                                          ------------
                                             1,277,151
                                          ------------
Utilities (4.2%):
     4,302   AT&T Corp. ................       112,325
    28,750   BellSouth Corp. ...........       743,763
    14,490   CenturyTel, Inc. ..........       425,716
    20,900   Energy East Corp. .........       461,681
    18,370   FPL Group, Inc. ...........     1,104,588
    12,940   Kinder Morgan, Inc. .......       546,974
    28,290   Pinnacle West Capital
               Corp. ...................       964,406
    46,910   SBC Communications,
               Inc. ....................     1,271,730
    24,370   Verizon Communications.....       944,338
                                          ------------
                                             6,575,521
                                          ------------
  Total Common Stocks                       91,174,739
                                          ------------
CORPORATE BONDS (14.7%):
Airlines (0.5%):
$   70,000   Continental Airlines, Inc.,
               7.06%, 9/15/09...........        62,274
   981,577   United Airlines, 7.19%,
               4/1/11...................       755,181
                                          ------------
                                               817,455
                                          ------------
Banking (0.3%):
   300,000   Wachovia Corp., 6.61%,
               10/1/25..................       326,505
   160,000   Wells Fargo & Co., 7.55%,
               6/21/10..................       190,685
                                          ------------
                                               517,190
                                          ------------
Banking, Finance & Insurance (7.3%):
   300,000   Bank of America Corp.,
               7.80%, 2/15/10...........       357,354
   250,000   BCH Cayman Islands, 7.50%,
               6/15/05..................       272,331
   250,000   Boeing Capital Corp.,
               7.10%, 9/27/05...........       270,973
   600,000   Capital One Auto Finance
               Trust, 3.44%, 6/15/09....       614,435
   200,000   Capital One Bank Co.,
               6.88%, 2/1/06............       193,621
   170,000   CIT Group, Inc., 6.88%,
               2/16/05..................       178,774
   180,000   CIT Group, Inc., 6.50%,
               2/7/06...................       189,693
   500,000   Citigroup Inc., 7.25%,
               10/1/10..................       581,314
   650,000   Credit Suisse First Boston
               USA, Inc., 6.50%,
               1/15/12..................       695,885

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$  120,000   Dow Capital BV, 8.50%,
               6/8/10, Putable 6/8/05 @
               100......................  $    140,893
   800,000   First Hawaiian, Inc.,
               Series A, 6.93%,
               12/1/03..................       831,378
   225,000   Fleet Financial Group,
               7.38%, 12/1/09...........       257,496
   800,000   Ford Motor Credit Co.,
               7.38%, 2/1/11............       779,073
   500,000   General Electric Capital
               Corp., 8.63%, 6/15/08....       615,302
   500,000   GMAC, 7.25%, 3/2/11........       510,295
   300,000   Goldman Sachs Group, Inc.,
               7.20%, 3/1/07............       335,353
   700,000   Household Finance Corp.,
               8.00%, 7/15/10...........       791,918
   475,000   Inter-American Development
               Bank, 8.40%, 9/1/09......       602,953
   200,000   Lehman Brothers Holdings,
               Inc., 6.63%, 1/18/12.....       221,747
   350,000   Metropolitan Life Insurance
               Co., 6.30%, 11/1/03......       361,089
   800,000   Morgan Stanley Dean Witter
               and Co., 6.75%,
               4/15/11..................       890,442
   350,000   National Rural Utilities,
               6.00%, 5/15/06...........       382,111
   150,000   News America, Inc., 6.75%,
               1/9/38...................       153,810
   800,000   Nynex Capital Funding,
               8.23%, 10/15/09..........       935,885
   178,521   Residential Funding
               Mortgage Securities,
               Series 96-S3, Class A5,
               7.25%, 1/25/26...........       182,135
                                          ------------
                                            11,346,260
                                          ------------
Cable Television (0.1%):
   150,000   Cox Communications, Inc.,
               7.75%, 11/1/10...........       171,099
                                          ------------
Capital Goods (0.1%):
   150,000   Tyco International Group,
               6.25%, 6/15/03...........       148,894
                                          ------------
Consumer Durable (0.7%):
   500,000   DaimlerChrysler NA Holdings
               Corp., 7.20%, 9/1/09.....       556,610
   500,000   General Motors Corp.,
               7.20%, 1/15/11...........       502,853
                                          ------------
                                             1,059,463
                                          ------------

Continued

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       43

                                                                 Report

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
CORPORATE BONDS, CONTINUED:
Consumer Services (0.5%):
$  220,000   Rental Car Finance, 6.45%,
               8/25/05..................  $    223,111
   450,000   Time Warner, Inc., 9.13%,
               1/15/13..................       528,877
                                          ------------
                                               751,988
                                          ------------
Electric Utility (0.4%):
   560,000   American Electric Power
               Co., Inc., 6.13%,
               5/15/06..................       551,981
                                          ------------
Energy (1.0%):
   225,000   Constellation Energy Group,
               6.35%, 4/1/07............       236,818
   150,000   Dominion Resources, Inc.,
               6.25%, 6/30/12...........       159,639
   200,000   DTE Energy Co., 6.65%,
               4/15/09..................       221,318
   250,000   Occidental Petroleum Corp.,
               9.25%, 8/1/19............       327,997
   600,000   Union Pacific Co., 6.65%,
               1/15/11..................       676,818
                                          ------------
                                             1,622,590
                                          ------------
Railroads (0.1%):
   150,000   Norfolk Southern, 7.05%,
               5/1/37...................       168,999
                                          ------------
Retail (0.8%):
   450,000   Albertson's, Inc., 6.95%,
               8/1/09...................       499,990
   600,000   Kroger Co., 8.05%, 2/1/10..       706,017
                                          ------------
                                             1,206,007
                                          ------------
Technology (0.6%):
   465,000   Lockheed Martin Corp.,
               6.75%, 3/15/03...........       469,002
   395,000   Oracle Corp., 6.72%,
               2/15/04..................       413,118
                                          ------------
                                               882,120
                                          ------------
Telecommunications (0.7%):
   160,000   British Telecom, 8.38%,
               12/15/10.................       192,169
   150,000   Comcast Cable
               Communications, 8.38%,
               5/1/07...................       168,479
   119,700   Deutsche Telekom, 8.00%,
               6/15/10..................       138,096
   160,000   France Telecom, 9.25%,
               3/1/11...................       185,330

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
$  200,000   Southwestern Bell
               Telephone, 5.98%,
               10/22/07.................  $    222,672
   200,000   Sprint Capital Corp.,
               6.00%, 1/15/07...........       189,199
                                          ------------
                                             1,095,945
                                          ------------
Transportation (0.2%):
   250,000   JB Hunt Transportation
               Services, 6.25%, 9/1/03..       255,389
                                          ------------
Utilities (1.4%):
   173,000   Columbia Gas System, 6.80%,
               11/28/05.................       179,440
   700,000   Exelon Corp, 6.75%,
               5/1/11...................       767,702
   900,000   Hydro Quebec, 6.52%,
               2/23/06..................     1,005,392
   130,000   National Rural Utilities,
               7.30%, 9/15/06...........       147,563
                                          ------------
                                             2,100,097
                                          ------------
  Total Corporate Bonds                     22,695,477
                                          ------------
U.S. GOVERNMENT AGENCY SECURITIES (0.4%):
Fannie Mae (0.4%):
   585,000   6.25%, 2/1/11..............       655,721
                                          ------------
  Total U.S. Government Agency
  Securities                                   655,721
                                          ------------
U.S. GOVERNMENT AGENCY MORTGAGES (12.0%):
Fannie Mae (6.5%):
   568,350   7.24%, 10/1/03, Pool
               #73712...................       576,391
   765,878   7.14%, 8/1/05, Pool
               #73166...................       834,084
    82,848   8.15%, 4/25/06, Series
               91-37, Class H...........        85,339
    23,570   9.00%, 11/1/06, Pool
               #124017..................        25,098
   337,828   6.94%, 12/1/06, Pool
               #73798...................       377,668
    46,871   6.00%, 8/25/07, Series
               92-151, Class H..........        49,217
   259,999   6.85%, 10/1/07, Pool
               #375435..................       293,292
   290,057   6.53%, 12/1/07, Pool
               #375568..................       324,502
   380,385   6.19%, 9/1/08, Pool
               #380623..................       421,750
    60,917   8.00%, 9/1/08, Pool
               #190586..................        64,314
   177,660   8.30%, 10/25/08, Series
               93-197, Class SC, IF *...       194,335

Continued

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       44
Report


  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  211,409   7.50%, 8/1/09, Pool
               #292020..................  $    225,733
   250,247   6.50%, 4/1/13, Pool
               #414513..................       265,351
   205,358   7.00%, 6/1/13, Pool
               #427488..................       218,730
   200,000   6.65%, 6/25/13, Series
               93-140, Class J..........       224,560
   231,022   6.00%, 8/1/13, Pool
               #251899..................       242,819
   149,950   6.50%, 10/25/13, Series
               93-188, Class UZ.........       151,915
   226,273   6.00%, 12/1/13, Pool
               #323458..................       237,827
   500,000   6.00%, 9/25/14, Series
               01-71, Class QC..........       523,328
   500,000   5.50%, 3/15/15, Series
               2368, Class OE...........       526,912
   403,991   8.00%, 5/1/17, Pool
               #50000...................       442,010
    91,797   9.00%, 12/1/17, Pool
               #359455..................       102,331
   214,386   8.50%, 11/1/18, Pool
               #313280..................       234,451
    69,145   10.45%, 4/25/19, Series
               89-21, Class G...........        80,218
   221,882   8.00%, 7/25/19, Series
               89-37, Class G...........       241,964
    41,536   8.75%, 11/25/19, Series
               89-86, Class E...........        45,936
   103,057   6.50%, 3/25/20, Series
               90-30, Class E...........       110,310
   121,084   6.50%, 9/25/20, Series
               90-105, Class J..........       129,475
   190,970   7.00%, 9/15/21, Series
               1559.....................       191,330
    78,618   8.75%, 9/25/21, Series
               91-129, Class G..........        87,266
   234,000   5.00%, 12/25/21, Series
               G93-16, Class J..........       237,668
   102,376   4.00%, 1/25/22, Series
               G93-2, Class JB..........       103,030
   400,000   5.00%, 8/25/22, Series
               93-38, Class L...........       406,711
   250,000   6.50%, 2/25/23, G93-36,
               Class J..................       265,604
    34,991   6.50%, 4/25/23, Series
               93-225, Class UD.........        35,149
   100,000   6.50%, 7/25/23, Series
               93-119, Class H..........       107,036
   140,000   6.00%, 9/25/23, Series
               94-23, Class C...........       144,098

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  228,129   5.00%, 12/25/23, Series
               94-22, Class C...........  $    238,266
   289,000   6.50%, 12/25/23, Series
               93-225, Class D..........       294,688
   195,000   6.50%, 12/25/23, Series
               93-225, Class UB.........       208,526
    15,656   6.40%, 1/18/24, Series
               97-63, Class E...........        15,696
   248,000   7.50%, 2/25/24, Series
               94-81, Class LL..........       271,996
    40,282   7.00%, 8/1/25, Pool
               #270725..................        42,620
    46,255   10.00%, 6/17/27, Series
               97-49, Class B...........        52,280
    24,125   7.50%, 10/1/27, Pool
               #402032..................        25,717
   108,275   0.00%, 5/25/23, Series
               G93-24, Class C, PO......       106,171
                                          ------------
                                            10,083,712
                                          ------------
Freddie Mac (4.0%):
    17,531   9.50%, 1/15/05, Series 24,
               Class B..................        17,555
   415,000   5.89%, 3/30/09, Series
               EJ09.....................       469,789
    51,723   8.00%, 10/1/10, Pool
               #G10518..................        54,971
   200,000   6.50%, 9/15/12, Series
               2173, Class VB...........       210,136
   206,039   6.00%, 3/1/13, Pool
               #E69409..................       216,647
   127,182   6.50%, 3/1/13, Pool
               #E69466..................       134,895
   174,868   6.50%, 6/1/13, Pool
               #E00552..................       185,365
   156,272   7.00%, 6/1/13, Pool
               #E00554..................       166,379
   125,000   6.50%, 2/15/14, Series
               1668, Class D............       134,454
   500,000   6.00%, 12/15/16, Series
               2394, Class MC...........       532,656
   117,480   8.00%, 4/1/17, Pool
               #290302..................       127,756
    75,228   8.60%, 1/15/21, Series 85,
               Class C..................        78,821
    77,881   7.00%, 2/15/21, Series 115,
               Class I..................        79,797
    85,182   6.50%, 4/15/21, Series
               1062, Class H............        87,707
   197,000   6.50%, 5/15/21, Series
               1683, Class D............       205,455

Continued

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       45

                                                                 Report

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  391,876   6.50%, 7/15/21, Series 168,
               Class G..................  $    399,525
   152,717   8.00%, 7/15/21, Series
               1120, Class L............       162,524
    69,419   5.50%, 8/15/21, Series
               1116, Class I............        70,762
     3,171   6.75%, 9/25/21, Series 10,
               Class G..................         3,169
    76,631   6.50%, 10/15/21, Series
               189, Class D.............        78,705
   433,937   6.50%, 11/15/21, Series
               1541, Class GA...........       440,890
    15,576   7.40%, 12/15/21, Series
               1201, Class E............        15,680
   268,604   7.00%, 1/15/22, Series
               1191, Class E............       283,404
    73,275   6.50%, 2/15/22, Series
               1240, Class M............        76,435
     4,209   6.00%, 7/15/22, Series
               1699, Class TB...........         4,209
    71,910   7.00%, 7/15/22, Series
               1384, Class C............        74,131
    14,090   6.00%, 2/15/23, Series
               1627, Class E............        14,097
   402,239   6.50%, 2/15/23, Series
               1617, Class C............       406,848
   326,000   6.85%, 6/25/23, Series 13,
               Class LL.................       353,838
   184,435   6.50%, 12/15/23, Series
               1631, Class N............       185,892
    85,652   8.50%, 9/15/24, Series
               1753, Class D............        92,172
   100,609   8.00%, 9/1/26, Pool
               #C00476..................       108,787
   260,000   6.38%, 11/20/26, Series
               98-14, Class PG..........       272,935
    71,070   7.50%, 7/1/27, Pool
               #D81027..................        75,892
    92,933   7.00%, 10/1/27, Pool
               #D83256..................        97,991
   190,000   7.00%, 8/15/29, Series
               2178, Class PB...........       207,283
                                          ------------
                                             6,127,552
                                          ------------
Government National Mortgage Assoc. (1.5%):
    20,311   8.50%, 12/15/05, Pool
               #7500....................        21,364
   304,315   7.00%, 7/15/08, Pool
               #348872..................       327,053
   113,063   8.00%, 12/20/10, Pool
               #2165....................       121,657

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$   30,065   7.00%, 2/15/11, Pool
               #412559..................  $     32,316
   116,186   8.50%, 10/15/11, Pool
               #432121..................       128,577
   253,325   6.50%, 9/15/13, Pool
               #468228..................       269,350
    72,269   8.00%, 11/15/16, Pool
               #196714..................        79,333
    24,818   8.00%, 11/15/16, Pool
               #199829..................        27,243
    87,606   8.00%, 11/15/16, Pool
               #181122..................        96,170
   301,347   8.50%, 12/15/22, Pool
               #780708..................       333,071
   131,023   8.00%, 11/15/24, Pool
               #780028..................       143,336
    94,714   6.50%, 3/20/25, Series
               98-6, Class C............        96,883
    79,500   8.00%, 6/20/25, Series
               95-4, Class CQ...........        85,358
    45,782   7.50%, 5/15/26, Pool
               #398663..................        49,028
    47,899   8.00%, 6/20/26, Pool
               #CSF2334.................        51,939
    82,474   7.50%, 1/20/27, Pool
               #2360....................        88,104
   102,639   8.00%, 5/20/27, Pool
               #2433....................       110,959
    86,765   8.00%, 9/15/27, Pool
               #451932..................        94,328
    83,843   7.00%, 4/15/28, Pool
               #473915..................        89,060
    93,561   7.00%, 6/15/28, Pool
               #477123..................        99,383
                                          ------------
                                             2,344,512
                                          ------------
  Total U.S. Government Agency Mortgages    18,555,776
                                          ------------
U.S. TREASURY OBLIGATIONS (10.9%):
U.S. Treasury Bonds (6.5%):
 5,250,000   10.38%, 11/15/12...........     7,018,593
 2,450,000   7.25%, 5/15/16.............     3,137,916
                                          ------------
                                            10,156,509
                                          ------------
U.S. Treasury Inflation Protected Bonds (1.3%):
 1,600,000   3.88%, 1/15/09.............     1,971,918
                                          ------------
U.S. Treasury Notes (0.2%):
   250,000   5.75%, 11/15/05............       276,436
                                          ------------

Continued

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002

                                       46
Report


  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS (2.9%):
$2,250,000   5/15/10....................  $  1,708,448
 5,000,000   5/15/15....................     2,800,605
                                          ------------
                                             4,509,053
                                          ------------
  Total U.S. Treasury Obligations           16,913,916
                                          ------------
INVESTMENT COMPANIES (1.0%):
 1,538,643   One Group Prime Money
               Market Fund, Class I
               (c)......................     1,538,643
                                          ------------
  Total Investment Companies                 1,538,643
                                          ------------

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
REPURCHASE AGREEMENTS (0.2%):
$  349,000   State Street Bank and
               Trust, 1.00%, 1/2/03
               (Proceeds at maturity
               $349,019, collateralized
               by various U.S.
               Government Securities)...  $    349,000
                                          ------------
  Total Repurchase Agreements                  349,000
                                          ------------
Total (Cost $174,677,901) (a)             $153,957,880
                                          ============

------------
Percentages indicated are based on net assets of $154,801,766.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $  9,301,782
                   Unrealized depreciation......................   (30,021,803)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $(20,720,021)
                                                                  ============

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

  Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

  Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

 * The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of December 31, 2002.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       47

                                                                 Report

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
ASSET BACKED SECURITIES (3.2%):
$  150,000   Americredit Automobile
               Receivables Trust, Series
               01-D, Class A4, 4.41%,
               11/12/08.................  $    157,065
   195,540   Arcadia Automobile
               Receivables Trust, Series
               99-B, Class A4, 6.51%,
               9/15/04..................       197,835
   558,065   Arcadia Automobile
               Receivables Trust, Series
               99-C, Class A3, 7.20%,
               6/15/07..................       574,236
   500,000   Capital One Auto Finance
               Trust, Series 01-A, Class
               A4, 5.40%, 5/15/08.......       532,342
   121,000   Chase Funding Loan
               Acquisition Trust, Series
               02-C1, Class IA5, 6.86%,
               1/25/32..................       129,179
   450,000   Citibank Credit Card
               Issuance Trust, Series
               02-C2, Class C2, 6.95%,
               2/18/14..................       480,027
   200,000   Conseco Finance, Series
               01-B, Class 1M1, 7.27%,
               6/15/32..................       216,601
   273,474   Ford Credit Auto Owner
               Trust, Series 00-G, Class
               A4, 6.62%, 7/15/04.......       277,928
   500,000   Ford Credit Auto Owner
               Trust, Series 00-F, Class
               A3, 6.58%, 11/15/04......       519,731
   200,000   MBNA Credit Card Master
               Note Trust, Series 02,
               Class C1, 6.80%,
               7/15/14..................       212,518
   200,000   MBNA Master Credit Card
               Trust, Series 00-D, Class
               C, 8.40%, 9/15/09 (b)....       225,454
   240,000   MBNA Master Credit Card
               Trust, Series 99-J, Class
               C, 7.85%, 2/15/12 (b)....       273,975
   500,000   Union Acceptance Corp.,
               Series 00-B, Class A4,
               7.54%, 10/10/06..........       530,387
   195,725   WFS Financial Owner Trust,
               Series 00-D, Class A3,
               6.83%, 7/20/05...........       198,407

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
ASSET BACKED SECURITIES, CONTINUED:
$  225,000   WFS Financial Owner Trust,
               Series 02-1, Class A4A,
               4.87%, 9/20/09...........  $    239,318
   500,000   WFS Financial Owner Trust,
               Series 02-2, Class A4,
               4.50%, 2/20/10...........       523,028
                                          ------------
  Total Asset Backed Securities              5,288,031
                                          ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (7.2%):
   665,000   ABN AMRO Mortgage Corp.,
               Series 99-4, Class IA12,
               6.50%, 6/25/29...........       695,942
   131,063   American Housing Trust,
               Series V, Class 1G,
               9.13%, 4/25/21...........       134,909
    79,772   BA Mortgage Securities,
               Inc., Series 98-6, Class
               A2, 6.25%, 12/26/28......        80,505
   350,000   Countrywide Alternative
               Loan Trust, Series 01-6,
               Class 2A4, 7.00%,
               7/25/31..................       364,782
   600,000   Countrywide Alternative
               Loan Trust, Series 02-2,
               Class A12, 6.75%,
               4/25/32..................       635,120
   436,000   Countrywide Alternative
               Loan Trust, Series 02-8,
               Class A4, 6.50%,
               7/25/32..................       459,612
   116,635   Countrywide Funding Corp.,
               Series 93-8, Class A9,
               2.57%, 12/25/23..........       117,014
   283,000   Countrywide Funding Corp.,
               Series 93-12, Class A11,
               6.63%, 2/25/24...........       291,519
   700,000   Countrywide Home Loans,
               Series 98-15, Class A16,
               6.75%, 10/25/28..........       718,007
   450,000   GE Capital Management
               Services, Inc., Series
               99-9, Class 2A2, 6.75%,
               4/25/29..................       460,994
   322,211   GE Capital Mortgage
               Services, Inc., Series
               93-17, Class A20, 14.76%,
               12/25/23, IF*............       340,121
   750,000   Impac Secured Assets Common
               Owner Trust, Series 00-1,
               Class A8, 8.15%,
               4/25/30..................       778,706

Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       48
Report


  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$   23,746   Norwest Asset Securities
               Corp., Series 98-9, Class
               A1, 6.50%, 4/25/28.......  $     24,013
   146,854   Norwest Asset Securities
               Corp., Series 98-32,
               Class A1, 6.00%,
               12/25/28.................       150,077
   159,997   Norwest Asset Securities
               Corp., Series 99-17,
               Class A2, 6.25%,
               6/25/29..................       163,049
    62,985   Paine Webber Mortgage
               Acceptance Corp., Series
               00-1, 0.00%, 9/25/30,
               PO.......................        55,427
   400,000   PNC Mortgage Securities
               Corp., Series 98-1, Class
               2A10, 6.50%, 2/25/28.....       408,657
    59,178   PNC Mortgage Securities
               Corp., Series 98-10,
               Class 1A8, 6.50%,
               12/25/28.................        59,773
   498,833   PNC Mortgage Securities
               Corp., Series 99-4, Class
               1A10, 6.75%, 6/25/29.....       525,308
   200,000   Prudential Home Mortgage
               Securities, Series 93-39,
               Class A13, 14.23%,
               10/25/08, IF*............       214,057
   266,691   Prudential Home Mortgage
               Securities, Series 93-50,
               Class A6, 6.50%,
               11/25/23.................       274,353
   152,701   Prudential Home Mortgage
               Securities, Series 93-60,
               Class A5, 6.75%,
               12/25/23.................       153,885
   125,000   Prudential Home Mortgage
               Securities, Series 94-17,
               Class A5, 6.25%,
               4/25/24..................       128,616
   500,000   Residential Accredit Loans,
               Inc., Series 02-QS8,
               Class A5, 6.25%,
               6/25/17..................       514,989
   293,659   Residential Accredit Loans,
               Inc., Series 02-QS16,
               Class A3, 13.65%,
               10/25/17, IF*............       339,358

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  538,553   Residential Accredit Loans,
               Inc., Series 96-QS3,
               Class AI-11, 7.75%,
               6/25/26..................  $    546,569
   276,000   Residential Accredit Loans,
               Inc., Series 02-QS3,
               6.75%, 3/25/32...........       292,549
   277,688   Residential Funding
               Mortgage Securities I,
               Inc., Series 94-S8, Class
               A6, 6.00%, 3/25/09.......       284,173
    23,237   Residential Funding
               Mortgage Securities I,
               Inc., Series 98-S24,
               Class A3, 6.50%,
               10/25/28.................        23,372
   275,000   Residential Funding
               Mortgage Securities I,
               Inc., Series 98-S26,
               Class A4, 12.90%,
               11/25/28, IF*............       282,003
   107,910   Residential Funding
               Mortgage Securities I,
               Inc., Series 99-S9, Class
               A3, 6.75%, 4/25/29.......       109,420
   500,000   Structured Asset Mortgage
               Investments, Series 98-8,
               Class 2A11, 6.75%,
               7/25/28..................       515,449
   293,296   Vendee Mortgage Trust,
               Series 94-1, Class 1,
               5.63%, 2/15/24...........       292,112
   396,002   Vendee Mortgage Trust,
               Series 96-1, Class 1Z,
               6.75%, 2/15/26...........       428,653
   232,329   Vendee Mortgage Trust,
               Series 96-2, Class 1Z,
               6.75%, 6/15/26...........       262,801
   773,361   Vendee Mortgage Trust,
               Series 97-1, Class 2Z,
               7.50%, 2/15/27...........       874,159
                                          ------------
  Total Collateralized Mortgage
  Obligations                               12,000,053
                                          ------------
CORPORATE BONDS (16.5%):
Aerospace & Defense (0.1%):
    98,039   BAE Systems 2001 Asset
               Trust, 7.16%,
               12/15/11 (b).............       104,647
                                          ------------
Airlines (1.3%):
   142,881   Continental Airlines, Inc.,
               Series 97-4B, 6.90%,
               1/2/17...................       109,168
   100,000   Delta Airlines, Inc.,
               Series 00-1, 7.57%,
               11/18/10.................        99,959

Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       49

                                                                 Report

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
CORPORATE BONDS, CONTINUED:
Airlines, continued:
$  175,000   Delta Airlines, Inc.,
               7.11%, 9/18/11...........  $    173,090
   150,000   Delta Airlines, Inc.,
               Series 02-1, 6.42%,
               7/2/12...................       158,877
   100,000   Northwest Airlines, Inc.,
               Series 01-1, 7.04%,
               4/1/22...................        95,003
   161,888   Southwest Airlines Co.,
               Series 01-1, 5.10%,
               5/1/06...................       168,107
   400,000   U.S. Airways, Inc., Series
               00-2G, 8.02%, 2/5/19.....       418,646
   189,945   U.S. Airways, Inc., Series
               00-3G, 7.89%, 3/1/19.....       198,762
   193,499   U.S. Airways, Inc., Series
               01-1, 7.08%, 3/20/21.....       199,933
   200,000   United Airlines, Inc.,
               Series 01-1, Class A2,
               6.20%, 9/1/08............       155,668
    98,158   United Airlines, Inc.,
               Series 00-2, Class A2,
               7.19%, 4/1/11............        75,518
   314,545   United Airlines, Inc.,
               Series 01-1, Class A2,
               6.07%, 3/1/13............       245,132
    84,632   United Airlines, Inc.,
               Series 00-1, Class A1,
               7.78%, 1/1/14............        66,329
                                          ------------
                                             2,164,192
                                          ------------
Automotive (0.5%):
   250,000   Daimler Chrysler AG, 7.75%,
               5/27/03..................       255,005
   217,622   Daimler Chrysler AG, 6.66%,
               1/8/05...................       221,732
   150,000   Daimler Chrysler NA
               Holdings, 7.40%,
               1/20/05..................       161,734
   150,000   General Motors Corp.,
               7.20%, 1/15/11...........       150,856
                                          ------------
                                               789,327
                                          ------------
Banking, Finance & Insurance (9.0%):
   500,000   Associates Corp., 8.58%,
               11/23/04.................       553,948
   250,000   Associates Corp., 8.55%,
               7/15/09..................       296,657
   200,000   Associates Corp., 8.15%,
               8/1/09...................       233,121

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$  150,000   Athena Neuro Financial
               L.L.C., 7.25%, 2/21/08...  $     82,500
   570,000   Bank of America Corp.,
               7.80%, 2/15/10...........       678,972
   500,000   Boeing Capital Corp.,
               6.36%, 7/15/05...........       532,735
   190,000   Capital One Bank, 8.25%,
               6/15/05..................       192,213
   150,000   CIT Group, Inc., 7.63%,
               8/16/05..................       161,474
   500,000   Credit Suisse First Boston
               (USA), Inc., 6.13%,
               11/15/11.................       522,586
   100,000   First Union National, Inc.,
               7.80%, 8/18/10...........       120,904
   250,000   Firstar Bank N.A., 7.13%,
               12/1/09..................       295,882
   350,000   Ford Motor Credit Co.,
               6.13%, 3/20/04...........       355,341
   800,000   Ford Motor Credit Co.,
               7.38%, 10/28/09..........       793,943
   175,000   GE Capital Corp., 4.25%,
               1/15/08..................       179,674
   500,000   GE Capital Corp., 7.38%,
               1/19/10..................       581,581
   200,000   GE Capital Corp., 6.75%,
               3/15/32..................       221,862
   300,000   GMAC, 6.38%, 1/30/04.......       308,095
   490,000   GMAC, 6.13%, 9/15/06.......       498,309
   400,000   GMAC, 7.25%, 3/2/11........       408,236
   400,000   Goldman Sachs Group LP,
               6.88%, 1/15/11...........       447,194
   500,000   Household Automotive Trust,
               Series 00-2, Class A4,
               7.43%, 4/17/07...........       532,028
   200,000   Household Finance Corp.,
               7.88%, 3/1/07............       223,608
   200,000   Household Finance Corp.,
               6.40%, 6/17/08...........       213,513
   500,000   Household Finance Corp.,
               6.50%, 11/15/08..........       538,263
   500,000   Household Finance Corp.,
               5.88%, 2/1/09............       513,855
    50,000   Household Finance Corp.,
               7.35%, 11/27/32..........        54,066
   250,000   Huntington National Bank,
               8.00%, 4/1/10............       298,647
   165,000   International Lease
               Financial, 6.38%,
               3/15/09..................       176,493
   200,000   Jackson National Life
               Global, 6.13%,
               5/30/12 (b)..............       212,081

Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       50
Report


  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$  100,000   John Hancock Global
               Funding, 7.90%,
               7/2/10 (b)...............  $    117,480
   175,000   Lehman Brothers Holdings,
               Inc., 6.63%, 1/18/12.....       194,029
   150,000   MGIC Investment Corp.,
               6.00%, 3/15/07...........       161,132
   200,000   Monumental Global Funding,
               5.20%, 1/30/07 (b).......       209,724
   550,000   Morgan Stanley Dean Witter
               and Co., 6.75%,
               4/15/11..................       612,180
   300,000   Morgan Stanley Dean Witter
               and Co., 6.60%, 4/1/12...       333,079
   885,000   National Rural Utilities,
               6.00%, 5/15/06...........       966,193
   100,000   Nationwide Financial
               Services, 6.25%,
               11/15/11.................       104,466
   300,000   Principal Life Global
               Funding, 6.25%,
               2/15/12 (b)..............       318,551
   100,000   SLM Corp., Series A, 5.38%,
               1/15/13..................       103,334
   150,000   State Street Corp., 7.65%,
               6/15/10..................       180,254
   250,000   Suntrust Bank, 6.38%,
               4/1/11...................       279,254
   225,000   Tyco Capital Corp., 6.50%,
               2/7/06...................       237,117
   200,000   U.S. Bancorp, 6.50%,
               2/1/08...................       227,629
   100,000   U.S. Bancorp, 7.50%,
               6/1/26...................       118,469
   240,000   Wachovia Corp., 4.95%,
               11/1/06..................       256,319
   100,000   Washington Mutual Finance,
               6.88%, 5/15/11...........       111,787
   250,000   Wells Fargo Bank, 7.55%,
               6/21/10..................       297,945
                                          ------------
                                            15,056,723
                                          ------------
Energy (0.3%):
   165,000   Constellation Energy Group,
               6.35%, 4/1/07............       173,667
   130,000   DTE Energy Co., 6.65%,
               4/15/09..................       143,857
   150,000   Duke Energy Corp., 5.63%,
               11/30/12.................       149,979
                                          ------------
                                               467,503
                                          ------------
Financial (0.1%):
   250,000   Ford Motor Credit Co.,
               6.88%, 2/1/06............       250,609
                                          ------------

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
CORPORATE BONDS, CONTINUED:
Governments (Foreign) (0.3%):
$  400,000   Province of Quebec, 5.75%,
               2/15/09..................  $    445,512
                                          ------------
Industrial Goods & Services (0.8%):
    50,000   Abitibi Consolidated, Inc.,
               8.55%, 8/1/10............        55,588
   150,000   Amerada Hess Corp., 6.65%,
               8/15/11..................       164,113
   110,000   Boeing Co., 7.95%,
               8/15/24..................       131,876
   100,000   Cox Radio, Inc., 6.38%,
               5/15/05..................       102,505
   150,000   IBM Corp., 5.39%,
               1/22/09..................       162,534
   150,000   Kroger Co., 8.05%, 2/1/10..       176,504
   125,000   Phillips Petroleum Co.,
               8.75%, 5/25/10...........       156,650
    50,000   Tyco International Group,
               6.75%, 2/15/11...........        47,336
   200,000   Tyco International Group,
               6.38%, 10/15/11..........       187,366
   100,000   Tyco International Ltd.,
               7.20%, 10/15/08..........        96,435
   100,000   Weyerhaeuser Co., 6.75%,
               3/15/12..................       109,223
                                          ------------
                                             1,390,130
                                          ------------
Leasing (0.3%):
   500,000   Hertz Corp., 6.50%,
               5/15/06..................       484,993
                                          ------------
Multimedia (0.5%):
   150,000   AOL Time Warner
               Entertainment, 10.15%,
               5/1/12...................       189,656
   150,000   AOL Time Warner, Inc.,
               5.63%, 5/1/05............       153,488
   120,000   AOL Time Warner, Inc.,
               8.18%, 8/15/07...........       131,881
   100,000   AOL Time Warner, Inc.,
               9.15%, 2/1/23............       115,161
   150,000   Comcast Cable
               Communications, 8.13%,
               5/1/04...................       158,051
   150,000   Viacom, Inc., 7.75%,
               6/1/05...................       168,146
                                          ------------
                                               916,383
                                          ------------
Real Estate (0.1%):
   165,000   EOP Operating LP, 6.75%,
               2/15/12..................       177,604
                                          ------------

Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       51

                                                                 Report

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
CORPORATE BONDS, CONTINUED:
Telecommunications (2.5%):
$  150,000   Ameritech Capital Funding
               Corp., 5.95%, 1/15/38....  $    159,788
    50,000   AT&T Wireless Services,
               Inc., 7.50%, 5/1/07......        51,557
    50,000   AT&T Wireless Services,
               Inc., 7.88%, 3/1/11......        50,340
   100,000   Bell Telephone Co.
               Pennsylvania, 8.35%,
               12/15/30.................       126,389
   389,375   Bellsouth
               Telecommunications,
               6.30%, 12/15/15..........       417,305
   400,000   British Telecom PLC, 8.38%,
               12/15/10.................       480,421
    50,000   Cox Communications, Inc.,
               6.88%, 6/15/05...........        53,916
   100,000   Cox Communications, Inc.,
               7.75%, 11/1/10...........       114,066
   400,000   France Telecom, 9.25%,
               3/1/11...................       463,325
   150,000   Nynex Capital Funding,
               8.23%, 10/15/09..........       175,479
   150,000   Sprint Capital Corp.,
               7.13%, 1/30/06...........       148,622
   500,000   Sprint Capital Corp.,
               6.00%, 1/15/07...........       472,999
   100,000   Sprint Capital Corp.,
               8.38%, 3/15/12...........        99,689
   335,000   TCI Communications, Inc.,
               9.80%, 2/1/12............       403,310
   115,000   Telus Corp., 8.00%,
               6/1/11...................       110,975
   650,000   Verizon Global Funding
               Corp., 7.25%, 12/1/10....       740,103
   100,000   Verizon New England, Inc.,
               6.50%, 9/15/11...........       110,639
   300,000   WorldCom, Inc., 7.38%,
               1/15/06 (b) (c)..........        72,000
                                          ------------
                                             4,250,923
                                          ------------
Transportation & Shipping (0.2%):
   150,000   Burlington North Santa Fe,
               7.13%, 12/15/10..........       173,338
   100,000   FedEx Corp., 6.63%,
               2/12/04..................       104,352
                                          ------------
                                               277,690
                                          ------------
Utilities (0.5%):
   100,000   American Electric Power
               Co., Series A, 6.13%,
               5/15/06..................        98,568
   100,000   Appalachian Power Co.,
               Series E, 4.80%,
               6/15/05..................       100,410

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
$  675,000   Virginia Electric & Power
               Co., 5.38%, 2/1/07.......  $    715,822
                                          ------------
                                               914,800
                                          ------------
  Total Corporate Bonds                     27,691,036
                                          ------------
U.S. GOVERNMENT AGENCY MORTGAGES (46.8%):
Fannie Mae (19.6%):
    82,154   9.00%, 12/1/06, Pool
               #313699..................        86,025
   113,902   8.50%, 12/1/07, Pool
               #420646..................       121,422
   582,000   6.50%, 5/25/08, Series
               93-104, Class L..........       596,587
   191,849   9.06%, 7/25/08, Series
               93-238, Class SB, IF*....       199,956
   119,098   0.00%, 9/25/08, Series
               96-39, Class J, PO.......       112,238
   104,008   0.00%, 9/25/08, Series
               96-20, Class L, PO.......        98,070
   394,047   12.66%, 9/25/08, Series
               93-164, Class SC, IF*....       463,684
   275,039   12.66%, 9/25/08, Series
               93-164, Class SA, IF*....       323,645
   261,284   13.26%, 9/25/08, Series
               93-175, Class SA, IF*....       303,110
   177,110   0.00%, 10/25/08, Series
               96-24, Class B, PO.......       166,807
    41,601   3.61%, 10/25/08, Series
               93-196, Class FA*........        41,841
    62,401   9.25%, 10/25/08, Series
               93-196, Class SB, IF*....        68,170
   180,317   10.88%, 10/25/08, Series
               93-94, Class S, IF*......       200,734
     2,024   256.00%, 11/1/08, Series K,
               Class 2, HB..............         7,725
   462,820   12.73%, 12/25/08, Series
               93-233, Class SB, IF*....       544,432
   330,392   14.51%, 2/25/09, Series
               94-13, Class SK, IF*.....       362,596
   255,114   3.71%, 3/25/09, Series
               94-33, Class FA*.........       256,975
    16,781   6.50%, 3/25/09, Series
               95-13, Class B...........        17,316

Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       52
Report


  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  190,788   6.50%, 4/1/09, Pool
               #190760..................  $    202,759
   594,649   8.00%, 11/1/12, Pool
               #535710..................       643,716
   122,898   6.37%, 11/25/13, Series
               93-220, Class SE, IF*....       126,999
    20,483   19.14%, 11/25/13, Series
               93-220, Class SD, IF*....        23,186
 1,000,000   6.00%, 9/25/14, Series
               01-71, Class QC..........     1,046,656
   700,000   5.00%, 11/25/15, Series
               02-74, Class PD..........       712,647
   500,000   6.50%, 11/25/15, Series
               01-52, Class XN..........       536,994
   500,000   6.00%, 12/25/15, Series
               01-78, Class VB..........       530,306
   750,000   5.00%, 1/25/16, Series
               02-74, Class LD..........       768,290
 1,000,000   6.00%, 12/25/16, Series
               01-74, Class MB..........     1,078,899
   500,000   6.00%, 12/25/16, Series
               01-71, Class QE..........       531,842
   250,000   6.50%, 12/25/16, Series
               01-50, Class VB..........       265,902
 1,000,000   6.00%, 2/25/17, Series
               02-2, Class UC...........     1,073,463
   500,000   5.50%, 4/25/17, Series
               02-18, Class PC..........       534,503
    21,094   4.44%, 3/1/19, Pool
               #116612*.................        21,657
    62,898   8.50%, 11/25/19, Series
               89-83, Class H...........        69,612
    22,058   8.80%, 1/25/20, Series
               90-1, Class D............        24,759
    84,049   8.50%, 2/25/20, Series
               1990-10, Class L.........        93,575
    19,746   5.50%, 8/25/20, Series
               90-93, Class G...........        20,955
    13,225   6.50%, 12/25/20, Series
               97-85, Class L, IO.......            41
    25,616   8.75%, 12/25/20, Series
               90-143, Class J..........        28,884
       357   652.15%, 12/25/20, Series
               90-140, Class K, HB......         5,362
    27,306   7.75%, 3/25/21, Series
               92-158, Class ZC.........        27,558
   241,498   10.00%, 8/1/21, Pool
               #442639..................       276,815

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$   60,064   5.00%, 11/25/21, Series
               G92-66, Class JB.........  $     60,499
   337,181   7.00%, 1/25/22, Series
               G92-15, Class Z..........       360,473
   300,000   6.50%, 2/25/22, Series
               02-1, Class HC...........       325,663
 1,077,980   7.50%, 6/25/22, Series
               92-101, Class J..........     1,151,852
    40,603   7.00%, 7/25/22, Series
               G92-42, Class Z..........        43,837
   308,056   7.00%, 7/25/22, Series
               93-103, Class PN, IO.....        13,745
   771,642   8.00%, 7/25/22, Series
               G92-44, Class ZQ.........       847,068
   107,612   6.50%, 8/25/22, Series
               96-59, Class J...........       110,129
   266,399   5.50%, 9/25/22, Series
               92-143, Class MA.........       281,735
   414,324   7.50%, 9/25/22, Series
               G92-54, Class ZQ.........       450,973
    29,268   3.41%, 10/25/22, Series
               G92-59, Class F*.........        29,432
   120,000   3.55%, 10/25/22, Series
               93-225, Class FP*........       123,229
    23,862   7.00%, 10/25/22, Series
               G92-61, Class Z..........        25,821
   700,000   7.00%, 12/25/22, Series
               G92-66, Class KB.........       755,228
   169,000   7.90%, 1/25/23, Series
               G93-1, Class KA..........       188,614
   634,084   7.00%, 2/25/23, Series
               97-61, Class ZC..........       689,413
   105,960   8.50%, 2/25/23, Series
               93-210, Class SP, IF*....       106,616
    31,010   2.66%, 4/25/23, Series
               93-58, Class FA*.........        31,127
   159,330   6.00%, 4/25/23, Series
               G93-17, Class SI, IF*....       166,364
   460,000   13.64%, 4/25/23, Series
               98-43, Class SA, IF,
               IO*......................       241,399
   600,000   0.00%, 6/25/23, Series
               93-257, Class C, PO......       513,146
    72,600   3.88%, 6/25/23, Series
               94-82, Class SA, IF,
               IO*......................           538

Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       53

                                                                 Report

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  124,735   0.00%, 7/25/23, Series
               93-216, Class D, PO......  $    123,238
   516,000   0.00%, 7/25/23, Series
               93-159, Class PD, PO.....       504,647
   400,000   6.50%, 7/25/23, Series
               96-59, Class K...........       438,207
   140,704   0.00%, 9/25/23, Series
               93-205, Class H, PO......       127,352
   169,960   7.00%, 9/25/23, Series
               93-167, Class GA.........       181,005
    67,563   9.11%, 9/25/23, Series
               93-165, Class SD, IF*....        71,089
   249,347   12.50%, 9/25/23, Series
               93-165, Class SK, IF*....       294,756
   100,000   3.40%, 10/25/23, Series
               93-189, Class FB*........       101,286
   276,977   8.78%, 10/25/23, Series
               93-199, Class SG, IF*....       285,760
   397,835   6.50%, 11/25/23, Series
               95-19, Class Z...........       417,240
    58,637   2.04%, 12/25/23, Series
               93-230, Class FA*........        59,014
   200,000   6.15%, 12/25/23, Series
               95-10, Class C...........       204,888
   500,000   6.50%, 12/25/23, Series
               93-225, Class UB.........       534,681
   937,088   7.00%, 12/25/23, Series
               93-250, Class Z..........     1,008,075
   166,152   0.00%, 2/25/24, Series
               99-16, Class B, PO.......       162,591
   311,445   3.58%, 2/25/24, Series
               94-43, Class F*..........       313,280
    65,543   12.29%, 3/25/24, Series
               94-28, Class SC, IF*.....        67,288
   318,773   8.50%, 1/25/25, Series
               95-2, Class Z............       347,713
   505,502   9.00%, 4/1/25, Pool
               #506427..................       563,879
   251,622   8.50%, 10/1/26, Pool
               #449336..................       274,532

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$1,945,028   1.84%, 3/25/27, Series
               97-20, Class IB, IO......  $    148,225
   200,000   7.50%, 5/20/27, Series
               97-39, Class PD..........       219,020
   610,000   6.00%, 7/18/27, Series
               97-46, Class PL..........       643,754
   621,625   8.50%, 8/1/27, Pool
               #253605..................       676,744
   459,650   6.00%, 12/1/28, Pool
               #454390..................       477,203
   178,403   6.00%, 1/1/29, Pool
               #252211..................       185,216
    74,517   0.00%, 1/25/29, Series
               01-31, Class EK, PO......        74,038
    53,515   4.45%, 3/1/29, Pool
               #303532*.................        54,668
   149,500   6.00%, 7/25/29, Series
               01-80, Class PE..........       158,542
 2,465,271   6.68%, 2/25/30, Series
               01-53, Class TS, IF,
               IO*......................       134,260
   260,043   8.50%, 6/1/30, Pool
               #535442..................       282,922
   207,093   8.50%, 1/25/31, Series
               00-52, IO................        31,256
   600,000   6.00%, 7/25/31, Series
               01-33, Class ID, IO......       224,509
   819,000   7.00%, 8/25/31, Series
               01-36, Class DE..........       910,712
   379,693   7.00%, 11/25/31, Series
               01-61, Class Z...........       395,090
   399,969   20.57%, 2/25/32, Series
               02-1, Class SA, IF*......       457,096
 1,430,086   6.58%, 3/15/32, Series
               2450, Class SW, IF,
               IO*......................       117,860
 4,700,328   1.60%, 3/25/32, Series
               02-12, Class SJ, IF,
               IO*......................       178,770
   250,000   6.50%, 4/25/32, Series
               02-59, Class VB..........       265,356
   500,000   6.50%, 5/25/32, Series
               02-28, Class PK..........       549,949
   496,940   7.00%, 8/1/32, Pool
               #649624..................       525,343

Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       54
Report


  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  750,000   6.00%, 12/1/32, Pool
               #675555..................  $    778,359
   224,484   12.98%, 12/25/32, Series
               02-84, Class S, IF*......       218,489
                                          ------------
                                            32,921,516
                                          ------------
Freddie Mac (22.5%):
    46,048   4.50%, 3/15/07, Series
               1295, Class JB...........        46,333
   528,481   4.50%, 11/15/07, Series
               1404, Class FA...........       538,287
    26,717   7.56%, 2/15/08, Series
               1465, Class SA, IF,
               IO*......................         2,637
    88,655   0.00%, 5/15/08, Series
               1989, Class L, PO........        88,106
    33,313   3.13%, 5/15/08, Series
               1606, Class LC*..........        32,824
   368,444   0.00%, 8/15/08, Series
               1561, Class TA, PO.......       353,567
   622,638   0.00%, 8/15/08, Series
               1900, Class T, PO........       588,215
    19,346   6.00%, 9/15/08, Series
               1586, Class A............        19,688
   165,753   6.50%, 9/15/08, Series
               1587, Class H............       174,535
    94,330   0.00%, 10/15/08, Series
               1967, Class PC, PO.......        90,535
   244,831   7.39%, 10/15/08, Series
               1601, Class SB, IF*......       257,670
   172,384   8.50%, 12/15/08, Series
               1625, Class SD, IF*......       187,646
    24,540   11.50%, 12/15/08, Series
               1647, Class SB, IF*......        26,810
   164,051   6.40%, 2/15/09, Series
               1679, Class O............       169,973
   100,059   10.48%, 2/15/09, Series
               1796, Class S, IF*.......       107,221
   300,000   6.00%, 2/15/10, Series
               2124, Class PB...........       305,325
    63,750   9.00%, 6/1/10, Gold Pool
               #G10777..................        66,426
   509,748   7.50%, 9/1/10, Gold Pool
               #E62448..................       543,193
   400,000   6.00%, 3/15/12, Series
               2115, Class PD...........       421,374
   469,586   6.50%, 10/15/12, Series
               2401, Class VE...........       491,994
   377,327   6.50%, 12/15/12, Series
               2419, Class VG...........       407,214

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  300,000   6.30%, 1/15/13, Series
               2025, Class PE...........  $    323,639
   300,000   6.50%, 5/15/13, Series
               2055, Class OE...........       327,432
   173,840   15.09%, 10/15/13, Series
               1607, Class SA, IF*......       202,130
   400,000   6.00%, 12/15/13, Series
               2102, Class TU...........       431,163
   750,000   6.00%, 1/15/14, Series
               2115, Class PE...........       809,751
   201,443   6.50%, 3/15/14, Series
               2135, Class UK, IO.......        19,856
   285,508   7.00%, 5/15/14, Series
               2299, Class G............       297,146
   500,000   6.00%, 7/15/14, Series
               2405, Class PC...........       525,650
   125,000   5.50%, 12/15/14, Series
               2374, Class PV...........       132,373
   100,000   5.50%, 5/15/15, Series
               2391, Class QE...........       105,241
 1,000,000   6.50%, 9/15/15, Series
               2353, Class PC...........     1,061,566
   146,687   8.50%, 11/1/15, Gold Pool
               #E81720..................       160,666
   500,000   5.50%, 2/15/16, Series
               2500, Class TD...........       524,309
 1,000,000   5.50%, 6/15/16, Series
               2498, Class UD...........     1,048,639
   900,000   6.50%, 8/15/16, Series
               2345, Class PQ...........       975,024
   500,000   6.00%, 12/15/16, Series
               2394, Class MC...........       532,656
   300,000   6.50%, 12/15/17, Series
               2357, Class VX...........       324,878
   670,828   6.50%, 3/15/19, Series
               2134, Class PI, IO.......        92,710
    24,591   12.00%, 7/1/19, Pool
               #555238..................        28,411
    93,411   9.50%, 7/15/19, Series 11,
               Class D..................        97,648
   113,999   10.00%, 1/1/20, Pool
               #546257..................       131,011
    54,237   9.50%, 4/15/20, Series 22,
               Class C..................        55,686
   200,000   6.50%, 6/15/20, Series
               2362, Class PD...........       214,644

Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       55

                                                                 Report

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$   19,395   10.00%, 6/15/20, Series 47,
               Class F..................  $     19,739
   161,224   10.00%, 9/1/20, Pool
               #555286..................       184,516
   500,000   6.00%, 12/15/20, Series
               2392, Class PV...........       526,201
    11,082   9.50%, 1/15/21, Series 99,
               Class Z..................        11,463
    31,162   6.50%, 2/15/21, Series 128,
               Class I..................        31,821
    17,620   9.00%, 4/15/21, Series
               1065, Class J............        19,301
   600,000   8.50%, 6/15/21, Series
               1113, Class J............       683,240
    11,500   4.25%, 12/15/21, Series
               1347, Class HC...........        11,504
   500,000   0.00%, 2/15/22, Series
               1987, Class W, PO........       487,505
   140,553   7.00%, 5/15/22, Series
               1250, Class J............       147,478
   251,838   8.00%, 6/15/22, Series
               1316, Class Z............       268,965
   415,916   7.00%, 7/15/22, Series
               1324, Class Z............       441,947
   313,314   7.50%, 8/15/22, Series
               1343, Class LB...........       331,568
   268,824   8.00%, 8/15/22, Series
               1343, Class LA...........       286,201
   500,000   5.50%, 10/15/22, Series
               2512, Class PG...........       528,562
   232,559   6.00%, 10/15/22, Series
               1395, Class G............       243,070
   200,000   9.57%, 10/15/22, Series
               1394, Class ID, IF*......       227,830
   144,000   0.00%, 11/15/22, Series
               2002, Class A, PO........       140,621
   500,000   5.50%, 12/15/22, Series
               2535, Class BK...........       505,000
    45,000   2.12%, 1/15/23, Series
               1603, Class IF*..........        45,411
   474,000   6.00%, 3/15/23, Series
               1629, Class PA...........       478,495
   789,959   7.00%, 3/25/23, Series 8,
               Class ZA.................       897,810
   650,000   5.00%, 5/15/23, Series
               1798, Class F............       661,030

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  130,875   7.00%, 5/15/23, Series
               1505, Class Q............  $    139,369
   250,000   7.69%, 5/15/23, Series
               1518, Class G, IF*.......       256,612
   118,278   3.47%, 7/15/23, Series
               1541, Class O*...........       113,096
     3,757   24.53%, 7/15/23, Series
               1543, Class JC, IF*......         3,782
    65,715   2.50%, 9/15/23, Series
               1584, Class FB*..........        65,493
 1,000,326   6.25%, 9/15/23, Series
               1589, Class Z............     1,047,897
   100,000   10.39%, 10/15/23, Series
               1689, Class SD, IF*......       111,685
 1,029,832   23.91%, 10/15/23, Series
               1859, Class SB, IF,
               IO*......................       174,767
   200,000   0.00%, 11/15/23, Series
               2022, Class A, PO........       187,697
   169,669   6.00%, 11/15/23, Series
               1685, Class Z............       176,810
    67,617   10.09%, 11/15/23, Series
               1610, Class SD, IF*......        68,821
   271,175   12.62%, 11/15/23, Series
               1632, Class SA, IF*......       283,116
    53,085   14.22%, 11/15/23, Series
               1609, Class LG, IF*......        63,557
   178,924   6.50%, 12/15/23, Series
               2283, Class K............       197,114
   291,688   6.50%, 1/15/24, Series
               2345, Class PV...........       310,137
   392,607   0.00%, 2/15/24, Series
               1865, Class D, PO........       353,277
   141,314   0.00%, 2/15/24, Series
               1700, Class GA, PO.......       130,812
    25,920   0.00%, 2/15/24, Series
               1860, Class PA, PO.......        24,207
   232,782   10.00%, 2/15/24, Series
               1671, Class QC, IF*......       248,332
   402,612   3.24%, 3/15/24, Series
               1689, Class FC*..........       405,071

Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       56
Report


  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  606,470   19.27%, 3/15/24, Series
               2033, Class SN, IF,
               IO*......................  $    176,209
   241,421   0.00%, 5/15/24, Series
               2306, Class K, PO........       221,303
 2,100,000   6.50%, 5/15/24, Series
               1732, Class K............     2,261,706
   579,411   6.66%, 5/15/24, Series
               2306, Class SE, IF,
               IO*......................        63,489
   750,000   6.50%, 10/15/26, Series
               2330, Class PI, IO.......        27,841
   412,809   6.00%, 5/15/27, Series
               1981, Class Z............       432,067
   275,000   6.50%, 7/15/27, Series
               2137, Class TG...........       287,008
   933,000   7.50%, 9/15/27, Series
               1987, Class PE...........       986,876
   500,000   6.00%, 11/15/27, Series
               2132, Class PD...........       526,576
   250,000   6.00%, 2/15/28, Series
               2143, Class CD...........       263,595
   375,885   7.00%, 3/15/28, Series
               2038, Class PN, IO.......        58,814
   500,000   7.50%, 5/15/28, Series
               2054, Class PV...........       541,556
   500,000   7.00%, 6/15/28, Series
               2064, Class TE...........       540,293
   326,749   6.00%, 2/15/29, Series
               2121, Class GM...........       329,233
   150,000   24.57%, 3/15/29, Series
               2132, Class SB, IF*......       207,834
   453,534   8.00%, 9/15/29, Series
               2182, Class ZB...........       496,478
   267,668   2.70%, 12/20/29, Series
               2204, Class GB*..........       269,573
   476,239   7.50%, 8/15/30, Series
               2247, Class Z............       505,351
   176,378   7.50%, 10/15/30, Series
               2261, Class ZY...........       189,240
   575,660   6.50%, 4/15/31, Series
               2317, Class VG...........       610,895
     7,616   0.00%, 5/15/31, Series
               2318, Class PO...........         7,605
   142,946   7.00%, 6/15/31, Series
               2325, Class PM...........       156,967
   111,168   8.50%, 6/15/31, Series
               2359, Class ZB...........       150,156
   200,000   6.50%, 8/15/31, Series
               2454, Class BG...........       213,861
   250,000   6.38%, 2/15/32, Series
               2410, Class OE...........       266,110

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$1,721,264   7.23%, 2/15/32, Series
               2410, Class QX, IF,
               IO*......................  $    171,734
   250,000   15.81%, 2/15/32, Series
               2410, Class QS, IF*......       280,630
 2,145,130   6.53%, 3/15/32, Series
               2444, Class ES, IF,
               IO*......................       161,562
 1,000,000   7.00%, 3/15/32, Series
               2423, Class MT...........     1,081,832
   500,000   7.00%, 3/15/32, Series
               2423, Class MC...........       539,135
   227,841   6.50%, 4/15/32, Series
               2435, Class CJ...........       242,176
   500,000   7.00%, 4/15/32, Series
               2436, Class MC...........       544,300
   178,737   7.50%, 7/25/32, Series
               T-41, Class 3A...........       193,874
                                          ------------
                                            37,888,611
                                          ------------
Government National Mortgage Assoc. (4.7%):
   120,000   7.00%, 8/16/13, Series
               96-22, Class VB..........       126,606
    34,918   8.00%, 9/15/22, Pool
               #297628..................        38,262
    35,794   7.06%, 10/16/22, Series
               94-4, Class SA, IF,
               IO*......................           730
   250,000   7.49%, 7/16/24, Series
               94-3, Class PQ...........       277,124
    45,480   8.50%, 5/20/25, Pool
               #2006....................        49,726
   491,000   7.50%, 9/17/25, Series
               98-26, Class K...........       535,453
   713,000   7.50%, 8/16/26, Series
               96-16, Class E...........       763,796
   119,000   8.00%, 11/20/26, Pool
               #2324....................       129,036
   192,886   8.00%, 1/20/27, Pool
               #2362....................       208,522
   500,000   7.50%, 5/16/27, Series
               97-8, Class PN...........       540,999
    63,156   8.00%, 5/15/28, Pool
               #460372..................        68,444
    50,601   8.00%, 7/15/28, Pool
               #468066..................        54,837
   100,283   7.50%, 9/15/28, Pool
               #486537..................       107,112

Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       57

                                                                 Report

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  233,887   6.50%, 10/15/28, Pool
               #486631..................  $    245,933
   639,353   8.00%, 11/16/29, Series
               99-41, Class Z...........       699,355
   500,000   7.50%, 12/20/29, Series
               99-44, Class PC..........       533,456
   666,130   8.00%, 12/20/29, Series
               99-44, Class ZG..........       717,923
 1,490,494   2.17%, 1/19/30, Series
               01-4, Class SJ, IF,
               IO*......................       127,870
   319,909   9.00%, 3/16/30, Series
               00-21, Class Z...........       389,604
   356,950   7.75%, 9/20/30, Series
               00-26, Class Z...........       382,391
    65,815   9.00%, 10/15/30, Pool
               #479674..................        72,081
   800,000   7.50%, 11/16/30, Series
               00-36, Class PB..........       906,189
   119,144   9.00%, 11/16/30, Series
               00-36, Class IK, IO......        18,046
   313,489   9.00%, 12/15/30, Pool
               #528534..................       343,333
   358,000   8.00%, 12/20/30, Series
               00-37, Class B...........       389,555
 2,564,342   6.63%, 8/16/31, Series
               01-36, Class S, IF,
               IO*......................       189,812
                                          ------------
                                             7,916,195
                                          ------------
  Total U.S. Government Agency Mortgages    78,726,322
                                          ------------
U.S. GOVERNMENT AGENCY SECURITIES (1.0%):
Fannie Mae (1.0%):
   255,000   6.25%, 2/1/11..............       285,827
   750,000   5.50%, 2/28/33, Series 1A,
               TBA......................       791,133
   500,000   6.50%, 2/28/33, Series 2A,
               TBA......................       540,781
                                          ------------
  Total U.S. Government Agency
  Securities                                 1,617,741
                                          ------------
U.S. TREASURY OBLIGATIONS (22.8%):
U.S. Treasury Bonds (14.2%):
 3,845,000   12.75%, 11/15/10...........     4,977,476
 5,290,000   10.38%, 11/15/12...........     7,072,068
 3,450,000   12.00%, 8/15/13............     5,024,738

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bonds, continued:
$  300,000   13.25%, 5/15/14............  $    470,684
 1,350,000   11.75%, 11/15/14...........     2,030,538
 2,400,000   8.75%, 5/15/17.............     3,470,626
   550,000   7.88%, 2/15/21.............       754,811
                                          ------------
                                            23,800,941
                                          ------------
U.S. Treasury Inflation Protected Bonds (1.3%):
 1,258,411   3.38%, 1/15/07.............     1,363,214
   100,000   3.88%, 1/15/09.............       123,245
   556,032   3.63%, 4/15/28.............       721,591
                                          ------------
                                             2,208,050
                                          ------------
U.S. Treasury STRIPS (7.3%):
 1,000,000   11/15/09...................       774,667
   900,000   11/15/14...................       520,868
 1,000,000   11/15/15...................       542,360
 1,900,000   11/15/15...................     1,034,377
 2,000,000   2/15/13....................     1,293,758
 1,000,000   2/15/14....................       606,954
 3,200,000   2/15/16....................     1,708,470
 2,500,000   2/15/17....................     1,248,093
   500,000   5/15/10....................       379,655
 1,250,000   5/15/11....................       895,761
 1,600,000   5/15/14....................       954,963
 1,430,000   5/15/15....................       800,973
   800,000   5/15/18....................       368,875
 1,800,000   8/15/14....................     1,058,600
   200,000   8/15/16....................       103,153
                                          ------------
                                            12,291,527
                                          ------------
  Total U.S. Treasury Obligations           38,300,518
                                          ------------
INVESTMENT COMPANIES (3.1%):
 5,170,491   One Group Prime Money
               Market Fund, Class I
               (d)......................     5,170,491
                                          ------------
  Total Investment Companies                 5,170,491
                                          ------------
REPURCHASE AGREEMENT (0.3%):
$  446,000   State Street Bank and
               Trust, 1.00%, 1/2/03
               (Proceeds at maturity
               $446,025, collateralized
               by various U.S.
               Government Securities)...       446,000
                                          ------------
  Total Repurchase Agreement                   446,000
                                          ------------
Total (Cost $159,103,842) (a)             $169,240,192
                                          ============

Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002

                                       58
Report


------------
Percentages indicated are based on net assets of $167,766,925.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $11,204,742
                   Unrealized depreciation......................   (1,068,392)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $10,136,350
                                                                  ===========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted

(d) Investment in affiliate.

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

High Coupon Bonds (HB) (a.k.a "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IOs the owner also has the right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase/decrease, the yield on these securities increases/decreases.

* The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of December 31, 2002.

TBA -- To Be Announced

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       59

                                                                 Report

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES (60.9%):
Fannie Mae (23.4%):
$   62,409   7.00%, 9/1/03, Pool
               #359952..................  $     63,397
   234,589   7.00%, 7/17/05, Series
               97-26, Class GD..........       234,846
    16,907   18.49%, 5/25/08, Series
               93-63, Class SB, IF*.....        17,475
   444,151   8.30%, 10/25/08, Series
               93-197, Class SC*........       485,836
   550,000   12.24%, 12/25/08, IF*......       641,629
 1,504,000   6.25%, 1/25/09, Series
               94-12, Class C...........     1,608,759
   330,392   15.88%, 2/25/09, Series
               94-13, Class SM, IF*.....       366,397
    43,328   7.50%, 8/1/09, Pool
               #279759..................        46,263
   876,893   6.13%, 5/25/11, Series
               01-12, Class VA..........       913,058
    43,909   6.50%, 11/1/11, Pool
               #356206..................        46,609
   726,793   8.00%, 11/1/12, Pool
               #535710..................       786,764
   500,000   6.00%, 1/17/13, Series
               98-37, Class VB..........       538,357
   588,252   7.50%, 2/1/13, Pool
               #42433...................       628,937
 1,007,391   6.00%, 4/1/13, Pool
               #425482..................     1,058,832
   808,486   6.50%, 5/1/13, Pool
               #42433...................       856,785
 1,000,000   6.50%, 6/25/14, Series
               98-59, Class VB..........     1,035,303
   438,345   6.00%, 8/1/14, Pool
               #598032..................       463,165
   488,227   6.50%, 9/1/14, Pool
               #E78451..................       517,534
 2,000,000   6.00%, 9/25/14, Series
               01-71, Class QC..........     2,093,311
 2,000,000   6.00%, 10/25/14, Series
               02-12, Class PD..........     2,110,751
 4,463,217   5.50%, 11/1/16, Pool
               #618192..................     4,635,319
   640,000   6.00%, 2/25/17, Series
               02-2, Class UC...........       687,015
 2,000,000   5.50%, 4/25/17, Series
               02-18, Class PC..........     2,138,012
   143,559   9.50%, 6/25/18, Series
               88-16, Class B...........       163,350
   750,000   7.00%, 3/25/21, Series
               01-4, Class PC...........       819,856

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  443,906   6.00%, 5/25/22, Series
               93-204, Class A..........  $    453,994
   374,039   8.00%, 7/25/22, Series
               G92-44, Class ZQ.........       410,600
   148,000   6.00%, 12/25/22, Series
               G92-66, Class KA.........       155,697
   701,857   0.00%, 5/25/23, Series
               93-146, Class E, PO......       625,058
   442,776   6.50%, 7/25/23, Series
               93-183, Class M..........       443,669
   500,000   6.50%, 8/25/23, Series
               94-28, Class K...........       536,800
   140,704   0.00%, 9/25/23, Series
               93-205, Class H, PO......       127,352
   245,000   7.00%, 9/25/23, Series
               93-155, Class PJ.........       274,207
   829,521   0.00%, 10/25/23, Series
               93-241, Class PG, PO.....       823,958
 1,433,728   6.50%, 12/25/23, Series
               93-223, Class PZ.........     1,574,929
 1,311,924   7.00%, 12/25/23, Series
               93-250, Class Z..........     1,411,306
   150,000   5.00%, 2/25/24, Series
               94-76, Class H...........       158,136
 1,400,000   6.50%, 3/25/24, Series
               94-37, Class L...........     1,499,389
 6,388,638   6.00%, 4/25/24, Series
               94-72....................     6,899,459
   146,973   6.50%, 9/1/25, Pool
               #250375..................       153,866
   285,383   6.50%, 5/1/26, Pool
               #338417..................       298,363
 1,480,344   0.00%, 11/25/26, Series
               97-47, Class PA, PO......     1,448,323
   264,866   6.50%, 8/18/28, Series
               98-46, Class GZ..........       286,433
 4,378,036   6.00%, 9/1/28, Pool
               #405220..................     4,545,232
 1,250,000   6.25%, 2/25/29, Series
               94-W4, Class A9..........     1,328,655
   474,350   0.00%, 6/25/29, Series
               01-11, Class AP, PO......       470,778
   377,974   7.50%, 3/1/30, Pool
               #524949..................       401,547

Continued

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       60
Report


  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  280,189   7.50%, 8/1/30, Pool
               #5478301.................  $    297,663
 3,000,000   6.00%, 7/25/31, Series
               01-33, Class ID, IO......     1,122,547
                                          ------------
                                            48,705,521
                                          ------------
Freddie Mac (29.2%):
 3,000,000   4.00%, 8/15/07, Series
               2485, Class CB...........     3,043,574
 1,105,332   0.00%, 8/15/08, Series
               1561, Class TA, PO.......     1,060,702
   433,074   10.58%, 11/15/08, Series
               1604, Class MB, IF*......       462,270
   430,960   10.86%, 12/15/08, Series
               1625, Class SC, IF*......       471,808
    37,426   8.50%, 12/1/09, Pool
               #E20150..................        40,956
   279,647   9.00%, 12/1/09, Pool
               #256360..................       298,438
 1,070,471   7.50%, 9/1/10, Gold Pool
               #E62448..................     1,140,706
   280,753   7.00%, 2/1/11, Pool
               #E63959..................       299,303
   861,575   6.00%, 6/15/11, Series
               2366, Class VG...........       930,911
 2,100,000   6.00%, 8/15/13, Series
               2170, Class PE...........     2,235,394
   618,021   5.00%, 12/1/13, Gold Pool
               #E73637..................       636,872
   657,009   5.50%, 3/1/14, Gold Pool
               #E75738..................       688,042
   724,592   5.00%, 4/1/14, Gold Pool
               #E00667..................       746,694
   231,088   6.00%, 4/1/14, Gold Pool
               #E76438..................       242,985
   416,000   6.50%, 5/15/14, Series
               2288, Class VB...........       447,039
   472,703   6.50%, 6/1/14, Gold Pool
               #E00678..................       500,748
 1,250,000   6.50%, 8/15/16, Series
               2345, Class PQ...........     1,354,199
   500,000   6.00%, 2/15/17, Series
               2108, Class VB...........       522,902
 3,000,000   6.56%, 12/15/17, Series
               2545, Class S............     3,014,062
 1,500,000   6.50%, 1/15/22, Series
               2149, Class TR...........     1,527,882
 1,253,258   8.00%, 8/15/22, Series
               1343, Class LA...........     1,334,273

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$1,167,000   6.50%, 11/15/22, Series
               1552, Class HB...........  $  1,215,524
 1,000,000   6.50%, 9/15/23, Series
               1577, Class PV...........     1,067,817
 1,829,000   6.50%, 9/15/23, Series
               1584, Class L............     1,963,485
   333,000   6.50%, 11/15/23, Series
               1621, Class K............       353,750
   546,700   6.00%, 12/15/23, Series
               1629, Class OB...........       558,450
   691,774   6.50%, 12/15/23, Series
               1633, Class Z............       736,072
 1,944,609   6.10%, 3/15/24, Series
               1710, Class Z............     1,967,947
   881,675   6.50%, 3/15/24, Series
               1692, Class ZA...........       918,169
   201,000   6.50%, 3/15/24, Series
               1694, Class PK...........       222,183
   644,451   8.50%, 4/15/24, Series
               1761, Class J............       662,472
    40,732   8.00%, 9/1/24, Pool
               #D55955..................        44,135
   500,000   6.50%, 2/15/25, Series
               1921, Class D............       512,787
   446,049   6.50%, 11/1/25, Pool
               #D65545..................       466,887
   607,830   6.00%, 4/1/26, Pool
               #D70244..................       635,118
   345,000   6.50%, 10/17/26, Series
               1985, Class PL...........       368,805
   814,714   5.24%, 1/1/27, Pool
               #611141*.................       849,776
 1,817,000   6.00%, 2/15/27, Series
               2091, Class PF...........     1,910,655
 2,285,000   6.25%, 4/15/27, Series
               2018, Class PE...........     2,404,788
   875,000   7.00%, 10/15/27, Series
               1999, Class PU...........       964,768
 1,000,000   6.00%, 11/15/27, Series
               2132, Class PD...........     1,053,152
 1,000,000   6.50%, 1/15/28, Series
               2137, Class TM...........     1,043,825
 1,500,000   5.75%, 2/15/28, Series
               2110, Class D............     1,567,992
   120,000   6.00%, 2/15/28, Series
               2126, Class TD...........       126,424
 2,500,000   7.00%, 2/15/28, Series
               2031, Class PG...........     2,779,862
 1,500,000   6.95%, 3/15/28, Series
               2035, Class PC...........     1,612,710

Continued

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       61

                                                                 Report

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  102,698   8.50%, 7/1/28, Gold Pool
               #G00981..................  $    111,235
 1,000,000   6.50%, 10/25/28, Series
               98-64, Class TM..........     1,067,251
   750,000   6.00%, 11/15/28, Series
               2095, Class PE...........       769,632
 2,100,849   6.50%, 2/1/29, Gold Pool
               #C22459..................     2,191,388
 1,615,183   6.50%, 6/1/29, Gold Pool
               #C00785..................     1,683,894
   515,000   7.00%, 8/15/29, Series
               2178, Class PB...........       561,845
   311,815   5.26%, 4/1/30, Pool
               #846812*.................       324,219
   253,322   7.35%, 10/15/30, Series
               2259, Class ZC...........       271,371
    40,050   0.00%, 5/15/31, Series
               2318, Class PO...........        39,993
 1,000,000   6.50%, 10/15/31, Series
               2367, Class ME...........     1,062,549
   898,359   6.00%, 2/1/32, Gold Pool
               #C01292..................       930,541
 4,516,730   6.50%, 4/1/32, Pool
               #C66034..................     4,708,347
                                          ------------
                                            60,729,578
                                          ------------
Government National Mortgage Assoc. (8.3%):
   103,004   7.50%, 5/15/23, Pool
               #326977..................       110,756
    71,412   7.50%, 6/15/23, Pool
               #359588..................        76,787
    81,090   9.00%, 11/15/24, Pool
               #780029..................        90,340
    98,442   7.50%, 9/15/25, Pool
               #336427..................       105,609
   300,000   6.50%, 9/16/25, Series
               96-6, Class PK...........       322,937
    41,823   7.00%, 12/15/25, Pool
               #405535..................        44,585
 1,034,435   8.00%, 11/20/26, Pool
               #2324....................     1,121,676
    75,083   7.50%, 12/20/26, Pool
               #2341....................        80,300
   500,000   6.50%, 6/20/27, Series
               97-19, Class PJ..........       523,355
    76,375   5.75%, 7/20/27, Pool
               #80094*..................        78,659
   357,160   8.00%, 10/15/27, Pool
               #451507..................       388,293
    76,118   8.00%, 10/15/27, Pool
               #412336..................        82,753

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  162,602   7.00%, 11/15/27, Pool
               #412369..................  $    172,979
   191,938   6.50%, 3/15/28, Pool
               #467705..................       201,823
   135,797   7.00%, 4/15/28, Pool
               #472543..................       144,246
   194,184   7.00%, 6/15/28, Pool
               #472679..................       206,266
   110,544   6.50%, 9/15/28, Pool
               #467225..................       116,237
 2,000,000   7.50%, 9/16/28, Series
               99-33B, Class PQ.........     2,130,080
 1,000,000   6.50%, 9/20/28, Series
               98-22, Class PD..........     1,069,319
   500,000   6.00%, 5/20/29, Series
               99-17, Class L...........       528,978
 3,500,000   6.50%, 6/16/30, Series
               01-6, Class PM...........     3,735,819
   523,947   7.75%, 7/15/30, Pool
               #518078..................       564,492
 2,500,000   6.50%, 3/16/31, Series
               01-10, Class PE..........     2,693,601
 1,000,000   6.50%, 12/20/31, Series
               01-64, Class PB..........     1,049,479
 1,594,096   6.50%, 4/1/32, Pool
               #545639..................     1,661,030
                                          ------------
                                            17,300,399
                                          ------------
  Total U.S. Government Agency Mortgages   126,735,498
                                          ------------
U.S. GOVERNMENT AGENCY SECURITIES (13.6%):
Fannie Mae (4.6%):
 5,000,000   0.00%, 7/15/16.............     2,413,380
 3,000,000   0.00%, 10/9/19.............     1,156,716
 6,000,000   0.00%, 9/23/20.............     2,153,682
   630,000   0.00%, 3/23/28.............       145,601
 1,860,538   6.50%, 8/25/29, IO.........       669,292
 3,000,000   6.50%, 2/28/33, Series 1A,
               TBA......................     3,164,530
                                          ------------
                                             9,703,201
                                          ------------
Federal Farm Credit Bank (0.9%):
 1,500,000   6.75%, 7/7/09..............     1,775,523
                                          ------------
Federal Home Loan Bank (4.5%):
 3,000,000   5.25%, 8/15/06.............     3,270,540
 1,000,000   5.90%, 3/26/09.............     1,132,848
 4,500,000   5.75%, 8/15/11.............     4,986,239
                                          ------------
                                             9,389,627
                                          ------------
Financial Corporation STRIPS (0.8%):
 4,000,000   12/6/18, PO................     1,652,492
                                          ------------

Continued

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002















                                       62
Report


  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Resolution Funding Corporation (1.7%):
$2,000,000   Principal STRIPS,
               1/15/20..................  $    785,818
 1,000,000   Principal STRIPS,
               10/15/17.................       457,821
 2,000,000   Principal STRIPS,
               11/2/18..................       831,916
 4,000,000   Principal STRIPS,
               7/15/20..................     1,530,220
                                          ------------
                                             3,605,775
                                          ------------
Tennessee Valley Authority (1.1%):
 2,000,000   6.00%, 3/15/13.............     2,250,594
                                          ------------
  Total U.S. Government Agency
  Securities                                28,377,212
                                          ------------
U.S. TREASURY OBLIGATIONS (22.5%):
U.S. Treasury Bonds (6.2%):
   200,000   6.00%, 8/15/09.............       232,594
 2,800,000   10.38%, 11/15/12...........     3,743,250
 2,700,000   7.25%, 5/15/16.............     3,458,111
 2,000,000   9.13%, 5/15/18.............     2,996,720
 1,250,000   8.13%, 8/15/19.............     1,741,505
   650,000   6.13%, 11/15/27............       759,662
                                          ------------
                                            12,931,842
                                          ------------
U.S. Treasury Inflation Protected Bonds (3.2%):
 5,609,600   3.63%, 1/15/08.............     6,156,542
   500,000   3.50%, 1/15/11.............       571,866
                                          ------------
                                             6,728,408
                                          ------------
U.S. Treasury Notes (7.8%):
 1,000,000   6.88%, 5/15/06.............     1,150,860
 3,500,000   3.50%, 11/15/06............     3,643,283

  SHARES
    OR
PRINCIPAL
  AMOUNT        SECURITY DESCRIPTION         VALUE
----------   ---------------------------  ------------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes, continued:
$7,000,000   6.13%, 8/15/07.............  $  8,051,645
   500,000   10.38%, 11/15/09...........       579,415
 2,500,000   5.00%, 8/15/11.............     2,742,190
                                          ------------
                                            16,167,393
                                          ------------
U.S. Treasury STRIPS (5.3%):
   975,000   10/15/08...................       807,029
 4,000,000   11/15/09...................     3,098,667
 2,000,000   11/15/14...................     1,157,484
 3,000,000   5/15/15....................     1,680,363
 7,000,000   5/15/20....................     2,854,852
 2,500,000   8/15/14....................     1,470,278
                                          ------------
                                            11,068,673
                                          ------------
  Total U.S. Treasury Obligations           46,896,316
                                          ------------
INVESTMENT COMPANIES (3.8%):
 8,014,996   One Group Government Money
               Market Fund, Class I
               (b)......................     8,014,996
                                          ------------
  Total Investment Companies                 8,014,996
                                          ------------
Total (Cost $196,290,381) (a)             $210,024,022
                                          ============

------------
Percentages indicated are based on net assets of $208,305,060.
(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $14,067,583
                   Unrealized depreciation......................     (333,942)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $13,733,641
                                                                  ===========

(b) Investment in affiliate.

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

* The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of December 31, 2002.

TBA -- To Be Announced
See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002

                                                                 Report

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                MID CAP         MID CAP      DIVERSIFIED     LARGE CAP      DIVERSIFIED
                                 GROWTH          VALUE         MID CAP         GROWTH          EQUITY
                               PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                              ------------    -----------    -----------    ------------    ------------
ASSETS:
Investments, at cost .......  $153,759,366    $81,047,160    $48,509,602    $222,388,202    $147,643,698
Unrealized appreciation
  (depreciation) from
  investments ..............    (9,309,585)    (4,642,436)    (4,927,786)    (52,861,400)    (31,557,900)
                              ------------    -----------    -----------    ------------    ------------
Investments, at value ......   144,449,781     76,404,724     43,581,816     169,526,802     116,085,798
Cash .......................            70            241             --             755             440
Interest and dividends
  receivable ...............        61,794         78,613         44,174         211,290         164,252
Receivable for capital
  shares issued ............        85,348         95,616         49,760              --         188,266
Receivable from brokers for
  investments sold .........       690,837      1,339,817             --       3,684,725              --
Collateral received for
  securities on loan .......     7,524,828      3,519,946      2,752,752       4,810,084       1,363,160
Prepaid expenses ...........           412            179            111             598             294
                              ------------    -----------    -----------    ------------    ------------
Total Assets ...............   152,813,070     81,439,136     46,428,613     178,234,254     117,802,210
                              ------------    -----------    -----------    ------------    ------------
LIABILITIES:
Cash overdraft .............            --             --        324,486              --              --
Payable to brokers for
  investments purchased ....     1,051,793        932,316             --       3,582,244              --
Payable for return of
  collateral received for
  securities on loan .......     7,524,828      3,519,946      2,752,752       4,810,084       1,363,160
Accrued expenses and other
  payables:
  Investment advisory
    fees ...................        80,977         48,399         27,984          96,320          74,336
  Administration fees ......        18,635          9,740          5,537          22,395          14,992
  Other ....................        28,375         15,492         15,238          30,393          21,013
                              ------------    -----------    -----------    ------------    ------------
Total Liabilities ..........     8,704,608      4,525,893      3,125,997       8,541,436       1,473,501
                              ------------    -----------    -----------    ------------    ------------
NET ASSETS:
Capital ....................   200,238,160     83,750,679     52,561,654     342,023,860     160,406,677
Undistributed (distributions
  in excess of) net
  investment income ........        (5,379)       499,533         94,491         174,452         827,277
Accumulated undistributed
  net realized gains
  (losses) from investments
  and futures ..............   (46,814,734)    (2,694,533)    (4,425,743)   (119,644,094)    (13,347,345)
Net unrealized appreciation
  (depreciation) from
  investments and
  futures ..................    (9,309,585)    (4,642,436)    (4,927,786)    (52,861,400)    (31,557,900)
                              ------------    -----------    -----------    ------------    ------------
NET ASSETS: ................  $144,108,462    $76,913,243    $43,302,616    $169,692,818    $116,328,709
                              ============    ===========    ===========    ============    ============
OUTSTANDING UNITS OF
  BENEFICIAL INTEREST
  (SHARES): ................    11,675,201      7,361,972      3,636,767      17,275,338      10,251,712
                              ============    ===========    ===========    ============    ============
Net Asset Value ............  $      12.34    $     10.45    $     11.91    $       9.82    $      11.35
                              ============    ===========    ===========    ============    ============

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002

                                       64
Report


INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                               EQUITY                                        GOVERNMENT
                                               INDEX          BALANCED          BOND            BOND
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                            ------------    ------------    ------------    ------------
ASSETS:
Investments, at cost .....................  $126,354,534    $174,677,901    $159,103,842    $196,290,381
Unrealized appreciation (depreciation)
  from investments .......................   (36,927,127)    (20,720,021)     10,136,350      13,733,641
                                            ------------    ------------    ------------    ------------
Investments, at value ....................    89,427,407     153,957,880     169,240,192     210,024,022
Cash .....................................           914             164              83          46,001
Interest and dividends receivable ........       151,806         792,205       1,406,844       1,392,106
Receivable for capital shares issued .....       113,686         189,035         186,440          65,146
Receivable from brokers for investments
  sold ...................................            --             904          17,026          37,928
Net receivable for variation margin on
  futures contracts ......................         1,400              --              --              --
Collateral received for securities on
  loan ...................................     3,429,796      21,555,813       2,111,373       5,341,690
Prepaid expenses .........................           234             471             327             375
                                            ------------    ------------    ------------    ------------
Total Assets .............................    93,125,243     176,496,472     172,962,285     216,907,268
                                            ------------    ------------    ------------    ------------
LIABILITIES:
Payable to brokers for investments
  purchased ..............................       628,329              --       2,965,567       3,134,000
Payable for return of collateral received
  for securities on loan .................     3,429,796      21,555,813       2,111,373       5,341,690
Accrued expenses and other payables:
  Investment advisory fees ...............        22,905          92,957          78,394          78,747
  Administration fees ....................        10,689          19,765          20,818          26,045
  Other ..................................        21,412          26,171          19,208          21,726
                                            ------------    ------------    ------------    ------------
Total Liabilities ........................     4,113,131      21,694,706       5,195,360       8,602,208
                                            ------------    ------------    ------------    ------------
NET ASSETS:
Capital ..................................   131,521,849     178,447,271     147,784,041     184,933,693
Undistributed (distributions in excess of)
  net investment income ..................     1,087,793       4,681,720       9,870,969       9,668,255
Accumulated undistributed net realized
  gains (losses) from investments and
  futures ................................    (6,608,973)     (7,607,204)        (24,435)        (30,529)
Net unrealized appreciation (depreciation)
  from investments and futures ...........   (36,988,557)    (20,720,021)     10,136,350      13,733,641
                                            ------------    ------------    ------------    ------------
NET ASSETS: ..............................  $ 89,012,112    $154,801,766    $167,766,925    $208,305,060
                                            ============    ============    ============    ============
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES): ..............................    11,573,443      12,123,217      14,176,664      17,479,682
                                            ============    ============    ============    ============
Net Asset Value ..........................  $       7.69    $      12.77    $      11.83    $      11.92
                                            ============    ============    ============    ============

See notes to financial statements.

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STATEMENTS OF OPERATIONS
For the year ended December 31, 2002

                                   MID CAP         MID CAP       DIVERSIFIED     LARGE CAP      DIVERSIFIED
                                    GROWTH          VALUE          MID CAP         GROWTH          EQUITY
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                 ------------    ------------    -----------    ------------    ------------
INVESTMENT INCOME:
Interest income................  $        880    $      1,394    $     1,907    $        763    $      7,441
Dividend income................       764,051       1,273,370        547,121       1,884,736       1,943,456
Income from securities
  lending......................        17,771           9,599          5,061           8,825           4,061
                                 ------------    ------------    -----------    ------------    ------------
Total Income...................       782,702       1,284,363        554,089       1,894,324       1,954,958
                                 ------------    ------------    -----------    ------------    ------------
EXPENSES:
Investment advisory fees.......     1,096,431         612,071        355,773       1,355,087         907,371
Administration fees............       250,848         122,983         71,485         310,221         182,351
Legal and audit fees...........        15,483          10,420          8,315          11,371          12,950
Custodian fees.................        22,638          28,593         21,627          16,331          17,282
Insurance fees.................         4,945           2,148          1,331           7,173           3,530
Printing and mailing costs.....        13,248           6,195          3,675          17,139           9,848
Transfer agent fees............         7,093           6,964          6,958           4,682           6,602
Trustees' fees and expenses....         4,075           1,930          1,147           3,068           2,826
Other fees.....................           782             213            131             817             342
                                 ------------    ------------    -----------    ------------    ------------
Total expenses before
  waivers......................     1,415,543         791,517        470,442       1,725,889       1,143,102
Less waivers from Investment
  Advisor and affiliates.......       (15,126)         (7,806)       (13,905)        (16,335)        (20,138)
                                 ------------    ------------    -----------    ------------    ------------
Net Expenses...................     1,400,417         783,711        456,537       1,709,554       1,122,964
                                 ------------    ------------    -----------    ------------    ------------
Net Investment Income (Loss)...      (617,715)        500,652         97,552         184,770         831,994
                                 ------------    ------------    -----------    ------------    ------------
REALIZED/UNREALIZED GAINS
  (LOSSES) FROM INVESTMENTS:
Net realized gains (losses)
  from investment
  transactions.................   (29,294,069)     (2,080,082)    (3,810,731)    (51,095,044)    (10,070,221)
Net change in unrealized
  appreciation (depreciation)
  from investment
  transactions.................    (9,402,850)     (9,752,598)    (5,763,450)    (22,729,842)    (24,712,209)
                                 ------------    ------------    -----------    ------------    ------------
Net realized/unrealized gains
  (losses) on investments......   (38,696,919)    (11,832,680)    (9,574,181)    (73,824,886)    (34,782,430)
                                 ------------    ------------    -----------    ------------    ------------
Change in net assets resulting
  from operations..............  $(39,314,634)   $(11,332,028)   $(9,476,629)   $(73,640,116)   $(33,950,436)
                                 ============    ============    ===========    ============    ============

See notes to financial statements.

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STATEMENTS OF OPERATIONS
For the year ended December 31, 2002

                                                   EQUITY                                      GOVERNMENT
                                                   INDEX          BALANCED         BOND           BOND
                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                ------------    ------------    -----------    -----------
INVESTMENT INCOME:
Interest income...............................  $      2,604    $  4,730,646    $11,034,642    $10,695,559
Dividend income...............................     1,554,920       1,676,457         26,026         99,005
Income from securities lending................         7,798          20,415         21,989         30,825
                                                ------------    ------------    -----------    -----------
Total Income..................................     1,565,322       6,427,518     11,082,657     10,825,389
                                                ------------    ------------    -----------    -----------
EXPENSES:
Investment advisory fees......................       285,949       1,234,175        931,714        816,527
Administration fees...........................       133,442         262,128        230,982        269,939
Legal and audit fees..........................        11,193          15,322         15,335         17,704
Custodian fees................................        29,889          25,271         25,318         14,756
Insurance fees................................         2,819           5,648          3,925          4,508
Printing and mailing costs....................         7,237          12,495         10,572         12,478
Transfer agent fees...........................         7,023           7,008          7,144          7,006
Trustees' fees and expenses...................         2,221           4,095          3,288          3,658
Other fees....................................           269             520            408            473
                                                ------------    ------------    -----------    -----------
Total expenses before waivers.................       480,042       1,566,662      1,228,686      1,147,049
Less waivers from Investment Advisor and
  affiliates..................................        (4,829)        (13,089)       (63,438)        (7,674)
                                                ------------    ------------    -----------    -----------
Net Expenses..................................       475,213       1,553,573      1,165,248      1,139,375
                                                ------------    ------------    -----------    -----------
Net Investment Income (Loss)..................     1,090,109       4,873,945      9,917,409      9,686,014
                                                ------------    ------------    -----------    -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES:
Net realized gains (losses) from investment
  and futures transactions....................    (4,337,124)     (7,683,469)       (68,495)       403,156
Net change in unrealized appreciation
  (depreciation) from investments and futures
  transactions................................   (21,545,695)    (20,325,119)     5,091,669     10,689,985
                                                ------------    ------------    -----------    -----------
Net realized/unrealized gains (losses) on
  investments and futures.....................   (25,882,819)    (28,008,588)     5,023,174     11,093,141
                                                ------------    ------------    -----------    -----------
Change in net assets resulting from
  operations..................................  $(24,792,710)   $(23,134,643)   $14,940,583    $20,779,155
                                                ============    ============    ===========    ===========

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

                                            MID CAP GROWTH                  MID CAP VALUE                DIVERSIFIED MID CAP
                                              PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                     ----------------------------    ----------------------------    ----------------------------
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         2002            2001            2002            2001            2002            2001
                                     ------------    ------------    ------------    ------------    ------------    ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income (loss)......  $   (617,715)   $   (683,007)   $   500,652     $   493,550     $    97,552     $   112,769
 Net realized gains (losses) from
   investments.....................   (29,294,069)    (15,280,358)    (2,080,082)      5,024,949      (3,810,731)       (442,028)
 Net change in unrealized
   appreciation (depreciation) from
   investments.....................    (9,402,850)     (6,272,551)    (9,752,598)     (2,057,341)     (5,763,450)     (1,206,197)
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in net assets resulting from
 operations........................   (39,314,634)    (22,235,916)   (11,332,028)      3,461,158      (9,476,629)     (1,535,456)
                                     ------------    ------------    -----------     -----------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income........            --              --             --        (495,658)             --        (115,293)
 From net realized gains from
   investment transactions.........            --     (31,042,002)    (5,044,145)     (4,933,663)             --      (6,252,982)
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in net assets from
 shareholder distributions.........            --     (31,042,002)    (5,044,145)     (5,429,321)             --      (6,368,275)
                                     ------------    ------------    -----------     -----------     -----------     -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued.......     9,608,894      21,203,974     14,886,504      21,703,157       7,889,350      15,095,430
 Dividends reinvested..............            --      31,042,002      5,168,204       5,437,247          21,606       6,381,334
 Cost of shares redeemed...........   (18,893,596)     (9,330,084)    (9,095,894)     (7,998,474)     (5,916,497)     (5,341,769)
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in net assets from capital
 transactions......................    (9,284,702)     42,915,892     10,958,814      19,141,930       1,994,459      16,134,995
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in net assets...............   (48,599,336)    (10,362,026)    (5,417,359)     17,173,767      (7,482,170)      8,231,264
                                     ------------    ------------    -----------     -----------     -----------     -----------
NET ASSETS:
 Beginning of period...............   192,707,798     203,069,824     82,330,602      65,156,835      50,784,786      42,553,522
                                     ------------    ------------    -----------     -----------     -----------     -----------
 End of period.....................  $144,108,462    $192,707,798    $76,913,243     $82,330,602     $43,302,616     $50,784,786
                                     ============    ============    ===========     ===========     ===========     ===========
SHARE TRANSACTIONS:
 Issued............................       686,263       1,313,647      1,273,259       1,724,733         592,272       1,017,984
 Reinvested........................            --       2,218,864        396,605         466,355           1,491         474,499
 Redeemed..........................    (1,484,256)       (623,440)      (803,155)       (645,388)       (462,792)       (373,016)
                                     ------------    ------------    -----------     -----------     -----------     -----------
Change in Shares...................      (797,993)      2,909,071        866,709       1,545,700         130,971       1,119,467
                                     ============    ============    ===========     ===========     ===========     ===========

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

                                           LARGE CAP GROWTH               DIVERSIFIED EQUITY                 EQUITY INDEX
                                              PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                     ----------------------------    ----------------------------    ----------------------------
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         2002            2001            2002            2001            2002            2001
                                     ------------    ------------    ------------    ------------    ------------    ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income (loss)......  $    184,770    $   (166,862)   $    831,994    $    578,753    $ 1,090,109     $    885,626
 Net realized gains (losses) from
   investments and futures.........   (51,095,044)    (64,698,256)    (10,070,221)     (2,455,509)    (4,337,124)      (1,324,539)
 Net change in unrealized
   appreciation (depreciation) from
   investments and futures.........   (22,729,842)     (1,857,771)    (24,712,209)    (10,579,228)   (21,545,695)     (12,424,253)
                                     ------------    ------------    ------------    ------------    -----------     ------------
Change in net assets resulting from
 operations........................   (73,640,116)    (66,722,889)    (33,950,436)    (12,455,984)   (24,792,710)     (12,863,166)
                                     ------------    ------------    ------------    ------------    -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income........            --              --              --        (578,340)            --         (884,519)
 From net realized gains from
   investment transactions.........            --     (37,580,507)             --              --             --               --
                                     ------------    ------------    ------------    ------------    -----------     ------------
Change in net assets from
 shareholder distributions.........            --     (37,580,507)             --        (578,340)            --         (884,519)
                                     ------------    ------------    ------------    ------------    -----------     ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued.......    12,707,798      23,373,386      31,367,197      43,818,255     19,047,293       25,933,695
 Dividends reinvested..............            --      37,580,507         168,294         540,112        249,788          856,749
 Cost of shares redeemed...........   (28,932,190)    (24,695,214)    (11,265,477)    (10,833,718)    (9,793,096)      (5,047,368)
                                     ------------    ------------    ------------    ------------    -----------     ------------
Change in net assets from capital
 transactions......................   (16,224,392)     36,258,679      20,270,014      33,524,649      9,503,985       21,743,076
                                     ------------    ------------    ------------    ------------    -----------     ------------
Change in net assets...............   (89,864,508)    (68,044,717)    (13,680,422)     20,490,325    (15,288,725)       7,995,391
                                     ------------    ------------    ------------    ------------    -----------     ------------
NET ASSETS:
 Beginning of period...............   259,557,326     327,602,043     130,009,131     109,518,806    104,300,837       96,305,446
                                     ------------    ------------    ------------    ------------    -----------     ------------
 End of period.....................  $169,692,818    $259,557,326    $116,328,709    $130,009,131    $89,012,112     $104,300,837
                                     ============    ============    ============    ============    ===========     ============
SHARE TRANSACTIONS:
 Issued............................     1,097,203       1,557,718       2,444,775       2,870,962      2,198,728        2,510,223
 Reinvested........................            --       2,684,321          11,303          36,025         25,180           84,380
 Redeemed..........................    (2,724,945)     (1,658,873)       (936,038)       (718,613)    (1,168,301)        (511,239)
                                     ------------    ------------    ------------    ------------    -----------     ------------
Change in Shares...................    (1,627,742)      2,583,166       1,520,040       2,188,374      1,055,607        2,083,364
                                     ============    ============    ============    ============    ===========     ============

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

                                               BALANCED                          BOND                      GOVERNMENT BOND
                                              PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                     ----------------------------    ----------------------------    ----------------------------
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         2002            2001            2002            2001            2002            2001
                                     ------------    ------------    ------------    ------------    ------------    ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income (loss)......  $  4,873,945    $  5,243,312    $  9,917,409    $  8,167,356    $  9,686,014    $  7,848,692
 Net realized gains (losses) from
   investments.....................    (7,683,469)        237,354         (68,495)        495,361         403,156         439,528
 Net change in unrealized
   appreciation (depreciation) from
   investments.....................   (20,325,119)    (13,388,679)      5,091,669       1,838,276      10,689,985         260,934
                                     ------------    ------------    ------------    ------------    ------------    ------------
Change in net assets resulting from
 operations........................   (23,134,643)     (7,908,013)     14,940,583      10,500,993      20,779,155       8,549,154
                                     ------------    ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income........        (9,877)     (5,183,643)        (29,088)     (8,065,187)        (23,324)     (7,780,895)
 From net realized gains from
   investment transactions.........      (270,695)       (777,676)       (574,179)             --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Change in net assets from
 shareholder distributions.........      (280,572)     (5,961,319)       (603,267)     (8,065,187)        (23,324)     (7,780,895)
                                     ------------    ------------    ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued.......     6,985,461      10,944,306      32,445,775      47,171,029      43,417,327      46,574,266
 Dividends reinvested..............     1,519,699       6,143,471       3,116,497       7,079,982       2,321,337       6,989,565
 Cost of shares redeemed...........   (26,318,476)    (15,756,195)    (20,391,734)    (21,394,970)     (9,580,058)     (6,326,895)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Change in net assets from capital
 transactions......................   (17,813,316)      1,331,582      15,170,538      32,856,041      36,158,606      47,236,936
                                     ------------    ------------    ------------    ------------    ------------    ------------
Change in net assets...............   (41,228,531)    (12,537,750)     29,507,854      35,291,847      56,914,437      48,005,195
                                     ------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS:
 Beginning of period...............   196,030,297     208,568,047     138,259,071     102,967,224     151,390,623     103,385,428
                                     ------------    ------------    ------------    ------------    ------------    ------------
 End of period.....................  $154,801,766    $196,030,297    $167,766,925    $138,259,071    $208,305,060    $151,390,623
                                     ============    ============    ============    ============    ============    ============
SHARE TRANSACTIONS:
 Issued............................       503,900         737,855       2,887,631       4,349,246       3,850,788       4,338,126
 Reinvested........................       104,992         420,893         288,616         659,147         218,573         657,908
 Redeemed..........................    (2,024,374)     (1,089,523)     (1,800,077)     (1,952,960)       (839,772)       (589,869)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Change in Shares...................    (1,415,482)         69,225       1,376,170       3,055,433       3,229,589       4,406,165
                                     ============    ============    ============    ============    ============    ============

See notes to financial statements.

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FINANCIAL HIGHLIGHTS

                                                                INVESTMENT ACTIVITIES                 DISTRIBUTIONS
                                                      -----------------------------------------   ---------------------
                                                                    NET REALIZED
                                          NET ASSET      NET       AND UNREALIZED      TOTAL
                                           VALUE,     INVESTMENT        GAINS           FROM         NET         NET
                                          BEGINNING     INCOME       (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED
                                          OF PERIOD     (LOSS)       INVESTMENTS     ACTIVITIES     INCOME      GAINS
                                          ---------   ----------   ---------------   ----------   ----------   --------

MID CAP GROWTH PORTFOLIO
 Period ended December 31, 2002.........   $15.45       $(0.05)        $(3.06)         $(3.11)      $   --      $   --
 Period ended December 31, 2001.........    21.23        (0.06)         (2.53)          (2.59)          --       (3.19)
 Period ended December 31, 2000.........    20.55        (0.08)          1.34            1.26           --       (0.58)
 Period ended December 31, 1999.........    18.52        (0.03)          4.73            4.70           --       (2.67)
 Period ended December 31, 1998.........    14.21        (0.03)          5.95            5.92           --       (1.41)

MID CAP VALUE PORTFOLIO
 Period ended December 31, 2002.........    12.68         0.07          (1.55)          (1.48)          --       (0.75)
 Period ended December 31, 2001.........    13.16         0.08           0.45            0.53        (0.08)      (0.93)
 Period ended December 31, 2000.........    10.39         0.11           2.77            2.88        (0.11)      -- (a)
 Period ended December 31, 1999.........    10.70         0.11          (0.31)          (0.20)       (0.11)         --
 Period ended December 31, 1998.........    11.53         0.21          (0.58)          (0.37)       (0.21)      (0.25)

DIVERSIFIED MID CAP PORTFOLIO
 Period ended December 31, 2002.........    14.49         0.03          (2.61)          (2.58)          --          --
 Period ended December 31, 2001.........    17.83         0.04          (0.95)          (0.91)       (0.04)      (2.39)
 Period ended December 31, 2000.........    15.18         0.06           2.88            2.94        (0.07)      (0.22)
 Period ended December 31, 1999.........    14.76         0.03           1.50            1.53        (0.02)      (1.09)
 Period ended December 31, 1998.........    14.38        (0.01)          0.70            0.69           --       (0.31)

LARGE CAP GROWTH PORTFOLIO
 Period ended December 31, 2002.........    13.73         0.01          (3.92)          (3.91)          --          --
 Period ended December 31, 2001.........    20.07        (0.01)         (4.01)          (4.02)          --       (2.32)
 Period ended December 31, 2000.........    26.56        (0.03)         (5.93)          (5.96)          --       (0.53)
 Period ended December 31, 1999.........    22.63         0.02           6.60            6.62        (0.04)      (2.65)
 Period ended December 31, 1998.........    17.21         0.06           7.03            7.09        (0.06)      (1.61)

DIVERSIFIED EQUITY PORTFOLIO
 Period ended December 31, 2002.........    14.89         0.08          (3.62)          (3.54)          --          --
 Period ended December 31, 2001.........    16.74         0.07          (1.85)          (1.78)       (0.07)         --
 Period ended December 31, 2000.........    17.57         0.07          (0.83)          (0.76)       (0.07)         --
 Period ended December 31, 1999.........    17.80         0.10           1.51            1.61        (0.10)      (1.74)
 Period ended December 31, 1998.........    16.22         0.11           2.00            2.11        (0.12)      (0.41)

EQUITY INDEX PORTFOLIO
 Period ended December 31, 2002.........     9.92         0.09          (2.32)          (2.23)          --          --
 Period ended December 31, 2001.........    11.42         0.09          (1.50)          (1.41)       (0.09)         --
 Period ended December 31, 2000.........    12.94         0.13          (1.32)          (1.19)       (0.13)      (0.20)
 Period ended December 31, 1999.........    10.97         0.17           2.13            2.30        (0.17)      (0.16)
 May 1 to December 31, 1998 (b).........    10.00         0.08           0.97            1.05        (0.08)         --

BALANCED PORTFOLIO
 Period ended December 31, 2002.........    14.48         0.40          (2.09)          (1.69)          --(a)    (0.02)
 Period ended December 31, 2001.........    15.48         0.39          (0.95)          (0.56)       (0.38)      (0.06)
 Period ended December 31, 2000.........    15.68         0.39          (0.13)           0.26        (0.45)      (0.01)
 Period ended December 31, 1999.........    15.14         0.39           0.83            1.22        (0.38)      (0.30)
 Period ended December 31, 1998.........    13.19         0.39           2.14            2.53        (0.39)      (0.19)

BOND PORTFOLIO
 Period ended December 31, 2002.........    10.80         0.70           0.37            1.07           --(a)    (0.04)
 Period ended December 31, 2001.........    10.57         0.69           0.23            0.92        (0.69)         --
 Period ended December 31, 2000.........     9.98         0.61           0.58            1.19        (0.60)         --
 Period ended December 31, 1999.........    10.73         0.60          (0.76)          (0.16)       (0.59)         --
 Period ended December 31, 1998.........    10.44         0.57           0.31            0.88        (0.59)         --

GOVERNMENT BOND PORTFOLIO
 Period ended December 31, 2002.........    10.62         0.55           0.75            1.30           --(a)       --
 Period ended December 31, 2001.........    10.50         0.61           0.12            0.73        (0.61)         --
 Period ended December 31, 2000.........     9.96         0.61           0.55            1.16        (0.62)         --
 Period ended December 31, 1999.........    10.64         0.56          (0.70)          (0.14)       (0.54)         --
 Period ended December 31, 1998.........    10.48         0.56           0.20            0.76        (0.57)      (0.03)

                                               DISTRIBUTIONS
                                          -----------------------

                                          RETURN
                                            OF          TOTAL
                                          CAPITAL   DISTRIBUTIONS
                                          -------   -------------
MID CAP GROWTH PORTFOLIO
 Period ended December 31, 2002.........  $   --       $   --
 Period ended December 31, 2001.........      --        (3.19)
 Period ended December 31, 2000.........      --        (0.58)
 Period ended December 31, 1999.........      --        (2.67)
 Period ended December 31, 1998.........   (0.20)       (1.61)
MID CAP VALUE PORTFOLIO
 Period ended December 31, 2002.........      --        (0.75)
 Period ended December 31, 2001.........      --        (1.01)
 Period ended December 31, 2000.........      --        (0.11)
 Period ended December 31, 1999.........      --        (0.11)
 Period ended December 31, 1998.........      --        (0.46)
DIVERSIFIED MID CAP PORTFOLIO
 Period ended December 31, 2002.........      --           --
 Period ended December 31, 2001.........      --        (2.43)
 Period ended December 31, 2000.........      --        (0.29)
 Period ended December 31, 1999.........      --        (1.11)
 Period ended December 31, 1998.........      --        (0.31)
LARGE CAP GROWTH PORTFOLIO
 Period ended December 31, 2002.........      --           --
 Period ended December 31, 2001.........      --        (2.32)
 Period ended December 31, 2000.........      --        (0.53)
 Period ended December 31, 1999.........      --        (2.69)
 Period ended December 31, 1998.........      --        (1.67)
DIVERSIFIED EQUITY PORTFOLIO
 Period ended December 31, 2002.........      --           --
 Period ended December 31, 2001.........      --        (0.07)
 Period ended December 31, 2000.........      --        (0.07)
 Period ended December 31, 1999.........      --        (1.84)
 Period ended December 31, 1998.........      --        (0.53)
EQUITY INDEX PORTFOLIO
 Period ended December 31, 2002.........      --           --
 Period ended December 31, 2001.........      --        (0.09)
 Period ended December 31, 2000.........      --        (0.33)
 Period ended December 31, 1999.........      --        (0.33)
 May 1 to December 31, 1998 (b).........      --        (0.08)
BALANCED PORTFOLIO
 Period ended December 31, 2002.........      --        (0.02)
 Period ended December 31, 2001.........      --        (0.44)
 Period ended December 31, 2000.........      --        (0.46)
 Period ended December 31, 1999.........      --        (0.68)
 Period ended December 31, 1998.........      --        (0.58)
BOND PORTFOLIO
 Period ended December 31, 2002.........      --        (0.04)
 Period ended December 31, 2001.........      --        (0.69)
 Period ended December 31, 2000.........      --        (0.60)
 Period ended December 31, 1999.........      --        (0.59)
 Period ended December 31, 1998.........      --        (0.59)
GOVERNMENT BOND PORTFOLIO
 Period ended December 31, 2002.........      --           --
 Period ended December 31, 2001.........      --        (0.61)
 Period ended December 31, 2000.........      --        (0.62)
 Period ended December 31, 1999.........      --        (0.54)
 Period ended December 31, 1998.........      --        (0.60)

------------

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Amount is less than $0.01.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002















                                       71

                                                                 Report

--------------------------------------------------------------------------------

                                                                RATIOS/SUPPLEMENTARY DATA
                                                               ---------------------------

                                         NET ASSET              NET ASSETS,      RATIO OF
                                          VALUE,                    END          EXPENSES
                                          END OF      TOTAL      OF PERIOD      TO AVERAGE
                                          PERIOD     RETURN       (000'S)       NET ASSETS
                                         ---------   -------   --------------   ----------

MID CAP GROWTH PORTFOLIO
  Period ended December 31, 2002........  $12.34      (20.13)%    $144,108          0.83%
  Period ended December 31, 2001........   15.45      (10.65)      192,708          0.82
  Period ended December 31, 2000........   21.23        5.79       203,070          0.87
  Period ended December 31, 1999........   20.55       25.42       140,451          0.92
  Period ended December 31, 1998........   18.52       38.82        92,674          0.97

MID CAP VALUE PORTFOLIO
  Period ended December 31, 2002........   10.45      (12.85)       76,913          0.95
  Period ended December 31, 2001........   12.68        4.80        82,331          0.95
  Period ended December 31, 2000........   13.16       27.91        65,157          0.95
  Period ended December 31, 1999........   10.39       (1.84)       28,489          0.95
  Period ended December 31, 1998........   10.70       (3.31)       22,501          0.95

DIVERSIFIED MID CAP PORTFOLIO
  Period ended December 31, 2002........   11.91      (17.81)       43,303          0.95
  Period ended December 31, 2001........   14.49       (4.03)       50,785          0.95
  Period ended December 31, 2000........   17.83       19.45        42,554          0.95
  Period ended December 31, 1999........   15.18       10.50        21,625          0.92
  Period ended December 31, 1998........   14.76        4.91        18,160          0.95

LARGE CAP GROWTH PORTFOLIO
  Period ended December 31, 2002........    9.82      (28.48)      169,693          0.81
  Period ended December 31, 2001........   13.73      (20.28)      259,557          0.81
  Period ended December 31, 2000........   20.07      (22.96)      327,602          0.85
  Period ended December 31, 1999........   26.56       29.26       360,018          0.88
  Period ended December 31, 1998........   22.63       41.27       202,035          0.93

DIVERSIFIED EQUITY PORTFOLIO
  Period ended December 31, 2002........   11.35      (23.77)      116,329          0.92
  Period ended December 31, 2001........   14.89      (10.61)      130,009          0.92
  Period ended December 31, 2000........   16.74       (4.36)      109,519          0.95
  Period ended December 31, 1999........   17.57        9.13        71,066          0.95
  Period ended December 31, 1998........   17.80       13.10        59,560          0.95

EQUITY INDEX PORTFOLIO
  Period ended December 31, 2002........    7.69      (22.48)       89,012          0.50
  Period ended December 31, 2001........    9.92      (12.34)      104,301          0.50
  Period ended December 31, 2000........   11.42       (9.48)       96,305          0.55
  Period ended December 31, 1999........   12.94       21.11        55,128          0.55
  May 1 to December 31, 1998 (b)........   10.97       10.52(c)      14,481         0.55(d)

BALANCED PORTFOLIO
  Period ended December 31, 2002........   12.77      (11.68)      154,802          0.88
  Period ended December 31, 2001........   14.48       (3.57)      196,030          0.87
  Period ended December 31, 2000........   15.48        1.65       208,568          0.90
  Period ended December 31, 1999........   15.68        8.20       183,980          0.95
  Period ended December 31, 1998........   15.14       19.09       102,845          1.00

BOND PORTFOLIO
  Period ended December 31, 2002........   11.83        9.99       167,767          0.75
  Period ended December 31, 2001........   10.80        8.85       138,259          0.75
  Period ended December 31, 2000........   10.57       12.20       102,967          0.75
  Period ended December 31, 1999........    9.98       (1.50)       67,844          0.75
  Period ended December 31, 1998........   10.73        8.66        60,892          0.75

GOVERNMENT BOND PORTFOLIO
  Period ended December 31, 2002........   11.92       12.26       208,305          0.63
  Period ended December 31, 2001........   10.62        7.05       151,391          0.62
  Period ended December 31, 2000........   10.50       12.00       103,385          0.67
  Period ended December 31, 1999........    9.96       (1.31)       64,159          0.73
  Period ended December 31, 1998........   10.64        7.32        42,187          0.75

                                                 RATIOS/SUPPLEMENTARY DATA
                                          ----------------------------------------
                                             RATIO OF
                                          NET INVESTMENT    RATIO OF
                                              INCOME        EXPENSES
                                            TO AVERAGE     TO AVERAGE    PORTFOLIO
                                            NET ASSETS     NET ASSETS*   TURNOVER
                                          --------------   -----------   ---------
MID CAP GROWTH PORTFOLIO
  Period ended December 31, 2002........       (0.37)%         0.85%       76.18%
  Period ended December 31, 2001........       (0.37)          0.83        91.65
  Period ended December 31, 2000........       (0.40)          0.87       161.73
  Period ended December 31, 1999........       (0.21)          0.92       167.61
  Period ended December 31, 1998........       (0.25)          0.97        87.70
MID CAP VALUE PORTFOLIO
  Period ended December 31, 2002........        0.61           0.98       106.23
  Period ended December 31, 2001........        0.67           0.97       103.19
  Period ended December 31, 2000........        1.03           1.00       141.27
  Period ended December 31, 1999........        1.10           1.02       198.01
  Period ended December 31, 1998........        1.90           1.27        39.30
DIVERSIFIED MID CAP PORTFOLIO
  Period ended December 31, 2002........        0.20           1.00        29.33
  Period ended December 31, 2001........        0.24           0.98        51.60
  Period ended December 31, 2000........        0.35           0.99        76.98
  Period ended December 31, 1999........        0.26           1.03        58.77
  Period ended December 31, 1998........       (0.10)          1.52        26.20
LARGE CAP GROWTH PORTFOLIO
  Period ended December 31, 2002........        0.09           0.83        71.44
  Period ended December 31, 2001........       (0.06)          0.82        74.80
  Period ended December 31, 2000........       (0.14)          0.85        96.20
  Period ended December 31, 1999........        0.08           0.88        94.18
  Period ended December 31, 1998........        0.32           0.93        61.00
DIVERSIFIED EQUITY PORTFOLIO
  Period ended December 31, 2002........        0.68           0.93        17.72
  Period ended December 31, 2001........        0.49           0.93        23.67
  Period ended December 31, 2000........        0.40           0.95        24.72
  Period ended December 31, 1999........        0.54           0.97        91.90
  Period ended December 31, 1998........        0.69           1.02        43.20
EQUITY INDEX PORTFOLIO
  Period ended December 31, 2002........        1.15           0.51         4.99
  Period ended December 31, 2001........        0.90           0.51         1.13
  Period ended December 31, 2000........        1.06           0.55         3.51
  Period ended December 31, 1999........        1.67           0.58         1.50
  May 1 to December 31, 1998 (b)........        1.45(d)        1.13(d)      2.30
BALANCED PORTFOLIO
  Period ended December 31, 2002........        2.77           0.89        29.05
  Period ended December 31, 2001........        2.60           0.88        34.45
  Period ended December 31, 2000........        2.58           0.90        33.38
  Period ended December 31, 1999........        2.74           0.95        60.13
  Period ended December 31, 1998........        2.66           1.00        32.10
BOND PORTFOLIO
  Period ended December 31, 2002........        6.38           0.81        25.68
  Period ended December 31, 2001........        6.57           0.79        22.83
  Period ended December 31, 2000........        6.12           0.80         6.62
  Period ended December 31, 1999........        5.86           0.85         7.50
  Period ended December 31, 1998........        5.36           0.81        14.50
GOVERNMENT BOND PORTFOLIO
  Period ended December 31, 2002........        5.33           0.63        16.09
  Period ended December 31, 2001........        5.93           0.62        24.85
  Period ended December 31, 2000........        6.25           0.67        25.17
  Period ended December 31, 1999........        5.68           0.73        55.15
  Period ended December 31, 1998........        5.56           0.78        40.40

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                                       72
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INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

   One Group Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Mid Cap Growth Portfolio, the Mid Cap Value Portfolio, the Diversified Mid Cap Portfolio, the Large Cap Growth Portfolio, the Diversified Equity Portfolio, the Equity Index Portfolio, the Balanced Portfolio, the Bond Portfolio and the Government Bond Portfolio, (individually a "Portfolio", collectively the "Portfolios").

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Listed securities are valued at the latest available sales price on the date of valuation on the principal exchange where such securities are traded. Unlisted securities or listed securities for which latest sales prices are not available are valued at the mean of the latest bid and ask price in the principal market where such securities are normally traded. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in less than 61 days), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as futures and indexed securities involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Portfolios have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, and an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Portfolios enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Portfolios.

     FUTURES CONTRACTS

     The Portfolios may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by a Portfolio based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     The following is a summary of futures outstanding as of December 31, 2002:

                                                                             NUMBER       OPENING      CURRENT
       FUND                                  CONTRACT TYPE                OF CONTRACTS   POSITIONS   MARKET VALUE
       ----                     ---------------------------------------   ------------   ---------   ------------
       Equity Index Portfolio   S&P 500, March 2003 Futures                    4         $940,330      $878,900

Continued

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       73

                                                                 Report

     INDEXED SECURITIES

     The Portfolios, other than Equity Index Portfolio, may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currency, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     REPURCHASE AGREEMENTS

     The Portfolios may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Portfolio requires that the collateral received in a repurchase agreement transaction be collateralized at 100% of value plus accrued interest and be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain the collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited. The portfolios, along with certain other affiliates of the portfolios, may transfer uninvested cash balances into one or more joint trading accounts.

     SECURITIES LENDING

     To generate additional income, each Portfolio may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Portfolios receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Portfolios or the borrower at any time, and are, therefore, not considered to be illiquid investments. Bank One Trust Company N.A., an affiliate of the Advisor, serves as sub-custodian for the securities lending program. Bank One Trust Company, N.A. receives a sub-custody fee based on the value of collateral received from borrowers. As of December 31, 2002, the following Portfolios had securities with the following market values on loan:

                                                                                        MARKET
                                                                        MARKET           VALUE
                                                                         VALUE         OF LOANED
                                   FUND                              OF COLLATERAL    SECURITIES
                                   ----                              -------------    -----------
       Mid Cap Growth Portfolio....................................   $ 7,524,828     $ 7,374,049
       Mid Cap Value Portfolio.....................................     3,519,946       3,449,425
       Diversified Mid Cap Portfolio...............................     2,752,752       2,697,612
       Large Cap Growth Portfolio..................................     4,810,084       4,713,744
       Diversified Equity Portfolio................................     1,363,160       1,335,850
       Equity Index Portfolio......................................     3,429,796       3,361,080
       Balanced Portfolio..........................................    24,483,522      23,908,804
       Bond Portfolio..............................................    14,586,911      13,719,065
       Government Bond Portfolio...................................    15,479,150      14,933,020

     The loaned securities were fully collateralized by cash, U.S. government securities, and letters of credit as of December 31, 2002. Cash collateral was reinvested in master notes, put bonds, and repurchase agreements.

Continued

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002



                                       74
Report


     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes. Amortization and accretion are calculated using the effective interest method.

     EXPENSES

     Direct expenses of a Portfolio are allocated to that Portfolio. The general expenses of the Trust are allocated among the respective Portfolios based on net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

     FEDERAL INCOME TAX

     Each Portfolio intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to a fee, computed daily and paid monthly, of the following annual percentages of the average daily net assets of each Portfolio:

                                                                  ADVISORY
                             PORTFOLIO                              FEE
                             ---------                            --------
    Mid Cap Growth Portfolio....................................    0.65%
    Mid Cap Value Portfolio.....................................    0.74%
    Diversified Mid Cap Portfolio...............................    0.74%
    Large Cap Growth Portfolio..................................    0.65%
    Diversified Equity Portfolio................................    0.74%
    Equity Index Portfolio......................................    0.30%
    Balanced Portfolio..........................................    0.70%
    Bond Portfolio..............................................    0.60%
    Government Bond Portfolio...................................    0.45%

   The Advisor has agreed to reduce fees to assist the Portfolios in maintaining competitive expense ratios.

   The Trust and One Group Administrative Services, Inc., (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.18% on the first $250 million in Trust average daily net assets (other than the assets in the Equity Index Portfolio) and 0.14% on Trust average daily net assets in excess of $250 million (other than the assets in the Equity Index Portfolio). The Administrator is entitled to a fee at the rate of 0.14% of the Equity Index Portfolio's average daily net assets.

Continued

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002

                                                                 Report

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Portfolios for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and financial futures) for the year ended December 31, 2002, were as follows:

                                FUND                               PURCHASES         SALES
                                ----                              ------------    ------------
    Mid Cap Growth Portfolio....................................  $126,615,714    $131,594,944
    Mid Cap Value Portfolio.....................................    91,697,595      86,681,873
    Diversified Mid Cap Portfolio...............................    16,069,938      13,673,044
    Large Cap Growth Portfolio..................................   149,173,585     165,175,523
    Diversified Equity Portfolio................................    43,195,189      21,269,634
    Equity Index Portfolio......................................    14,783,599       4,762,169
    Balanced Portfolio..........................................    50,710,396      62,938,691
    Bond Portfolio..............................................    62,822,246      39,020,739
    Government Bond Portfolio...................................    71,086,437      28,091,521

5. FEDERAL TAX INFORMATION:

   The tax character of distributions paid during the fiscal year ended December 31, 2002 was as follows: (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands)

                                      DISTRIBUTIONS PAID FROM:
                                   ------------------------------
                                        NET           NET LONG          TOTAL
                                     INVESTMENT     TERM CAPITAL       TAXABLE      TAX RETURN OF   TOTAL DISTRIBUTIONS
                                       INCOME           GAINS       DISTRIBUTIONS      CAPITAL             PAID
                                   --------------   -------------   -------------   -------------   -------------------
    Mid Cap Value Portfolio......      $2,433          $2,735          $5,168            $--              $5,168
    Diversified Mid Cap
      Portfolio..................          22              --              22            --                   22
    Diversified Equity
      Portfolio..................         168              --             168            --                  168
    Equity Index Portfolio.......         250              --             250            --                  250
    Balanced Portfolio...........       1,249             271           1,520            --                1,520
    Bond Portfolio...............       2,566             551           3,117            --                3,117
    Government Bond Portfolio....       2,321              --           2,321            --                2,321

Continued

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002

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   As of December 31, 2002 the components of accumulated earnings/(deficit) on a tax basis was as follows: (The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments and the difference between book and tax amortization methods for premium and market discount.) (amounts in thousands)

                                           UNDISTRIBUTED                                 ACCUMULATED                       TOTAL
                           UNDISTRIBUTED     LONG-TERM                                   CAPITAL AND     UNREALIZED     ACCUMULATED
                             ORDINARY         CAPITAL      ACCUMULATED   DISTRIBUTIONS      OTHER      APPRECIATION/     EARNINGS/
                              INCOME           GAINS        EARNINGS        PAYABLE        LOSSES      (DEPRECIATION)    (DEFICIT)
                           -------------   -------------   -----------   -------------   -----------   --------------   -----------
    Mid Cap Growth
      Portfolio..........     $   --            $--          $   --           $--        $   (42,533)     $(13,591)      $ (56,124)
    Mid Cap Value
      Portfolio..........        501            --              501           --                (543)       (6,794)         (6,836)
    Diversified Mid Cap
      Portfolio..........         95            --               95           --              (3,942)       (5,411)         (9,258)
    Large Cap Growth
      Portfolio..........        186            --              186           --            (111,461)      (61,045)       (172,320)
    Diversified Equity
      Portfolio..........        830            --              830           --             (12,607)      (32,298)        (44,075)
    Equity Index
      Portfolio..........      1,090            --            1,090           --              (6,055)      (37,543)        (42,508)
    Balanced Portfolio...      4,688            --            4,688           --              (6,852)      (21,475)        (23,639)
    Bond Portfolio.......      9,874            --            9,874           --                 (24)       10,136          19,986
    Government Bond
      Portfolio..........      9,671            --            9,671           --                 (25)       13,728          23,374

   As of December 31, 2002 , the following Portfolios had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

                                                                     EXPIRES
                                                            --------------------------
                             FUND                           2008     2009       2010       TOTAL
                             ----                           ----    -------    -------    --------
    Mid Cap Growth Portfolio..............................  $ --    $14,935    $27,598    $ 42,533
    Mid Cap Value Portfolio...............................    --         --        543         543
    Diversified Mid Cap Portfolio.........................    --        266      3,676       3,942
    Large Cap Growth Portfolio............................    --     61,195     50,266     111,461
    Diversified Equity Portfolio..........................   679      2,312      9,616      12,607
    Equity Index Portfolio................................   917      1,096      4,042       6,055
    Balanced Portfolio....................................    --         --      6,852       6,852
    Bond Portfolio........................................    --         --         24          24
    Government Bond Portfolio.............................    25         --         --          25

   The Trust designates the following percentage of distributions eligible for the dividends received deductions for corporations.

                                FUND                              AMOUNT
                                ----                              ------
    Mid Cap Value Portfolio.....................................    40%
    Balanced Portfolio..........................................    29

Continued

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002

                                                                 Report

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
One Group Investment Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Diversified Mid Cap Portfolio, Large Cap Growth Portfolio, Diversified Equity Portfolio, Equity Index Portfolio, Balanced Portfolio, Bond Portfolio, and Government Bond Portfolio (separate portfolios constituting the One Group Investment Trust, hereafter referred to as the "Trust") at December 31, 2002, the results of each of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented (other than those financial highlights that have been audited by other independent accountants,) in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial statements of the Mid Cap Value Portfolio, the Diversified Mid Cap Portfolio, the Diversified Equity Portfolio, and the Bond Portfolio for all periods ended on or before December 31, 1998 were audited by other independent accountants whose report dated February 12, 1999 expressed an unqualified opinion on those statements and financial highlights.

PricewaterhouseCoopers LLP
Chicago, IL
February 14, 2002

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002

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INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

Name and Address(1)
Birthdate
Time Served with                                                                    Other Directorships
the Trust                   Principal Occupation During the Past Five Years           Held by Trustee
--------------------  ------------------------------------------------------------  -------------------
Peter C. Marshall     From March 2002 to present, self-employed as a business       None
12/10/42              consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present     President, W.D. Hoard, Inc. (corporate parent of DCI
                      Marketing, Inc.); November 1993 to March 2000, President DCI
                      Marketing, Inc.

Charles I. Post       Since July 1986, self-employed as a business consultant.      None
2/10/28
5/16/94 - present

Frederick W. Ruebeck  Since April 2000, advisor, Jerome P. Green & Associates, LLP  None
10/8/39               (a broker-dealer); January 2000 to April 2000, self-employed
5/16/94 - present     as a consultant; June 1988 to December 1999, Director of
                      Investments, Eli Lilly and Company.

Robert A. Oden, Jr.   From July 2002 to present, President, Carleton College; 1995  None
9/11/46               to July 2002, President, Kenyon College.
6/25/97 - present

John F. Finn          Since 1975, President of Gardner, Inc. (wholesale             Director, Cardinal
11/5/47               distributor to outdoor power equipment industry).             Health
5/21/98 - present

Marilyn McCoy         Since 1985,Vice President of Administration and Planning,     None
3/18/48               Northwestern University.
4/28/99 - present

Julius L. Pallone     Since 1994, President, J.L. Pallone Associates (insurance     None
5/26/30               consultant).
4/28/99 - present

Donald L. Tuttle      Since 1995, Vice President, Association for Investment        None
10/6/34               Management and Research.
4/28/99 - present

------------

(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. As of December 31, 2002, there were 57 portfolios within the Fund complex.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002

                                                                 Report

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

Name and Address(1)
Birthdate
Position Held and
Time Served with
the Trust                   Principal Occupation During the Past Five Years
--------------------  ------------------------------------------------------------
Mark A. Beeson        From November 2001 to present, Chief Financial Officer of
11/13/57              Banc One Investment Management Group and Senior Managing
President             Director of Banc One Investment Advisors Corporation;
1/1/00 - present      October 2002 to present, President, One Group Asset
                      Management (Ireland) Limited; October 1999 to present, Chief
                      Executive Officer and President, One Group Administrative
                      Services, Inc. and Chief Executive Officer and President,
                      One Group Dealer Services, Inc.; August 1994 to October
                      1999, Senior Managing Director, Banc One Investment Advisors
                      Corporation.

Robert L. Young       From November 2001 to present, Senior Managing Director and
1/17/63               Chief Operating Officer of One Group Administrative
Vice President and    Services, Inc. and One Group Dealer Services, Inc.; October
Treasurer             2002 to present, Vice President, One Group Asset Management
1/1/00 - present      (Ireland) Limited; October 1999 to present, Vice President and Treasurer, One Group Administrative Services, Inc., and
                      Vice President and Treasurer, One Group Dealer Services,
                      Inc.; December 1996 to October 1999, Managing Director of
                      Mutual Fund Administration, Banc One Investment Advisors
                      Corporation.

Beverly J. Langley    From June 1992 to present, Senior Compliance Director of
10/4/56               Banc One Investment Advisors Corporation.
Vice President
8/15/02 - present

Michael V. Wible      From January 2000 to present, First Vice President and
9/15/62               Counsel, Bank One Corporation; September 1994 to January
Secretary             2000, Counsel to Bank One Corporation.
1/1/00 - present

Gary R. Young         From October 1999 to present, Director, Mutual Fund
8/19/69               Administration, One Group Administrative Services, Inc.;
Assistant Treasurer   October 2002 to present, Treasurer, One Group Asset
and                   Management (Ireland) Limited; December 1998 to October 1999,
Assistant Secretary   Director, Mutual Fund Administration, Banc One Investment
1/1/00 - present      Advisors Corporation; January 1995 to December 1998, Vice
                      President and Manager of Mutual Fund Accounting, Custody and
                      Financial Administration, First Chicago NBD Corporation.

Jessica K. Ditullio   From January 2000 to present, First Vice President and
9/19/62               Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary   Counsel, Bank One Corporation.
1/1/00 - present

Nancy E. Fields       From October 1999 to present, Director, Mutual Fund
6/22/49               Administration, One Group Administrative Services, Inc. and
Assistant Secretary   Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present      Services, Inc.; July 1999 to October 1999, Project Manager,
                      One Group, Banc One Investment Advisors; January 1998 to
                      July 1999, Vice President, Ohio Bankers Association; July
                      1990 through December 1997, Vice President, Client Services,
                      BISYS Fund Services, Inc.

------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. As of December 31, 2002, there were 57 portfolios within the Fund complex.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2002

                                       80
Report


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